  As filed with the Securities and Exchange Commission on April 24, 2001

                                                       Registration No. 33-57320

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                      POST-EFFECTIVE AMENDMENT NO. 11

                                       To

                                    FORM S-6

                             REGISTRATION STATEMENT
                                     Under
                           THE SECURITIES ACT OF 1933

                               ----------------

                     Metropolitan Life Separate Account UL
                             (Exact name of trust)

                               ----------------

                      Metropolitan Life Insurance Company
                              (Name of depositor)

          1 Madison Avenue                                10010
         New York, New York                            (Zip Code)
         (Complete Address of Depositor's Principal Executive Offices)

                               ----------------

                              GARY A. BELLER, ESQ.

            Senior Executive Vice-President and General Counsel
                      Metropolitan Life Insurance Company
                                1 Madison Avenue
                            New York, New York 10010
                (Name and Complete Address of Agent for Service)

                               ----------------

                                   Copies to:
                              GARY O. COHEN, ESQ.
                                      and
                            THOMAS C. LAUERMAN, ESQ.

                              Foley & Lardner

                               3000 K Street

                        Washington, D.C. 20007-5109

It is proposed that the filing will become effective (check appropriate box)
  [_]immediately upon filing pursuant to paragraph (b) of Rule 485

  [X]on May 1, 2001, pursuant to paragraph (b) of Rule 485
  [_]60 days after filing pursuant to paragraph (a) of Rule 485
  [_]on (date) pursuant to paragraph (a) of Rule 485

  This filing is made in reliance on Rule 6c-3 and 6e-3(T) under the Investment Company Act of 1940 to register an indefinite amount of interests in Metropolitan Life Separate Account UL which funds certain variable universal life insurance policies.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Flexible Premium Variable Life





                        MetLife Flexible Premium
                        Variable Life
                        --------------------------------------------------
                        May 1, 2001




                        MetFlex/SM/

                                Flexible Premium
                                Variable Life



                                Prospectuses




                        . Prospectus For Flexible Premium Variable Life
                          Insurance Policies issued by Metropolitan Life Insurance Company

                        . Fund Prospectuses




                        MetLife/(R)/

                     METROPOLITAN LIFE SEPARATE ACCOUNT UL

                      METROPOLITAN LIFE INSURANCE COMPANY

                             CROSS-REFERENCE TABLE

    Items of Form N-8B-2                   Captions in Prospectus
    --------------------                   ----------------------
 1.......................... Cover Page
 2.......................... SUMMARY; METLIFE
 3.......................... Inapplicable
 4.......................... SALES AND ADMINISTRATION OF THE POLICIES; METLIFE;
                             SUMMARY
 5, 6, 7.................... SEPARATE ACCOUNT UL; THE FUNDS
 8.......................... FINANCIAL STATEMENTS
 9.......................... Inapplicable
 10(a)...................... OTHER POLICY PROVISIONS; POLICY RIGHTS
 10(c), 10(d)............... SUMMARY; POLICY BENEFITS; POLICY RIGHTS; PAYMENT
                             AND ALLOCATION OF PREMIUMS; THE FIXED ACCOUNT;
                             OTHER POLICY PROVISIONS
 10(e)...................... PAYMENT AND ALLOCATION OF PREMIUMS--Policy
                             Termination and Reinstatement
 10(f)...................... VOTING RIGHTS
 10(g)(1)-(3), 10(h)(1)-(3). RIGHTS WE RESERVE
 10(g)(4), 10(h)(4)......... Inapplicable
 10(i)...................... POLICY BENEFITS; PAYMENT AND ALLOCATION OF
                             PREMIUMS; ISSUING A POLICY
 11......................... SUMMARY; SEPARATE ACCOUNT UL; THE FUNDS
 12(a)...................... Cover Page
 12(b), 12(e)............... Inapplicable
 12(c), 12(d)............... SEPARATE ACCOUNT UL; THE FUNDS
 13(a), 13(b), 13(c), 13(d). SUMMARY--Table of Charges and Expenses, CHARGES
                             AND DEDUCTIONS; SEPARATE ACCOUNT UL; THE FUNDS;
                             POLICY BENEFITS; OTHER POLICY PROVISIONS
 13(e)...................... SALES AND ADMINISTRATION OF THE POLICIES
 13(f), 13(g)............... Inapplicable
 14......................... ISSUING A POLICY; SALES AND ADMINISTRATION OF THE
                             POLICIES
 15......................... PAYMENT AND ALLOCATION OF PREMIUMS
 16......................... SEPARATE ACCOUNT UL; THE FUNDS
 17(a), 17(b)............... Captions referenced under Items 10(c), 10(d),
                             10(e) and 10(i) above
 17(c)...................... Inapplicable
 18(a), 18(c)............... SEPARATE ACCOUNT UL; THE FUNDS
 18(b), 18(d)............... Inapplicable
 19......................... SALES AND ADMINISTRATION OF THE POLICIES; VOTING
                             RIGHTS; REPORTS
 20(a), 20(b)............... RIGHTS WE RESERVE; SEPARATE ACCOUNT UL; THE FUNDS
 20(c), 20(d), 20(e), 20(f). Inapplicable
 21(a), 21(b)............... POLICY RIGHTS--Loan Privileges; PAYMENT AND
                             ALLOCATION OF PREMIUMS; OTHER POLICY PROVISIONS
 21(c), 22.................. Inapplicable
 23......................... SALES AND ADMINISTRATION OF THE POLICIES
 24......................... PAYMENT AND ALLOCATION OF PREMIUMS; OTHER POLICY
                             PROVISIONS
 25......................... METLIFE
 26......................... CHARGES AND DEDUCTIONS
 27......................... METLIFE

   Items of Form N-8B-2                   Captions in Prospectus
   --------------------                   ----------------------
 28...................... MANAGEMENT
 29...................... Inapplicable
 30, 31, 32, 33, 34...... Inapplicable
 35...................... GETTING MORE INFORMATION
 36, 37.................. Inapplicable
 38...................... SALES AND ADMINISTRATION OF THE POLICIES
 39...................... METLIFE; SALES AND ADMINISTRATION OF THE POLICIES
 40(a)................... Inapplicable
 40(b)................... SEPARATE ACCOUNT UL; THE FUNDS; CHARGES AND
                          DEDUCTIONS
 41(a)................... SUMMARY; METLIFE; SALES AND ADMINISTRATION OF THE
                          POLICIES
 41(b), 41(c), 42, 43.... Inapplicable
 44(a)................... SEPARATE ACCOUNT UL; THE FUNDS; POLICY BENEFITS--Cash
                          Value
 44(b)................... Inapplicable
 44(c)................... CHARGES AND DEDUCTIONS
 45...................... Inapplicable
 46...................... Captions referenced under Item 44 above
 47...................... Captions referenced under Items 10(c) and 16 above
 48, 49.................. Inapplicable
 50...................... SEPARATE ACCOUNT UL; THE FUNDS
 51(a), 51(b)............ SUMMARY; METLIFE; POLICY BENEFITS; POLICY RIGHTS
 51(c), 51(d), 51(e)..... Captions referenced under Item 10(i) above
 51(f)................... PAYMENT AND ALLOCATION OF PREMIUMS--Policy
                          Termination and Reinstatement
 51(g)................... Captions referenced under Items 10(i) and 13 above
 51(h), 51(j)............ Inapplicable
 51(i)................... SALES AND ADMINISTRATION OF THE POLICIES
 52(a), 52(c)............ RIGHTS WE RESERVE
 52(b), 52(d)............ Inapplicable
 53(a)................... FEDERAL TAX MATTERS
 53(b), 54 through 58.... Inapplicable
 59...................... FINANCIAL STATEMENTS

                                  PROSPECTUS

                                      FOR

                                   METFLEX,
         A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY ("POLICY")

                                   Issued by

                METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")

                               May 1, 2001

The Policy is designed to provide:
 . Life insurance coverage
 . Flexible premium payments
 . A choice among three death benefit options
 . A method of financing certain deferred compensation plans, post-retirement benefits and payroll deduction programs
 . Funding options for allocating premium payments to and transferring cash value among a fixed interest account and the Metropolitan Life Separate Account UL investment divisions which invest in the following corresponding fund ("Fund") portfolios:

Metropolitan Series Fund, Inc. portfolios (Class A):

State Street Research Aggressive         Neuberger Berman Partners Mid Cap
Growth                                   Value
State Street Research Diversified        Scudder Global Equity
                                         T. Rowe Price Large Cap Growth
State Street Research Investment         T. Rowe Price Small Cap Growth
Trust (formerly State Street             Lehman Brothers(R) Aggregate Bond
Research Growth)                         Index
State Street Research Aurora Small Cap
Value                                    MetLife Stock Index
State Street Research Income             Morgan Stanley EAFE(R) Index
State Street Research Money Market       Russell 2000 Index(R)
Putnam International Stock (formerly
Santander International Stock)           MetLife Mid Cap Stock Index
                                         Loomis Sayles High Yield Bond

Putnam Large Cap Growth
Harris Oakmark Large Cap Value
Janus Mid Cap

The Janus Aspen Series portfolios:

Janus Aspen Growth

The INVESCO Variable Investment Funds, Inc. ("VIF") funds:

INVESCO VIF--High Yield                  INVESCO VIF--Real Estate Opportunity

INVESCO VIF--Equity Income
                                         (Formerly INVESCO VIF--Realty)

The Franklin Templeton Variable Insurance Products Trust funds:

Templeton International Securities--     Franklin Small Cap--Class 2
Class 1

New England Zenith Fund series (Class A):

Davis Venture Value                      MFS Research Managers
Loomis Sayles Small Cap                  Back Bay Advisors Bond Income
Alger Equity Growth                      Westpeak Growth and Income

MFS Investors Trust

Alliance Variable Products Series Fund, Inc. portfolios:

Growth and Income--Class B
Premier Growth--Class B
Technology--Class B

Met Investors (formerly COVA) Series Trust portfolios:

JP Morgan Enhanced Index (formerly Large Cap Stock)


Fidelity Variable Insurance Products Fund I portfolios:

Growth--Service Class

Fidelity Variable Insurance Products Fund II portfolios:

Contrafund(R)--Service Class
Asset Manager Growth(R)--Service Class

--------

A word about risk:
This Prospectus discusses the risks associated with purchasing the Policy. Other prospectuses discuss the risks associated with investment in the Fund described therein. These prospectuses are being provided to you in addition to this Prospectus because each of the Separate Account UL investment divisions identified above invests solely in a corresponding "Portfolio" of a Fund. This Prospectus is not valid unless you also receive or have received current Fund prospectuses.

The purchase of the Policy involves risk. You could lose money. You might have to pay additional amounts of premium to avoid losing the life insurance protection you purchased through a Policy.

How to Learn More:

Before purchasing a Policy, read the information in this Prospectus and in the prospectus for each Fund. Keep these prospectuses for future reference. Neither the Securities and Exchange Commission ("SEC") nor any state securities authority has approved or disapproved these securities, nor have they determined if this Prospectus is accurate or complete. This Prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. Any representation otherwise is a criminal offense. Interests in the Separate Account and the Fixed Account are not deposits or obligations of, or insured or guaranteed by, the U.S. government, any bank or other depository institution including the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency or entity or person. We do not authorize any representations about this offering other than as contained in this Prospectus or its supplements or in our authorized supplemental sales material.

Metropolitan Life Insurance Company
Main Office: 1 Madison Ave. New York, NY 10010  (732) 602-6400

                     TABLE OF CONTENTS FOR THIS PROSPECTUS

                                                                       Page in
                                                                         this
   Subject                                                            Prospectus
   -------                                                            ----------
   Summary...........................................................      3

   MetLife...........................................................      9

   Separate Account UL...............................................     10

   The Fixed Account.................................................     11

   The Funds.........................................................     11

   Issuing a Policy..................................................     12

   Policy Benefits...................................................     13

   Policy Rights.....................................................     18

   Payment and Allocation of Premiums................................     21

   Charges and Deductions............................................     23

   Federal Tax Matters...............................................     25

   Showing Performance...............................................     27

   Rights We Reserve.................................................     27

   Other Policy Provisions...........................................     27

   Sales and Administration of the Policies..........................     29

   Voting Rights.....................................................     30

   Reports...........................................................     30

   Illustration of Policy Benefits...................................     31

   Getting More Information..........................................     31

   Legal, Accounting and Actuarial Matters...........................     31

   Management........................................................     32

   Financial Statements..............................................     35

Summary

This summary gives an overview of the Policy and is qualified by the more detailed information in the balance of this Prospectus and the Policy.

MetLife issues the Policies. We offer the Policies to employers, employer sponsored plans, or other organizations or individuals associated with such employers, plans or organizations. We designed the Policies for financing non-qualified deferred compensation plans, other post-employment benefits, certain employer sponsored payroll deduction programs or other purposes. In addition to the base Policy, optional insurance benefits may also be added to your coverage.

Premiums

The Policy allows flexibility in making premium payments. The Policy will remain in force as long as the cash surrender value is large enough to cover one monthly deduction, regardless of whether or not premium payments have been made.

Cash Value

Your cash value in the Policy reflects your premium payments, the charges we deduct, interest we credit if you have cash value in our fixed interest account, any investment experience you have in our Separate Account, as well as your loan and withdrawal activity. MetLife doesn't guarantee the investment performance of the Separate Account UL investment divisions and you should consider your risk tolerance before selecting any of these funding options.

Transfers And Systematic Investment Strategies

You may transfer cash value among the funding options, subject to certain limits. You may also choose among four systematic investment strategies: the Equity GeneratorSM, the EqualizerSM, the AllocatorSM, and the RebalancerSM.

Specified Face Amount of Insurance

Within certain limits, you may choose your specified face amount of insurance when the Policy is issued. You may also change the amount at any time after the first Policy year, subject to our rules and procedures.

Death Benefit Options

Generally, you have a choice among three options. These range from an amount equal to the specified face amount to an amount equal to the specified face amount plus the policy cash value at the date of death.

Surrenders, Partial Withdrawals and Loans

Within certain limits, you may take partial withdrawals and loans from the Policy. You may also surrender your Policy for its cash surrender value.

Tax Treatment

In most cases, you will not pay income taxes on withdrawals or surrenders or at the Final Date of the Policy, until your cumulative withdrawn amounts exceed the cumulative premiums you have paid. If your Policy is a modified endowment contract, you will pay income taxes on loans and withdrawals to the extent of any gains (which is generally the excess of cash value over the premiums paid). In this case, an additional 10% tax may also apply. If the Policy is part of an equity split dollar arrangement with an employer, some portion of the cash value may be taxed prior to any Policy distribution. The death benefit may be subject to Federal and state estate taxes, but your beneficiary will generally not be subject to income tax on the death benefit. As with any taxation matter, you should consult with and rely on the advice of your own tax advisor.

Table of Charges and Expenses

This table shows, subject to state approval, the charges and expenses that you pay under your Policy. See "Charges and Deductions," below for more information about your Policy's charges:

       Type of Charge or Expense       Amount of Charge or Expense
-------------------------------------------------------------------------------
  Charges we deduct from each premium
   payment
  Sales charge:                        For Policies issued prior to May 1, 1996
                                       or in connection with certain employer
                                       sponsored plans effective prior to
                                       August 1, 2000, up to 1% of each premium
                                       payment;
                                       For all other Polices (/1/),
                                       . Policy Years 1 to 10--up to 9% of
                                         premiums paid (we currently charge
                                         6.5%).
                                       . Policy Years 11 and later--up to 3% of
                                         premiums paid, until the total of
                                         payments in each such Policy year
                                         equals the annual target premium(/2/)
                                         for that year.
                                       . There is no sales charge for payments
                                         in excess of the annual target
                                         premium(/2/) in any Policy year.
  Charge for average expected state    2.25% of each premium payment:
  taxes
  Charge for expected federal taxes    1.2% of each premium payment:
  Administrative charge:               Up to 1.05% of each premium payment. We
                                       reduce the charge to .05% on the portion
                                       of any premiums paid in a Policy year
                                       above the annual target premium(/2/).
  Monthly Deduction from your
  Policy's cash value
  Cost of term insurance charges:      Amount varies depending on the specifics
                                       of your Policy (/3/).
  Mortality and expense risk charge:   For Policies issued prior to May 1,
                                       1996, or in connection with certain
                                       employer sponsored plans effective prior
                                       to August 1, 2000, the charge is
                                       currently equivalent to an effective
                                       annual rate of up to .60% of the cash
                                       value in the Separate Account. We intend
                                       to reduce this charge after Policy year
                                       9 to .30%. For all other Policies, the
                                       charge is currently equivalent to an
                                       effective annual rate of up to .48% of
                                       the cash value in the Separate Account.
                                       We intend to reduce this charge after
                                       Policy year 9 to .36% and after Policy
                                       year 20 to .30%.
                                       We may increase this charge to not more
                                       than .90% at any time.
  Underwriting charge: (applies only   A one time charge of up to $3 per
  if you request an increase in your   thousand dollars of increase.
  specified face amount)
  Charges for optional rider benefits  As specified in the form of each rider.
  (/4/):
  Transfer charge:                     We currently do not charge for
                                       transfers.

--------
/1/ Except in certain states, if you surrender your Policy during the first three Policy years (first five Policy years for Policies issued on or after August 1, 2000), we will refund any sales charges deducted within 365 days prior to the date the request for surrender is received at our Designated Office.

/2/ See "Annual Target Premium" under "Charges and Deductions" for a detailed discussion of the determination of the annual target premium. For some Policies, an increase or decrease in the specified face amount will result in a proportionate increase or decrease in the annual target premium. This could, in turn, increase or decrease sales and administrative charges.

/3/ See "Cost of Term Insurance" under "Charges and Deductions" for a more detailed discussion of factors affecting this charge. If you would like, we will provide you with an illustration of the impact of these and other charges under the Policy based on various assumptions.

/4/ Except for the interim term insurance rider, the charge for which is paid for separately.

FUND INVESTMENT MANAGEMENT FEES AND DIRECT EXPENSES

Each of the Funds pays an investment management fee to its investment manager. Each of the Funds also incurs other direct expenses (see the Fund Prospectus and Statement of Additional Information referred to therein for each Fund). You bear indirectly your proportionate share of the fees and expenses of the Portfolios of each Fund that correspond to the Separate Account investment divisions you are using. The Funds offer various classes of shares, each of which has a different level of expenses, only one of which is available under a Policy.

The following sets forth the fees and expenses for each Portfolio, expressed as a percentage of average net assets, for the year ending December 31, 2000 for all available Portfolios of each Fund, except for those Portfolios (referenced in footnote (c) below) that commenced operations on July 5, 2000. For these Portfolios, estimates for the current year are used. The percentages in the table are before taking into account the expense reimbursements referred to in the footnotes that follow the table.

                                    Management              Other   Total Annual
             Portfolios                Fee     12b- 1 Fees Expenses   Expenses
--------------------------------------------------------------------------------
  State Street Research Money          .25%          0       .12%       .37%
   Market
--------------------------------------------------------------------------------
  Neuberger Berman Partners Mid        .70%          0       .19%       .89%
   Cap Value (a)(b)
--------------------------------------------------------------------------------
  Lehman Brothers(R) Aggregate         .25%          0       .12%       .37%
   Bond Index
--------------------------------------------------------------------------------
  Janus Mid Cap                        .66%          0       .04%       .70%
--------------------------------------------------------------------------------
  State Street Research Income         .33%          0       .05%       .38%
--------------------------------------------------------------------------------
  State Street Research Aggressive     .69%          0       .04%       .73%
   Growth (a)
--------------------------------------------------------------------------------
  State Street Research                .43%          0       .03%       .46%
   Diversified
--------------------------------------------------------------------------------
  Loomis Sayles High Yield Bond        .70%          0       .18%       .88%
--------------------------------------------------------------------------------
  MetLife Stock Index                  .25%          0       .03%       .28%
--------------------------------------------------------------------------------
  Russell 2000(R) Index (d)            .25%          0       .30%       .55%
--------------------------------------------------------------------------------
  Harris Oakmark Large Cap             .75%          0       .19%       .94%
   Value (a)(b)

                                                                         Total
                                              Management 12B-1  Other    Annual
                  Portfolios                     Fee     Fees  Expenses Expenses
--------------------------------------------------------------------------------
  T. Rowe Price Small Cap Growth                  .52%      0     .06%     .58%
--------------------------------------------------------------------------------
  T. Rowe Price Large Cap Growth (a)(b)           .64%      0     .14%     .78%
--------------------------------------------------------------------------------
  State Street Research Investment Trust (a)      .47%      0     .03%     .50%
--------------------------------------------------------------------------------
  Scudder Global Equity                           .61%      0     .17%     .78%
--------------------------------------------------------------------------------
  Morgan Stanley EAFE(R)Index (f)                 .30%      0     .48%     .78%
--------------------------------------------------------------------------------
  Putnam International Stock                      .90%      0     .24%    1.14%
--------------------------------------------------------------------------------
  INVESCO VIF-High Yield (h)                      .60%      0     .45%    1.05%
--------------------------------------------------------------------------------
  Templeton International Securities--Class       .67%      0     .20%     .87%
  1
--------------------------------------------------------------------------------
  Janus Aspen Growth (g)                          .65%      0     .02%     .67%
--------------------------------------------------------------------------------
  INVESCO VIF-Equity Income (h)                   .75%      0     .33%    1.08%
--------------------------------------------------------------------------------
  INVESCO VIF-Real Estate Opportunity (h)(i)      .90%      0    4.38%    5.28%
--------------------------------------------------------------------------------
  Davis Venture Value                             .75%      0     .04%     .79%
--------------------------------------------------------------------------------
  Putnam Large Cap Growth (c)                     .80%      0     .59%    1.39%
--------------------------------------------------------------------------------
  MetLife Mid Cap Stock Index (c)                 .25%      0     .58%     .83%
--------------------------------------------------------------------------------
  Loomis Sayles Small Cap (a)(e)                  .90%      0     .06%     .96%
--------------------------------------------------------------------------------
  State Street Research Aurora                    .85%      0     .20%    1.05%
  Small Cap Value (c)
--------------------------------------------------------------------------------
  Alger Equity Growth                             .75%      0     .04%     .79%
--------------------------------------------------------------------------------
  MFS Investors Trust (j)                         .75%      0     .82%    1.57%
--------------------------------------------------------------------------------
  MFS Reasearch Managers (j)                      .75%      0     .50%    1.25%
--------------------------------------------------------------------------------
  Back Bay Advisors Bond Income (l)               .40%      0     .07%     .47%
--------------------------------------------------------------------------------
  Westpeak Growth and Income                      .68%      0     .05%     .73%
--------------------------------------------------------------------------------
  Franklin Small Cap--                            .49%    .25%    .28%    1.02%
  Class 2 (m)(n)(o)
--------------------------------------------------------------------------------
  Alliance Growth and Income--                    .63%    .25%    .07%     .95%
  Class B (m)
--------------------------------------------------------------------------------
  Alliance Premier Growth--                      1.00%    .25%    .05%    1.30%
  Class B (m)
--------------------------------------------------------------------------------
  Alliance Technology--Class B (m)               1.00%    .25%    .08%    1.33%
--------------------------------------------------------------------------------
  JP Morgan Enhanced Index                        .56%      0     .09%     .65%
--------------------------------------------------------------------------------
  Fidelity VIP Growth--Service Class (k)(m)       .57%    .10%    .09%     .76%
--------------------------------------------------------------------------------
  Fidelity VIP Contrafund--                       .57%    .10%    .09%     .76%
  Service Class (k)(m)
--------------------------------------------------------------------------------
  Fidelity VIP Asset Manager                      .58%    .10%    .12%     .80%
  Growth--Service Class(k)(m)

--------

a The Metropolitan Series Fund and the New England Zenith Fund directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. In addition, the Metropolitan Series Fund has entered into arrangements with its custodian whereby credits realized as a result of this practice were used to reduce a portion of its custodian fees. These expense reductions are reflected in the table following (o) below.

b During 2000, we paid all expenses (other than management fees, brokerage commissions, taxes, interest, extraordinary and non-recurring expenses) (collectively, "Expenses") in excess of .20% per annum of the average net assets for each of these Portfolios. This subsidy ceased on November 9, 2000.

c These Portfolios began operations on July 5, 2000, except for the Putnam Large Cap Growth Portfolio which began operations on May 1, 2000. MetLife Advisers, LLC ("MetLife Advisers") will pay all expenses that exceed an annual rate of .20% of the average net assets for each of these Portfolios until each Portfolio's total assets reach $100 million, or until June 30, 2002, whichever comes first. MetLife Advisers will continue to pay the expenses of the State Street Research Aurora Small Cap Value Portfolio and the MetLife Mid Cap Stock Index Portfolio through April 30, 2002, irrespective of the total net assets of the particular Portfolio. These arrangements are voluntary and may be terminated by MetLife Advisers at any time upon notice to the Board of Directors of the Metropolitan Series Fund, Inc. and its shareholders. The Expenses for these Portfolios will be lower than those indicated in the table above. The table following (o) below shows estimated current year expenses for these Portfolios after expense reimbursement except for the Putnam Large Cap Growth Portfolio which shows actual 2000 expenses, annualized, after reimbursement.

d MetLife Advisers pays all Expenses that exceed an annual rate of .30% of the average net assets for the Russell 2000(R)Index Portfolio until the Portfolio's total assets reach $200 million or until April 30, 2002, whichever comes first.

e MetLife Advisers pays all expenses other than brokerage costs, interest, taxes or other extraordinary expenses that exceed an annual rate of 1.00% of the average net assets of this Portfolio. MetLife Advisers may terminate this expense agreement at any time. The Portfolio's expenses in fiscal 2000 did not exceed this limitation.

f MetLife Advisers pays all Expenses that exceed an annual rate of .40% of the Portfolio's average net assets until the Portfolio's assets reach $200 million, or until April 30, 2002, whichever comes first. These expense reimbursements are reflected in the table following (o) below.

g Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee. Expenses are shown without the effect of expense offset arrangements.

h The actual total expenses for the INVESCO VIF-High Yield Fund, the INVESCO VIF-Equity Income Fund and the INVESCO VIF-Real Estate Opportunity Fund were lower than the figures shown below because their custodian fees were reduced under expense offset arrangements.

i Certain expenses of the INVESCO VIF-Real Estate Opportunity Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. This expense absorption arrangement is reflected in the table following (o) below.

j Pursuant to an Expense Deferred Arrangement, MetLife Advisers has agreed to pay expenses (excluding brokerage costs, interest, taxes, or other extraordinary expenses) of the Portfolio in excess of an annual expense limit of .90% of the Portfolio's average daily net assets, subject to the obligation of the Portfolio to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's expenses fall below that percentage; such deferred expenses may be charged to the Portfolio in a subsequent year to the extent the charge does not cause the total operating expenses in such subsequent year to exceed the .90% expense limit; provided, however, that the Portfolio is not obligated to repay any expense paid by MetLife Advisers more than three years after the end of the fiscal year in which such expense was incurred.

k Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying Fund prospectus for details.

l CDC IXIS Asset Management North America, L.P. ("CDC IXIS"), the parent of Back Bay Advisors, L.P., has informed MetLife Advisers that CDC IXIS intends to terminate the operations of Back Bay Advisors in the near future. MetLife Advisers will be hiring a new sub-adviser for the series. Affected Policy owners will receive further information when a new sub-adviser is hired.

m The fund has a distribution or 12b-1 plan that is described in the fund's prospectus.

n Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

o The manager has agreed in advance to make an estimated reduction of .04% of its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.06%.

                                                        Other     Total Annual
                                                      Expenses      Expenses
                                                    After Expense After Expense
                     Portfolio                      Reimbursement Reimbursement
-------------------------------------------------------------------------------
  Neuberger Berman Partners Mid Cap Value*               .06%          .76%
-------------------------------------------------------------------------------
  Harris Oakmark Large Cap Value*                        .10%          .85%
-------------------------------------------------------------------------------
  State Street Research Aggressive Growth                .03%          .72%
-------------------------------------------------------------------------------
  T. Rowe Price Large Cap Growth*                        .13%          .77%
-------------------------------------------------------------------------------
  Loomis Sayles Small Cap*                               .05%          .95%
-------------------------------------------------------------------------------
  State Street Research Investment Trust                 .02%          .49%
-------------------------------------------------------------------------------
  Morgan Stanley EAFE(R) Index                           .40%          .70%
-------------------------------------------------------------------------------
  INVESCO VIF-Real Estate Opportunity                    .83%         1.73%
-------------------------------------------------------------------------------
  Putnam Large Cap Growth                                .20%         1.00%
-------------------------------------------------------------------------------
  MetLife Mid Cap Stock Index                            .20%          .45%
-------------------------------------------------------------------------------
  State Street Research Aurora Small Cap Value           .20%         1.05%
-------------------------------------------------------------------------------
  MFS Investors                                          .15%          .90%
-------------------------------------------------------------------------------
  MFS Research Managers                                  .15%          .90%
-------------------------------------------------------------------------------
  Alliance Technology                                    .07%         1.31%**
-------------------------------------------------------------------------------
  Fidelity VIP Growth--Service Class                     .07%          .74%
-------------------------------------------------------------------------------
  Fidelity VIP Contrafund--Service Class                 .07%          .74%
-------------------------------------------------------------------------------
  Fidelity VIP Asset Manager Growth--Service Class       .11%          .79%

--------

* Reduction in other expenses after expense reimbursement and total annual expenses after expense reimbursement in these portfolios is totally a result of the reduction in custodian fees described in footnote (a) above.

** Total annual expenses after reimbursement for this Portfolio includes reimbursement of a portion of the investment management fee charged to the Portfolio by the investment manager. This reimbursement in 2000 reduced the 1.00% fee set forth in the table before (a) above to .99%. This arrangement is no longer in place.

Other

Please refer to "Federal Tax Matters--Our taxation" and "Policy Benefits--Cash Value Transfers" for a description of certain charges that we currently do not impose but may impose in the future.

MetLife

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. Headquartered in New York City, we are a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife had $302.3 billion of assets under management as of December 31, 2000. MetLife provides individual insurance and investment products to approximately 9 million households in the United States. MetLife also provides group insurance and investment products to corporations and other institutions employing over 33 million employees and members. We have listed our directors and certain key officers under "Management," and our financial information under "Financial Statements," below.

Giving Us Requests, Instructions or Notifications

[SIDEBAR: You can contact us at our Designated Office.]


Contacting us: You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Designated Office. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a Policy loan; changing your death benefit option; taking a partial withdrawal; surrendering your Policy; making transfer requests (including elections with respect to the systematic investment strategies) or changing your premium allocations. Our Designated Office is our home office at 1 Madison Avenue, New York, NY 10010. We may name additional or alternate Designated Offices. If we do, we will notify you in writing.

When Your Requests, Instructions And Notifications Become Effective:

 . Generally, requests, premium payments and other instructions and notifications are effective on the Date of Receipt. In those cases, the effective time is at the end of the Valuation Period during which we receive them at our Designated Office. (Some exceptions to this general rule are noted below and elsewhere in this Prospectus.)

  . A Valuation period is the period between two successive Valuation Dates. It begins at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date. The close of regular trading is 4:00 p.m., Eastern Time on most days.

  . A Valuation Date is:

   .  Each day on which the New York Stock Exchange is open for trading.

   . Other days, if we think that there has been a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of its shares might be materially affected.

 . The end of the free look period is the effective time of the premium allocation instructions you make in your Policy application (and any changes in allocation or transfer requests you make on or before the end of the free look period). Your Investment Start Date is the date the first net premium is applied to the Fixed Account and/or the Separate Account and is the later of (1) the Date of Policy and (2) the Date of Receipt of your first premium payment.

 . The effective date of your Systematic Investment Strategies will be that set forth in the strategy chosen.

Separate Account UL

We established the Separate Account under New York law on December 13, 1988. The Separate Account receives premium payments from the Policy described in this Prospectus and other variable life insurance policies that we issue. We have registered the Separate Account as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The assets in the Separate Account legally belong to us, but they are held solely for the benefit of investors in the Separate Account and no one else, including our other creditors. We will keep an amount in the Separate Account that at least equals the value of our commitments to policy owners that are based on their investments in the Separate Account. We can also keep charges that we deduct and other excess amounts in the Separate Account or we can transfer the excess out of the Separate Account.

[SIDEBAR: Each Separate Account investment division invests in a corresponding Portfolio of a Fund.]

The Separate Account has subdivisions, called "investment divisions." Each investment division invests its assets exclusively in shares of a corresponding Portfolio of a Fund. We can add new investment divisions to or eliminate investment divisions from the Separate Account. You can designate how you would like your net premiums and cash value to be allocated among the available investment divisions and our Fixed Account. Amounts you allocate to each investment division receive the investment experience of the investment division, and you bear this investment risk.

The Fixed Account

The Fixed Account is part of our general assets that are not in any legally-segregated separate accounts. Amounts in the Fixed Account are credited with interest at an effective annual rate of 4%. We may also credit excess interest on such amounts. Different excess interest rates may apply to different amounts based upon when such amounts were allocated to the Fixed Account.

Any partial amounts we remove from the Fixed Account (such as any portion of your Policy's monthly deduction that is allocable to the Fixed Account) will be taken from the most recently allocated amounts first. Any excess interest rate will be credited for at least 12 months before a new rate is credited. We can delay transfers, withdrawals, surrender and payment of Policy loans from the Fixed Account for up to 6 months. Since the Fixed Account is not registered under the federal securities laws, this Prospectus contains only limited information about the Fixed Account. The Policy gives you more information on the operation of the Fixed Account.

The Funds

[SIDEBAR: You should carefully review the investment objectives, strategies, and risks of each Portfolio which are described in the prospectus for each Fund you have also received.]

Each of the Funds is a "series" type of mutual fund, which is registered as an open-end management investment company under the 1940 Act. Each Fund is divided into Portfolios, each of which represents a different class of stock in which a corresponding investment division of the Separate Account invests. You should read each Fund prospectus that you have also received. They contain information about each Fund and its Portfolios, including the investment objectives, strategies, risks and investment advisers that are associated with each Portfolio. They also contain information on our different separate accounts and those of our affiliates that invest in each Fund and the risks related thereto.

Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same money managers. These Portfolios are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolios, different fees and different sizes.

Our arrangements with certain of the unaffiliated Fund sponsors provide that they or one of their affiliates will pay us based on a percentage (up to 0.25% on an annual basis) of the net assets of a Portfolio attributable to the Policies. The fees are not charged to you, the Separate Account or the Portfolio.

As of the end of each Valuation Period, we purchase and redeem Fund shares for the Separate Account at their net asset value without any sales or redemption charges. These purchases and redemptions reflect the amount of any of the following transactions that take effect at the end of the Valuation Period:

 .  The allocation of net premiums to the Separate Account.

 . Dividends and distributions on Fund shares, which are reinvested as of the dates paid (which reduces the value of each share of the Fund and increases the number of Fund shares outstanding, but has no effect on the cash value in the Separate Account).

 .  Policy loans and loan repayments allocated to the Separate Account.

 .  Transfers to and among investment divisions.

 .  Withdrawals and surrenders taken from the Separate Account.

Issuing a Policy

If you want to own a Policy, then you must complete an application, which must be received by the Designated Office. We reserve the right to reject an application for any reason permitted by law, and our acceptance of an application is subject to our insurance underwriting rules.

We may choose one of three types of underwriting when selling Policies. We decide which type to use based on the total number of eligible possible insureds for whom you can purchase a Policy and the percentage of those insureds for whom you actually purchase a Policy. The three types of underwriting are:

 . Guaranteed Issue--requires the least evidence of insurability and rating classification

 . Simplified Underwriting--requires more evidence of insurability and rating classification

 . Full Underwriting--requires the most evidence of insurability and rating classification

An insured who is a standard risk under Simplified Underwriting or Guaranteed Issue may have a higher cost of term insurance rate than would apply to the same insured under Full Underwriting.

[SIDEBAR: We will issue a Policy to you as owner. You will have all the rights under the Policy including the ability to name a new owner or contingent owner.]

Generally, we will issue a Policy only for insureds that are age 70 or less (although we may decide to permit an insured that is older) that have provided evidence of insurability that we find acceptable. An "insured" is the person upon whose life we issue the Policy. For the purpose of computing the insured's age under the Policy, we start with the insured's age on the Date of Policy which is set forth in the Policy. Age under the Policy at any other time is then computed using that issue age and adding the number of full Policy years completed.

The Date of Policy is usually the date the Policy application is approved. We use the Date of Policy to calculate the Policy years (and Policy months and monthly anniversaries). We may permit a Date of Policy that is earlier than the date the application is approved if there have been no material misrepresentations in the application in order to preserve a younger age for the insured.

 . You may request that your Date of Policy be the same date the planned periodic premium is received. In these cases, you would incur a charge for insurance protection before insurance coverage starts. However, the earlier Date of Policy gives you the potential advantage of having the premium applied to the Separate or Fixed Account on an earlier date if a payment is received.

Insurance coverage under the Policy will generally begin at the time the application is approved. For coverage to be effective, the insured's health must be the same as stated in the application and, in most states, the insured must not have sought medical advice or treatment after the date of the application.

Policy Benefits

This Prospectus provides a general description of the Policy. Any state variations are covered in a special policy form for use in that state. Your actual Policy and any endorsements are the controlling documents. You should read the Policy carefully for any variations in your state.

This discussion generally does not take into account the effect of obtaining a portion of the insurance coverage under the yearly renewable term rider. This rider may be more economical in some cases than taking the full amount under the Policy. See "Optional Benefits Added by Rider."

Insurance Proceeds

If the Policy is in force, we will pay your beneficiary the insurance proceeds as of the end of the Valuation Period that includes the insured's date of death. We will pay this amount after we receive documents that we request as due proof of the insured's death. The beneficiary can receive the death benefit in a single sum or under an income plan described below. You may make this choice during the insured's lifetime. If no selection is made we will place the amount in an account to which we will credit interest, and the beneficiary will have immediate access to all or part of that amount. The beneficiary has one year from the date the insurance proceeds are paid to change the selection from a single sum payment to an income plan, as long as we have made no payments from the interest-bearing account. If the terms of the income plan permit the beneficiary to withdraw the entire amount from the plan, the beneficiary can also name contingent beneficiaries.

The insurance proceeds equal:

 . The death benefit under the death benefit option or minimum death benefit that is in effect on the date of death; plus

 .  Any additional insurance proceeds provided by rider; minus

 . Any unpaid Policy loans and accrued interest thereon, and any due and unpaid charges accruing during a grace period.

Death Benefit Options

[SIDEBAR: The Policy generally offers a choice of three death benefit options.]

You can choose among three options. You select which option you want in the Policy application. The three options are:

 . Option A: The death benefit is a level amount and equals the specified face amount of the Policy.

 . Option B: The death benefit varies and equals the specified face amount of the Policy plus the cash value on the date of death.

 . Option C: The death benefit varies and equals the specified face amount of the Policy plus the amount by which the Policy premiums paid exceed withdrawals made.

You have the flexibility to include, at Policy issue, a yearly renewable term rider. This rider is generally not available with Policies issued prior to May 1, 1996 or in connection with certain employer sponsored plans effective prior to August 1, 2000.

There are issues that you should consider in choosing your death benefit option. For example, under Options B and C, the cash value or other amounts are added to the specified face amount. Therefore, the death benefit will generally be greater under these options than under Option A, for Policies with the same specified face amount and premium payments. By the same token, the cost of insurance will generally be greater under Options B and C than under Option A.

[SIDEBAR: You can generally change your death benefit option.]

You can change your death benefit option after the first Policy year, provided that:

 . Your cash surrender value after the change would be enough to pay at least two monthly deductions.

 . The specified face amount continues to be no less than the minimum we allow after a decrease.

 . The total premiums you have paid do not exceed the then current maximum premium limitations permitted under Internal Revenue Service rules.

 . You provide evidence satisfactory to us of the insured's insurability, as we may require.

Any change will be effective on the monthly anniversary on or immediately following the Date of Receipt of the request (or following the date we approve it if we require evidence of insurability). A change in death benefit option will cause us to automatically increase or decrease your specified face amount so that the amount of the death benefit is not changed on the effective date of the new death benefit option.

Before you change your death benefit option you should consider the following:

 . If the term insurance portion of your death benefit changes, as it may with a change from Option A to B or C and vice versa, the term insurance charge will also change. This will affect your cash value and, in some cases, the death benefit levels.

 . If your specified face amount changes because of the change in death benefit option, consider also the issues presented by changing your specified face amount that are described under "Specified Face Amount," below. These issues include the possibility: that your Policy would become a modified endowment contract; that you would receive a taxable distribution; and of changes in the maximum premium amounts that you can pay.

Minimum Death Benefit

In no event will the Policy death benefit (plus the proceeds under any yearly renewable term rider on the insured's life) be lower than the minimum amount required to maintain the Policy as life insurance under the federal income tax laws. We determine this minimum by applying either the:

I. Cash Value Accumulation Test or

II. Guideline Premium/Cash Value Corridor Test.

You choose the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test before we issue your Policy. Before choosing between these two tests you should consider the following:

 . The Cash Value Accumulation Test may allow you to pay a greater amount in premiums for the same amount of death benefit under federal income tax laws and still qualify as life insurance. You should ask for an illustration comparing results under both tests.

 . Increases in death benefits by operation of the Cash Value Accumulation Test will result in a higher monthly cost of term insurance. Such increases can also occur under the Guideline Premium/Cash Value Corridor Test, although this is less likely.

Specified Face Amount

[SIDEBAR: You can generally increase or decrease your Policy's specified face amount.]


The specified face amount is the basic amount of insurance specified in your Policy. The Minimum Initial Specified Face amount is the smallest amount of specified face amount for which a Policy may be issued. Currently this amount is $100,000. You should consider whether to take all of your coverage as specified face amount or whether to take some coverage, if available, under our yearly renewable term insurance benefit (see "Optional Benefits Added by Rider").

Generally, you may change your specified face amount at any time after the first Policy year. Any change will be effective on: the monthly anniversary on or next following the (a) Date of Receipt of your request; or (b) if we require evidence of insurability, the date we approve your request.

No reduction may decrease the specified face amount below the Minimum Initial Specified Face Amount during the first five Policy years or one half that amount thereafter. These minimums also apply to decreases that result from partial withdrawals or changes in death benefit options. If there have been previous specified face amount increases, any decreases in specified face amount will be made in the following order: (i) the specified face amount provided by the most recent increase; (ii) the next most recent increases successively; and (iii) the initial specified face amount.

You may increase the specified face amount only if the cash surrender value after the change is large enough to cover at least two monthly deductions based on your most recent cost of term insurance charge. Any increase may require that we receive additional evidence of insurability that is satisfactory to us. We may also impose a one-time underwriting charge.

Before you change your specified face amount you should consider the following:

 . The term insurance portion of your death benefit will likely change and so will the term insurance charge. This will affect the insurance charges, cash value and, in some cases, death benefit levels.

 . Reducing your specified face amount in the first 15 Policy years may result in our returning an amount to you which could then be taxed on an income first basis.

 . The amount of additional premiums that the tax laws permit you to pay into your Policy may increase or decrease. The additional amount you can pay without causing your Policy to be a modified endowment contract for tax purposes may also increase or decrease.

 . In some circumstances, the Policy could become a modified endowment contract.

 . For Policies issued on or after May 1, 1996 in connection with other than certain employer sponsored plans effective prior to August 1, 2000, the sales charge and the administration charge may change.

Cash Value

[SIDEBAR: Your Policy is designed to accumulate cash value.]


Your Policy's cash value equals:

 .  The Fixed Account cash value, plus

 .  The Policy Loan Account cash value, plus

 .  The Separate Account cash value.

Your Policy's cash surrender value equals your cash value minus any outstanding Policy loans (plus accrued interest).

The Separate Account cash value allocated to each investment division is calculated as follows:

 . On your Investment Start Date, the Policy's cash value in an investment division will equal the portion of any net premium allocated to the investment division, reduced by the portion of any monthly deductions allocated to the Policy's cash value in that investment division.

 . Thereafter, at the end of each Valuation Period the cash value in an investment division will equal:

  . The cash value in the investment division at the beginning of the Valuation Period; plus

  . All net premiums, loan repayments and cash value transfers into the investment division during the Valuation Period; minus

  . All partial cash withdrawals, loans and cash value transfers out of the investment division during the Valuation Period; minus

  . The portion of the any charges and deductions allocated to the cash value in the investment division during the Valuation Period; plus

  . The net investment return for the Valuation Period on the amount of cash value in the investment division at the beginning of the Valuation Period. The net investment return currently equals the rate of increase or decrease in the net asset value per share of the underlying Fund Portfolio over the Valuation Period, adjusted upward to take appropriate account of any dividends and other distributions paid by the Portfolio during the period. The net investment return could in the future be reduced by a charge for taxes that we have the right to impose.

Benefit at Final Date

The Final Date is the Policy anniversary on which the insured is Age 95. Subject to certain conditions, we will allow you to extend that date where permitted by state law. If the insured is living on the Final Date, we will pay you the cash surrender value of the Policy. You can receive the cash surrender value in a single sum, in an account that earns interest, or under an available income plan.

Optional Benefits Added by Rider

You may be eligible for certain benefits provided by rider, subject to certain underwriting requirements and the payment of additional premiums. We will deduct any charges for the rider(s) (other than the charge for the interim term insurance rider) as part of the monthly deduction. Each rider contains important information, including limits and conditions that apply to the benefits. If you decide to purchase any of the riders, you should carefully review their provisions to be sure the benefit is something that you want. You should also consider:

 . That the addition of certain riders can restrict your ability to exercise certain rights under the Policy.

 . That the amount of benefits provided under the rider is not based on investment performance of a separate account; but, if the Policy terminates because of poor investment performance or any other reason, the riders generally will also terminate.

 . The tax consequences. You should also consult with your tax advisor before purchasing one of the riders.

 . That, as discussed below, there are special factors with respect to charges in connection with the yearly renewable term insurance benefit.

Generally, we currently make the following benefits available by rider:

  .  Disability Waiver of      . Interim Term Insurance Benefit
     Monthly Deduction
     Benefit/1/
  .  Accidental Death Benefit  . Yearly Renewable Term Insurance Benefit/3/
  .  Accelerated Death
     Benefit/2/

--------
/1/ An increase in specified face amount may not be covered by this rider. If not, the portion of the monthly deduction associated with the increase will continue to be deducted from the cash value, which if insufficient, could result in the Policy's termination. For this reason, it may be advantageous for the owner, at the time of total disability, to reduce the specified face amount to that covered by this rider.

/2/ Payment under this rider may affect eligibility for benefits under state or federal law. This rider is currently not available in New Jersey or Massachusetts.

/3/ Generally not available in connection with large groups.

The yearly renewable term insurance benefit provides coverage on the insured to age 95. You may purchase this rider, if available, only at Policy issue, though the amount of coverage of an existing rider will change with changes to the Policy to maintain the proportionate allocation of the total insurance amount between the Policy and the Rider. Since the amount of annual target premium (see "Annual Target Premium" under "Charges and Deductions") is not affected by this rider, the amount of sales charge you pay may be less if coverage is obtained through this rider rather than as part of the Policy. However, the current charges for the cost of insurance are higher and commissions that we pay our representatives may be lower under this rider. You should consider these factors before allocating the insurance coverage between the Policy and this rider.

Income Plans

[SIDE BAR]
Generally you can receive the Policy's insurance proceeds, amounts payable at the Final Date or amounts paid upon surrender under an income plan instead of in a lump sum.

Before you purchase an income plan you should consider:

 . The tax consequences associated with the Policy proceeds, which can vary considerably, depending on whether a plan is chosen. You or your beneficiary should consult with a qualified tax adviser about tax consequences.

 . That your Policy will terminate at the time you purchase an income plan and you will receive a new contract, which describes the terms of the income plan. You should carefully review the terms of the new contract, because it contains important information about the terms and conditions of the income plan.

 .  That these plans do not have a variable investment return.

Generally, we currently make the following income plans available:

  .  Interest income                 .  Installment Income for a Stated Period
  .  Installment Income of a Stated  .  Single Life Income-Guaranteed
     Amount                             Payment Period
  .  Joint and Survivor Life Income  .  Single Life Income-Guaranteed
                                        Return

[SIDEBAR: You can transfer your cash value among the investment divisions and the Fixed Account at any time beginning after the end of the free look period.]

Policy Rights

Cash Value Transfers

The minimum amount you may transfer is $50 or, if less, the total amount in an investment option. You may make transfers at any time. The maximum amount that you may transfer or withdraw from the Fixed Account in any Policy year is the greater of $50 and 25% of the largest amount in the Fixed Account over the last four Policy years. This limit does not apply to a full surrender, any loans taken, or any transfers under a systematic investment strategy. We may also limit the number of investment options to which you may transfer cash value, and, under certain conditions, we may have to approve transfers to the Fixed Account (see "Allocating Net Premiums" under "Payment and Allocation of Premiums.").

We do not currently charge for any transfer amounts. We reserve the right to assess a charge in the future against all transfers. Currently, transfers are not taxable transactions.

Each Fund may restrict or refuse certain transfers among or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Fund's prospectus for more details.

We reserve the right to refuse to accept any transaction request where the request would tend to disrupt administration of the Policies or is not in the best interests of Policy owners or the Separate Account.

SYSTEMATIC INVESTMENT STRATEGIES: You can choose one of four currently available strategies. You can also change or cancel your choice at any time.

 .   Equity Generator: allows you to transfer the interest earned on amounts in the Fixed Account in any Policy month equal to at least $20 to the MetLife Stock Index investment division or the State Street Research Aggressive Growth investment division. The transfer will be made at the beginning of the Policy month following the Policy month in which the interest was earned.

 .  Equalizer: allows you to periodically equalize amounts in your Fixed
   Account and either the MetLife Stock Index investment division or the State Street Research Aggressive Growth investment division. We currently make equalization each quarter. We will terminate this strategy if you make a transfer out of the investment division or the Fixed Account that isn't part of the strategy. You may then reelect the Equalizer on your next Policy anniversary.

 .  Rebalancer: allows you to periodically redistribute amounts in the Fixed
   Account and investment divisions in the same proportion that the net premiums are then being allocated. We currently make the redistribution at the beginning of each quarter.

 .  Allocator: allows you to systematically transfer money from the State
   Street Research Money Market investment division to the Fixed Account and/or any investment division(s). You must have enough cash value in the State Street Research Money Market investment division to enable the election to be in effect for three months. The election can be to transfer each month:

  . A specific amount until the cash value in the State Street Research Money Market investment division is exhausted.

  .  A specific amount for a specific number of months.

  . Amounts in equal installments until the total amount you have requested has been transferred.

Transfers By Telephone: We may, if permitted by state law, decide in the future to allow you to make transfer requests, changes to Systematic Investment Strategies and allocations of future net premium by phone. We may also allow you to authorize your sales representative to make such requests. The following procedures would apply:

 . We must have received your authorization in writing satisfactory to us, to act on instructions from any person that claims to be you or your sales representative, as applicable, as long as that person follows our procedures.

 . We will institute reasonable procedures to confirm that instructions we receive are genuine. Our procedures will include receiving from the caller your personalized data.

 .  All telephone calls will be recorded.

 .  You will receive a written confirmation of any transaction.

 . Neither the Separate Account nor we will be liable for any loss, expense or cost arising out of a telephone request if we reasonably believed the request to be genuine.

[SIDEBAR: You can borrow from us and use your Policy as security for the loan.]

Loan Privileges

The amount of each loan must be:

 . At least $250.

 . No more than the greater of the cash surrender value less two monthly deductions and 75% of the cash surrender value (unless state law requires a different percentage to be applied, as set forth in your Policy) when added to all other outstanding Policy loans.

As of your loan request's Date of Receipt, we will:

 . Remove an amount equal to the loan from your cash value in the Fixed Account and each investment division of the Separate Account in the same proportion as the Policy's cash value in each such option bears to the total cash value of the Policy in the Fixed Account and the investment divisions.

 . Transfer such cash value to the Policy loan account, where it will be credited with interest at a rate equal to the loan rate charged less a percentage charge, based on expenses associated with Policy loans, determined by us. This percentage charge will not exceed 2%, and the minimum rate we will credit to the Policy Loan Account will be 4% per year. At least once a year, we will transfer any interest earned in your Policy loan account to the Fixed Account and the investment divisions, according to the way that we then allocate your net premiums.

 . Charge you interest, which will accrue daily. We will tell you the initial interest rate that applies to your loan and mail you advance notices of any increases applicable to existing loans. The interest rate charged for a Policy year will never be more than the maximum allowed by law and will generally be the greater of:

  . The published monthly average for the calendar month ending two months before the start of such year; and

  . The guaranteed rate used to credit interest to the cash value allocated to the Fixed Account for the Policy, plus no more than 1%.

The published monthly average means (a) Moody's Corporate Bond Yield Average Monthly Average Corporates, as published by Moody's Investors Service, Inc. or any successor service; or (b) If the Moody's average is not published, a substantially similar average established by regulation issued by the insurance supervisory official of the state in which your Policy is delivered.

Your interest payments are due at the end of each Policy year and if you don't pay the amount within 31 days after it is due, we will treat it as a new Policy loan, which will be taken from the Fixed Account and the investment divisions by the same method as other loans.

Repaying your loans (plus accrued interest) is done by sending in payments at least equal to $25. You should designate whether a payment is intended as a loan repayment or a premium payment, since we will treat any payment for which no designation is made as a premium payment. We will allocate your repayment to the Fixed Account and the investment divisions, in the same proportion that net premiums are then allocated, except that amounts borrowed from the Fixed Account will be repaid to the Fixed Account first.

Before taking a Policy loan you should consider the following:

 . Interest payments on loans are generally not deductible for tax purposes.

 . Under certain situations, Policy loans could be considered taxable distributions.

 . If you surrender your Policy or if we terminate your Policy, or at the Final
  Date, any outstanding loan amounts (plus accrued interest) will be taxed as a distribution. (See "Federal Tax Matters--The Policy--Loans" below.)

 . A policy loan increases the chances of our terminating your policy due to insufficient cash value. We will terminate your Policy with no value if: (a) on a monthly anniversary your loans (plus accrued interest) exceed your cash value minus the monthly deduction; and (b) we tell you of the insufficiency and you do not make a sufficient payment within 61 days of the monthly anniversary.

 . Your Policy's death proceeds will be reduced by any unpaid loan (plus accrued interest).


[SIDEBAR: You can surrender your Policy for its cash surrender value.]

Surrender and Withdrawal Privileges

We may ask you to return the Policy before we honor your request to surrender your Policy. You can choose to have the proceeds paid in a single sum, or under an income plan. If the insured dies after you surrender the Policy but before the end of the Policy month in which you surrendered the Policy, we will pay your beneficiary an amount equal to the difference between the Policy's death benefit and its cash value, computed as of the surrender date.

You can make partial withdrawals if:

 . The withdrawal would not result in the cash surrender value being less than sufficient to pay 2 monthly deductions.

 . The withdrawal is at least $250.

 . The withdrawal would not result in total premiums paid exceeding any then current maximum premium limitation determined by Internal Revenue Code Rules.

 . The withdrawal would not result in your specified face amount falling below the minimum allowable amount after a decrease, as described under "Specified Face Amount," above.

If you make a request for a partial withdrawal that is not permitted, we will tell you and you may then ask for a smaller withdrawal or surrender the Policy. We will deduct your withdrawal from the Fixed Account and the investment divisions in the same proportion that the Policy's cash value in each such option bears to the total cash value of the Policy in the Fixed Account and the investment divisions.

Before surrendering your Policy or requesting a partial withdrawal you should consider the following:

 . Amounts received may be taxable as income and, if your Policy is a modified endowment contract, subject to certain tax penalties.

 . Your Policy could become a modified endowment contract.

 . For partial withdrawals, your death benefit will decrease, generally by the amount of the withdrawal.

 . For partial withdrawals, your specified face amount may also decrease. For
  Option A Policies, your specified face amount will decrease by the amount of the withdrawal. For Option B Policies, a withdrawal will not decrease the specified face amount. For Option C Policies, your specified face amount will decrease by the amount, if any, by which cumulative withdrawals exceed cumulative premiums paid.

 . In some cases you may be better off taking a Policy loan, rather than a partial withdrawal.

Exchange Privilege

If you decide that you no longer want to take advantage of the investment divisions in the Separate Account, you may transfer all of your money into the Fixed Account. No charge will be imposed on a transfer of your entire cash value (or the cash value attributable to a specified face amount increase) to the Fixed Account within the first 24 Policy months (or within 24 Policy months after a specified face amount increase you have requested, as applicable). In some states, in order to exercise your exchange privilege, you must transfer, without charge, the Policy cash value (or the portion attributable to a specified face amount increase) to a flexible premium fixed benefit life insurance policy, which we make available.

Third Party Requests

Generally, we accept requests for transactions or information only from you. Therefore, we reserve the right not to process transactions requested on your behalf by your agent with a power of attorney or any other authorization. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Policy owners, and who simultaneously makes the same request or series of requests on behalf of other Policy owners.

[SIDEBAR: You can make voluntary planned periodic premium payments and unscheduled premium payments.]

Payment and Allocation of Premiums

Premiums

The payment of premiums won't guarantee that your Policy will remain in force. Rather, this depends on your Policy's cash surrender value.

Paying Premiums

You can make premium payments, subject to certain limitations discussed below, through the:

Voluntary Planned Periodic Premium Schedule: You choose the schedule on your application. The schedule sets forth the amount of premiums, fixed payment intervals and the period of time that you intend to pay premiums. The schedule can be: (a) annual; (b) semi-annual; or (c) through another method to which we agree. After payment of the first planned periodic premium, you do not have to pay premiums in accordance with your voluntary planned period premium schedule.

Unscheduled Premium Payment Option: You can make premium payments at any time.

Maximum and Minimum Premium Payments

 . The first premium may not be less than the planned premium.

 . After the first Policy year, your voluntary planned periodic payments must be at least $100, whether on an annual or semi-annual basis.

 . Unscheduled premium payments must be at least $100 each. We may change this minimum amount on 90 days' notice to you.

 . You may not pay premiums that exceed tax law premium limitations for life insurance policies. We will return any amounts that exceed these limits except that we will keep any amounts that are required to keep the Policy from terminating. We will let you make premium payments that would turn your Policy into a modified endowment contract, but we will tell you of this status in your annual statement, and if possible, we will tell you how to reverse the status.

 . We reserve the right not to sell a Policy to any group or individual associated with such group if the total amount of annual premium that is expected to be paid in connection with all Policies sold to the group or individuals associated with such group is less than $250,000.

 . We may require evidence of insurability for premium payments that cause the minimum death benefit to exceed the death benefit then in effect under the death benefit option chosen.

Allocating Net Premiums

[SIDEBAR: Net premiums are your premiums minus the charges deducted from your premiums.]

Your allocations of net premiums to the Fixed Account are effective as of the Investment Start Date. Your allocations of net premiums to the investment divisions of the Separate Account are effective as of the end of the free look period. During the free look period, we allocate the net premium payments you allocated to the investment divisions to the State Street Research Money Market investment division. At the end of the free look period, we will then allocate your cash value in that investment division among all the Separate Account investment divisions according to your net premium allocation instructions.

You can instruct us to allocate your net premiums among the Fixed Account and the investment divisions. The percentage of your net premium allocation into each of these investment options must be in whole numbers. You can change your allocations (effective after the end of the free look period) at any time by giving us written notification at our Designated Office or in any other manner that we permit. If you have cash value of at least $60,000,000 in the Fixed Account for all Policies you own, we will have to give prior approval to any allocation of net premium or transfer of cash value to the Fixed Account.

Over the lifetime of your Policy, we may restrict you to allocating net premiums and cash value to a maximum of 17 investment divisions of the Separate Account (including the State Street Research Money Market

Division) plus allocations to the Fixed Account, if any. Once you reach the limit, you may re-allocate cash value and net premiums among the 17 selected investment divisions, but you may not allocate net premiums or cash value to any additional investment divisions. We reserve the right to eliminate this restriction at any time.

Policy Termination and Reinstatement

Termination: We will terminate your Policy without any cash surrender value if:

 . The cash surrender value is less than the monthly deduction;

 . We do not receive a sufficient premium payment within the 61-day grace period to cover the monthly deduction. We will mail you notice if any grace period starts.

Reinstatement: Upon your request, we will reinstate your Policy (without reinstating any amounts in a Policy loan account), subject to certain terms and conditions that the Policy provides. We must receive your request within 3 years (or any longer period required by state law) after the end of the grace period and before the Final Date. You also must provide us:

 . A written application for reinstatement (the date we approve the application will be the effective date of the reinstatement).

 .  Evidence of insurability that we find satisfactory.

 .  An additional premium amount that the Policy prescribes for this purpose.

Charges and Deductions

[SIDEBAR: Carefully review the "Table of Charges and Expenses" in the "Summary" which sets forth the charges that you pay under your Policy.]

The Policy charges compensate us for our expenses and risks. Any distinctions we make about the specific purposes of the different charges are imprecise, and we are free to keep and use our revenues or profits for any other purpose, including paying any of our costs and expenses in connection with the Policies. Our revenues from any particular charge may be more or less than any costs or expenses that charge may be intended primarily to cover. The following sets forth additional information about some (but not all) of the Policy charges.

Annual Target Premium: We use the concept of annual target premium to determine certain limits on sales and administrative charges under the Policy. We define the annual target premium to be:

 . For Policies issued prior to May 1, 1996 or issued in connection with certain employer sponsored plans effective prior to August 1, 2000, 50% of the estimated annual amount which satisfied the 7-Pay test under federal tax law based on the issue age of the insured and the initial specified face amount. (See "Modified Endowment Contracts" under "Federal Tax Matters.")

 . For all other Policies, 100% of the estimated annual amount that satisfied the 7-Pay test based on the issue age of the insured, the specified face amount of insurance and standard underwriting class. For such Policies, the annual target premium amount is increased and decreased proportionately for increases and decreases in the specified face amount of the Policy.

Administrative Charge: We make this charge primarily to compensate us for expenses we incur in the administration of the Policy, including our underwriting and start-up expenses.

Charge for Average Expected State Taxes Attributable To Premiums: We make this charge to reimburse us for the state premium taxes that we must pay on premiums we receive. Premium taxes vary from state to state and currently range from 0 to 3.5%. Our charge approximates the average tax rate we expect to pay on premiums we receive from all states.

Charges Included in the Monthly Deduction: We allocate the monthly deduction (except for the monthly mortality and expense risk charge) among the Fixed Account and each investment division of the Separate Account in the same proportion as the Policy's cash value in each such option bears to the total cash value of the Policy in the Fixed Account and the investment divisions. We deduct the monthly deductions as of each monthly anniversary, commencing with the Date of Policy.

 .  Cost of Term Insurance: This charge varies monthly based on many factors.
   Each month, we determine the charge by multiplying your cost of insurance rates by the term insurance amount.

 . The term insurance amount is the death benefit at the beginning of the Policy month divided by a discount factor to account for an assumed return during the month; minus the cash value at the beginning of the Policy month after deduction of all other applicable charges. Factors that affect the term insurance amount include the specified face amount, the cash value and the death benefit option you choose (generally, the term insurance amount will be higher for Options B and C).

 . The term insurance rate is based on our expectations as to future experience, taking into account the insured's sex (if permitted by law), age, underwriting class and rate class. The rates will never exceed the guaranteed rates, which are based on certain 1980 Commissioners Standard Ordinary Mortality Tables. Our current rates are lower than the maximums in most cases. We review our rates periodically and may adjust them, but we will apply the same rates to everyone who has had their Policy for the same amount of time and who is the same age, sex and rate class. As a general rule, the cost of insurance rate increases each year you own your Policy, as the insured's age increases.

  . Rate class relates to the level of mortality risk we assume with respect to an insured. It can be the standard rate class, or one that is higher (and if the insured is 20 or older, we may divide rate class by smoking status). The insured's rate class will affect your cost of term insurance. You can also have more than one rate class in effect, if the insured's rate class has changed and you change your specified face amount. A better rate class will lower the cost of term insurance on your entire Policy and a worse rate class will affect the portion of your cost of term insurance charge attributable to the specified face amount increase.

 . Mortality and Expense Risk Charge: We make this monthly charge primarily to compensate us for:

  . mortality risks that insureds may live for a shorter period than we expect; and

  . expense risks that our issuing and administrative expenses may be higher than we expect. This monthly charge is allocated proportionately to the cash value in each investment division of the Separate Account.

Variations In Charges: We may vary a charge by group, based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. Our variations in the charges will be made in accordance with our established and uniformly applied administrative procedures. We consider a variety of factors in determining charges, including but not limited to:

  .  The nature of the group and its organizational framework

  . The method by which sales will be made to the individuals associated with the group

  . The facility by which premiums will be paid

  . The group's capabilities with respect to administrative tasks

  . Our anticipated persistency of the Policies

  .  The size of the group and the number or years it has been in existence

  . The aggregate amount of premiums we expect to be paid on the Policies owned by the group or by individuals associated with the group

Any variations in charges will be reasonable and will not be unfairly discriminatory to the interests of any Policy owner.

Federal Tax Matters

(SIDEBAR)
You should consult with your own tax advisor to find out how taxes can affect your benefits and rights under your Policy.
(END SIDEBAR)
The following is a brief summary of some tax rules that may apply to your Policy. You should consult with your own tax advisor to find out how taxes can affect your benefits and rights under your Policy, especially before you make unscheduled premium payments, change your specified face amount, change your death benefit option, change coverage provided by riders, take a loan or withdrawal, or assign or surrender the Policy.

The Policy

Insurance Proceeds

 . Generally excludable from your beneficiary's gross income.

 . The proceeds may be subject to federal estate tax: (i) if paid to the insured's estate; or (ii) if paid to a different beneficiary if the insured possessed incidents of ownership at or within three years before death.

 . If you die before the insured, the value of your Policy (determined under IRS rules) is included in your estate and may be subject to federal estate tax.

 . Whether or not any federal estate tax is due is based on a number of factors including the estate size.

Cash Value (If Your Policy Is Not a Modified Endowment Contract)

 . You are generally not taxed on your cash value until you withdraw it, surrender your Policy or receive a distribution on the Final Date. In these cases, you are generally permitted to take withdrawals up to the amount of premiums paid without any tax consequences. However, withdrawals will be subject to income tax after you have received amounts equal to the total premiums you paid. Somewhat different rules apply in the first 15 Policy years, when a distribution may be subject to tax if there is a gain in your Policy (which is generally when your cash value exceeds the cumulative premiums you paid). Finally, if your Policy is part of an equity split dollar arrangement, there is a risk that some portion of the cash value may be taxed prior to any Policy distribution.

Loans

 . Loan amounts received will generally not be subject to income tax, unless your Policy is or becomes a modified endowment contract, is exchanged or terminates.

 . Interest on loans is generally not deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.

 .  If your Policy terminates (upon surrender, cancellation, lapse, the Final
   Date or, in most cases, exchanges) while any Policy loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Policy distribution.

Modified Endowment Contracts

These contracts are life insurance contracts where the premiums paid during the first 7 years after the Policy is issued, or after a material change in the Policy, exceed tax law limits referred to as the "7-pay test." Material changes in the Policy include changes in the level of benefits and certain other changes to your Policy after the issue date. Reductions in benefits during a 7-pay period may cause your Policy to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract.

If your Policy is considered a modified endowment contract the following applies:

 . The death benefit will generally be income tax free to your beneficiary, as discussed above.

 . Amounts withdrawn or distributed before the insured's death, including loans, assignments and pledges, are treated as income first and subject to income tax (to the extent of any gain in your Policy). All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.

 . An additional 10% income tax generally applies to the taxable portion of the amounts received before age 59 1/2, except generally if you are disabled or if the distribution is part of a series of substantially equal periodic payments made over life expectancy.

Diversification

In order for your Policy to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Policy. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Policy owners of gains under their Policies.

Changes to Tax Rules and Interpretations

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Policy. These changes may take effect retroactively. We reserve the right to amend the Policy in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:

 .   Possible taxation of cash value transfers.

 .   Possible taxation as if you were the owner of your allocable portion of the Separate Account's assets.

 .   Possible limits on the number of investment funds available or the frequency of transfers among them.

 .   Possible changes in the tax treatment of Policy benefits and rights.

Our Taxation

In general, we don't expect to incur federal, state or local taxes upon the earnings or realized capital gains attributable to the assets in the Separate Account relating to the cash surrender value of the Policies. If we do incur such taxes, we reserve the right to charge cash value allocated to the Separate Account for these taxes.

Showing Performance

We may advertise or otherwise show:

 .   Investment division performance ranking and rating information as it compares among similar investments as compiled by independent organizations.

 .   Comparisons of the investment divisions with performance of similar investments and appropriate indices.

 .   Our insurance company ratings that are assigned by independent rating agencies and that are relevant when considering our ability to honor our guarantees.

 .   Personalized illustrations based on historical Separate Account performance.

Rights We Reserve

We reserve the right to make certain changes if we believe the changes are in the best interest of our Policy owners or would help carry out the purposes of the Policy. We will make these changes in the manner permitted by applicable law and only after getting any necessary owner and regulatory approval. We will notify you of any changes that result in a material change in the underlying investments in the investment divisions, and you will have a chance to transfer out of the affected division (without charge). Some of the changes we may make include:

 .   Operating the Separate Account in any other form that is permitted by applicable law.

 .   Changes to obtain or continue exemptions from the 1940 Act.

 .   Transferring assets among investment divisions or to other separate accounts, or our general account or combining or removing investment divisions from the Separate Account.

 .   Substituting Fund shares in an investment division for shares of another portfolio of a Fund or another fund or investment permitted by law.

 .   Changing the way we assess charges without exceeding the aggregate amount of the Policy's guaranteed maximum charges.

 .   Making any necessary technical changes to the Policy to conform it to the changes we have made.


[SIDEBAR: Carefully review your Policy which contains a full discussion of all its provisions.]

Other Policy Provisions
You should read your Policy for a full discussion of its provisions. The following is a brief discussion of some of the provisions that you should consider:

Free Look Period

You can return the Policy during this period. The period is the later of:

 .   10 days after you receive the Policy (unless state law requires your
    Policy to specify a longer specified period); and

 .   the date we receive a receipt signed by you.

If you return your Policy, we will send you a complete refund of any premiums paid (or cash value plus any charges deducted if state law requires) within seven days.

Incontestability

We will not contest:

 .   Your Policy after 2 Policy years from issue or reinstatement (excluding riders added later).

 .   An increase in a death benefit after it has been in effect for two years.

Suicide

If the insured commits suicide within the first two Policy years (or any other period required by state law), your beneficiary will receive all premiums paid (without interest), less any outstanding loans (plus accrued interest) and withdrawals taken. Similarly, we will pay the beneficiary only the cost of any increase in specified face amount if the insured commits suicide within two years of such increase.

Age and Sex

We will adjust benefits to reflect the correct age and sex of the insured, if this information isn't correct in the Policy application.

Assignment and Change in Ownership

You can assign your Policy as collateral if you notify us in writing. The assignment or release of the assignment is effective when it is recorded at the Designated Office. We are not responsible for determining the validity of the assignment or its release. Also, there could be serious adverse tax consequences to you or your beneficiary, so you should consult with your tax adviser before making any change of ownership or other assignment.

Payment and Deferment

Under Certain Situations, We May Defer Payments.

Generally, we will pay or transfer amounts from the Separate Account within seven days after the Date of Receipt of all necessary documentation required for such payment or transfer. We can defer this if:

 .   The New York Stock Exchange has an unscheduled closing.

 .   There is an emergency so that we could not reasonably determine the investment experience of a Policy.

 .   The Securities and Exchange Commission by order permits us to do so for the protection of Policy owners (provided that the delay is permitted under New York State insurance law and regulations).

 .   With respect to the insurance proceeds, if entitlement to a payment is being questioned or is uncertain.

 .   We are paying amounts attributable to a check. In that case we can wait for a reasonable time (15 days or less) to let the check clear.

We currently pay interest on the amount of insurance proceeds at 3% per year (or higher if state law requires) from the date of death until the date we pay the benefit.

Dividends

The Policy is "nonparticipating," which means it is not eligible for dividends from us and does not share in any distributions of our surplus.

Sales and Administration of the Policies

[SIDEBAR: We perform the sales and administrative services for the Policies.]

We serve as the "principal underwriter," as defined in the 1940 Act, for the Policy and other variable life insurance and variable annuity contracts issued by a subsidiary and us. We are registered under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers, Inc. We are a sub-investment manager for certain Portfolios of the Metropolitan Series Fund.

Bonding

Our directors, officers and employees are bonded in the amount of $50,000,000, subject to a $5,000,000 deductible.

Distributing The Policies
We sell the Policies through licensed life insurance sales representatives:

 . Registered through us.

 . Registered through other broker-dealers, including a wholly owned subsidiary.

Commissions

We may pay commissions to representatives (or the broker-dealers through which they are registered) for the sale of our products. The commissions do not result in a charge against the Policy in addition to the charges already described elsewhere in this Prospectus. Commissions paid in 1998, 1999 and 2000 totaled $2,463,084, $2,877,550 and $3,464,099, respectively. Maximum commissions are generally:

 .  Policy Year 1:

  21% of premiums paid up to the target premium
  2% of premiums paid above the target premium

 .  Policy Years 2-4:
  10% of premiums paid up to the target premium
  1.5% of premiums paid above the target premium

 .  Policy Years 5-10:

  4.5% of premiums paid up to the target premium

  1.5% of premiums paid above the target premium

 .  Policy Years 11 and Later:
  3% of premiums paid up to the target premium
  1.5% of premiums paid above the target premium

 .  Policy Years 8 and Later:

  We may pay up to .10% of the cash value of a Policy in certain circumstances.

[SIDE BAR]
You can give us voting instructions on shares of each Portfolio of a Fund that are attributed to your Policy.

Voting Rights

The Funds have shareholder meetings from time to time to, for example, elect directors and approve some changes to investment management arrangements. We will vote the shares of each Portfolio that are attributed to your Policy based on your instructions. Should we determine that the 1940 Act no longer requires us to do this, we may decide to vote Fund shares in our own right, without input from you or any other owners of variable life insurance policies or variable annuity contracts that participate in a Fund.

If you are eligible to give us voting instructions, we will send you informational material and a form to send back to us. We are entitled to disregard voting instructions in certain limited circumstances prescribed by the SEC. If we do so, we will give you our reasons in the next semi-annual report to Policy owners.

The number of shares for which you can give us voting instructions is determined as of the record date for the Fund shareholder meeting by dividing:

 . Your Policy's cash value in the corresponding investment division; by

 . The net asset value of one share of that Portfolio.

We will count fractional votes.

If we do not receive timely voting instructions from Policy owners and other insurance and annuity owners that are entitled to give us voting instructions, we will vote those shares in the same proportion as the shares held in the same separate account for which we did receive voting instructions. Also, we will vote Fund shares that are not attributable to insurance or annuity owners (including shares that we hold in our general account) or that are held in separate accounts that are not registered under the 1940 Act in the same proportion as the aggregate of the shares for which we received voting instructions from all insurance and annuity owners.

Reports

Generally, you will promptly receive statements confirming your significant transactions such as:

 . Change in specified face amount.

 . Change in death benefit options.

 . Transfers among investment divisions (including those through Systematic
  Investment Strategies, which are confirmed quarterly).

 . Partial withdrawals.

 . Loan amounts you request.

 . Loan repayments and premium payments.

If your premium payments are made through a systematic payment method, we will not send you any confirmation in addition to the one you receive from your employer.

We will also send you an annual statement within 30 days after a Policy year that will summarize the year's transactions and include information on:

 . Deductions and charges.

 . Status of the death benefit.

 . Cash and cash surrender values.

 . Amounts in the investment divisions and Fixed Account.

 . Status of Policy loans.

 . Automatic loans to pay interest.

 . Information on your modified endowment contract status (if applicable).

We will also send you a Fund's annual and semi-annual reports to shareholders.


[SIDEBAR: Personalized illustrations can help you understand how your Policy values can vary]

Illustration of Policy Benefits

In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain illustrations upon request. These will be based on the age and insurance risk characteristics of the insured under your Policy and such factors as the specified face amount, death benefit option, premium payment amounts and rates of return (within limits) that you request. You can request such illustrations at any time. We have filed an example of such an illustration as an exhibit to the registration statement referred to below.

Getting More Information

We are regulated by the New York Insurance Department and periodically are examined by them. We are also subject to the laws and regulations of all the jurisdictions in which we do business and, if required, we have filed the Policy for approval in every jurisdiction in which the Policy is sold. The Policy may not be available in every jurisdiction. You should ask your sales representative whether the Policy is available in your jurisdiction.

We file annual statements on our operations, including financial statements, with insurance departments of various jurisdictions so that they can review our solvency and compliance with applicable laws and regulations. You can review these statements which are available at the offices of the various insurance departments.

This Prospectus is part of a registration statement that we filed with the Securities and Exchange Commission under the Securities Act of 1933. The registration statement includes additional information, amendments and exhibits. You can get this information from the Securities and Exchange Commission (a copying fee may apply) by visiting or writing to its Public Reference Room or using its Internet site at:

 .  Securities and Exchange Commission
  Public Reference Room
  Washington, D.C. 20549
  Call 1-800-SEC-0330 (for information about using the Public Reference Room) Internet site: http://www.sec.gov

Legal, Accounting and Actuarial Matters

Christopher P. Nicholas, Associate General Counsel at MetLife, has passed upon the legality of the Policies. The law firm of Foley & Lardner, Washington, D.C., has advised us on certain matters relating to the federal securities laws.

Deloitte & Touche LLP, independent auditors, have audited the financial statements included in this Prospectus, for the periods as stated in their reports appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy.

Michael F. Rogalski, FSA, MAAA, Vice-President and Actuary of MetLife, has examined actuarial matters included in the registration statement, as stated in his opinion filed as an exhibit to the registration statement.

Management

The present directors and the senior officers and secretary of MetLife are listed below, together with certain information concerning them:

Directors, Officers-Directors

                             Principal Occupation &             Positions and Offices
  Name                          Business Address                    with Metlife
-------------------------------------------------------------------------------------
  Curtis H. Barnette      Chairman and Chief Executive Officer     Director
                          Bethlehem Steel Corp.
                          1170 Eight Ave.--Martin
                          Tower 2118
                          Bethlehem, PA 18016
-------------------------------------------------------------------------------------
  Robert H. Benmosche     Chairman of the Board,                   Chairman of
                          President and                            the Board,
                          Chief Executive Officer                  President,
                                                                   Chief
                                                                   Executive
                                                                   Officer and
                                                                   Director
                          Metropolitan Life Insurance
                          Company
                          One Madison Ave.
                          New York, NY 10010
-------------------------------------------------------------------------------------
  Gerald Clark            Vice Chairman of the Board               Vice Chairman
                          and Chief Investment Officer             of the Board,
                                                                   Chief
                                                                   Investment
                                                                   Officer and
                                                                   Director
                          Metropolitan Life Insurance
                          Company
                          One Madison Ave.
                          New York, NY 10010
-------------------------------------------------------------------------------------
  Joan Ganz Cooney        Chairman, Executive                      Director
                          Committee Children's
                          Television Workshop
                          One Lincoln Plaza
                          New York, NY 10023
-------------------------------------------------------------------------------------
  John C. Danforth        Partner                                  Director
                          Bryan Cave LLP
                          245 Park Avenue
                          New York, NY 10167
-------------------------------------------------------------------------------------
  Burton A. Dole, Jr.     Retired Chairman, President              Director
                          and Chief Executive Officer
                          Nellcor Puritan Bennett
                          2200 Faradlay Ave.
                          Carlsbad, CA 92008
-------------------------------------------------------------------------------------
  James R. Houghton       Chairman of the Board Emeritus           Director
                          and Director
                          Corning Incorporated
                          80 East Market Street, 2nd Floor
                          Corning, NY 14830
-------------------------------------------------------------------------------------
  Harry P. Kamen          Chairman and Chief Executive             Director
                          Officer (Retired)
                          Metropolitan Life Insurance
                          Company
                          One Madison Ave.
                          New York, NY 10010
-------------------------------------------------------------------------------------
  Helene L. Kaplan        Of Counsel Skadden, Arps,                Director
                          Slate, Meagher & Flom
                          919 Third Ave.
                          New York, NY 10022
-------------------------------------------------------------------------------------
  Charles M. Leighton     Retired Chairman and Chief               Director
                          Executive Officer
                          CML Group, Inc.
                          524 Main Street
                          Bolton, MA 01720

--------------------------------------------------------------------------------
                              Principal Occupation &       Positions and Offices
  Name                           Business Address              with Metlife
--------------------------------------------------------------------------------
  Stewart Nagler          Vice Chairman of the Board          Vice Chairman
                          and Chief Financial Officer         of the Board
                          Metropolitan Life Insurance         and Chief
                          Company                             Financial
                          One Madison Avenue                  Officer and
                          New York, NY 10010                  Director
--------------------------------------------------------------------------------
  John J. Phelan, Jr.    Retired Chairman and Chief           Director
                         Executive Officer
                         New York Stock Exchange, Inc.
                         P.O. Box 312
                         Mill Neck, NY 11765
--------------------------------------------------------------------------------
  Hugh B. Price          President and Chief Executive        Director
                         Officer National Urban League,
                         Inc.
                         12 Wall Street
                         New York, NY 10005
--------------------------------------------------------------------------------
  Ruth J. Simmons, Ph.D. President Smith College College      Director
                         Hall 20 Northhampton, MA 01063
--------------------------------------------------------------------------------
  William C. Steere, Jr. Chairman of the Board and Chief      Director
                         Executive Officer Pfizer, Inc.
                         235 East 42nd Street New York,
                         NY 10017

  Name of    Position with Metropolitan
  Officer*              Life
---------------------------------------

  Robert H. Benmosche   Chairman of the Board,
                        President and Chief Executive
                        Officer
-------------------------------------------------------
  Gerald Clark          Vice Chairman of the Board,
                        Chief Investment Officer and
                        Director
-------------------------------------------------------
  Stewart G. Nagler     Vice Chairman of the Board,
                        Chief Financial Officer and
                        Director
-------------------------------------------------------
  Gary A. Beller        Senior Executive Vice-President
                        and General Counsel
-------------------------------------------------------
  James H. Benson       President, Individual Business;
                        Chairman, Chief Executive
                        Officer and President, New
                        England Life Insurance Company
-------------------------------------------------------
  C. Robert Henrikson   President, Institutional
                        Business
-------------------------------------------------------
  Jeffrey J. Hodgman    Executive Vice-President
-------------------------------------------------------
  William J. Toppeta    President, Client Services and
                        Chief Administrative Officer
-------------------------------------------------------
  Catherine H. Rein     Senior Executive Vice-
                        President; President and Chief
                        Executive Officer, Metropolitan
                        Property and Casualty Insurance
                        Company
-------------------------------------------------------
  John H. Tweedie      Senior Executive Vice-President
-------------------------------------------------------
  Lisa M. Weber         Executive Vice-President
-------------------------------------------------------
                        Senior Vice-President and Chief
  Stanley J. Talbi      Actuary

* The principal occupation of each officer, except for the following officer, during the last five years has been as an officer of Metropolitan Life or an affiliate thereof. Lisa Weber has been an officer of Metropolitan Life since March 16, 1998; prior thereto, she was a Director of Diversity Strategies and Development and an Associate Director of Human Resources of Paine Webber. The business address of each officer is 1 Madison Avenue, New York, New York 10010.

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Metropolitan Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of the Metropolitan Life Separate Account UL including the State Street Research Growth, State Street Research Income, State Street Research Money Market, State Street Research Diversified, State Street Research Aggressive Growth, MetLife Stock Index, Putnam International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Harris Oakmark Large Cap Value, Neuberger Berman Partners Mid Cap Value, T. Rowe Price Large Cap Growth, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Russell 2000 Index, Janus Aspen Growth, Invesco VIF High Yield, Invesco VIF Equity Income, Invesco VIF Real Estate Opportunity, Templeton International Stock, Putnam Large Cap Growth, State Street Research Aurora Small Cap Value, MetLife Mid Cap Stock Index, Zenith Davis Venture Value Series, Zenith Loomis Sayles Small Cap Series, and Alliance Series Growth & Income--Class B Portfolios, collectively (the "Separate Account"), including the schedule of investments as of December 31, 2000, and the related statements (i) of operations for the year ended December 31, 2000, the statements of changes in net assets for the years ended December 31, 2000, and 1999 of the State Street Research Growth, State Street Research Income, State Street Research Money Market, State Street Research Diversified, State Street Research Aggressive Growth, MetLife Stock Index, Putnam International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Harris Oakmark Large Cap Value, Neuberger Berman Partners Mid Cap Value, T. Rowe Price Large Cap Growth, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Russell 2000 Index, Janus Aspen Growth, Invesco VIF High Yield, Invesco VIF Equity Income, Invesco VIF Real Estate Opportunity, and Templeton International Stock Portfolios, and
(ii) of operations and of changes in net assets for the period May 1, 2000 (commencement of operations) to December 31, 2000 of Putnam Large Cap Growth, July 5, 2000 (commencement of operations) to December 31, 2000 of State Street Research Aurora Small Cap Value, MetLife Mid Cap Stock Index, Zenith Davis Venture Value Series, and Zenith Loomis Sayles Small Cap Series, and September 30, 2000 (commencement of operations) to December 31, 2000 of Alliance Series Growth & Income--Class B Portfolio. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian and the depositor of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Metropolitan Life Separate Account UL including the State Street Research Growth, State Street Research Income, State Street Research Money Market, State Street Research Diversified, State Street Research Aggressive Growth, MetLife Stock Index, Putnam International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Harris Oakmark Large Cap Value, Neuberger Berman Partners Mid Cap Value, T. Rowe Price Large Cap Growth, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Russell 2000 Index, Janus Aspen Growth, Invesco VIF High Yield, Invesco VIF Equity Income, Invesco VIF Real Estate Opportunity, Templeton International Stock, Putnam Large Cap Growth, State Street Research Aurora Small Cap Value, MetLife Mid Cap Stock Index, Zenith Davis Venture Value Series, Zenith Loomis Sayles Small Cap Series, and Alliance Series Growth & Income--Class B Portfolios as of December 31, 2000, the results of its operations, and the changes in its net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Tampa, Florida

March 5, 2001

                     Metropolitan Life Separate Account UL

                      STATEMENTS OF ASSETS AND LIABILITIES
                              At December 31, 2000

                                                                                        State Street
                                    State Street State Street State Street State Street   Research
                                      Research     Research     Research     Research    Aggressive
                                       Growth       Income    Money Market Diversified     Growth
                                     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                    ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at Value (Note 2A):
State Street Research Growth
 Portfolio
 (11,132,891 shares; cost
 $355,220,069)....................  $404,569,260         --           --            --           --
State Street Research Income
 Portfolio
 (5,852,460 shares; cost
 $72,925,790).....................           --  $76,023,451          --            --           --
State Street Research Money Market
 Portfolio
 (2,123,403 shares; cost
 $22,943,841).....................           --          --   $21,535,554           --           --
State Street Research Diversified
 Portfolio
 (14,174,844 shares; cost
 $238,691,614)....................           --          --           --   $260,533,637          --
State Street Research Aggressive
 Growth Portfolio
 (6,491,895 shares; cost
 $187,915,564)....................           --          --           --            --  $205,338,640
MetLife Stock Index Portfolio
 (8,911,768 shares; cost
 $299,257,332)....................           --          --           --            --           --
Putnam International Stock
 Portfolio (3,510,345 shares; cost
 $45,979,274).....................           --          --           --            --           --
Loomis Sayles High Yield Bond
 Portfolio (764,965 shares; cost
 $7,063,496)......................           --          --           --            --           --
Janus Mid Cap Portfolio (5,597,930
 shares; cost $152,196,373).......           --          --           --            --           --
T. Rowe Price Small Cap Growth
 Portfolio
 (2,946,497 shares; cost
 $39,757,787).....................           --          --           --            --           --
Scudder Global Equity Portfolio
 (1,358,760 shares; cost
 $18,080,858).....................           --          --           --            --           --
Harris Oakmark Large Cap Value
 Portfolio
 (212,277 shares; cost
 $1,874,391)......................           --          --           --            --           --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (415,456 shares; cost
 $5,696,226)......................           --          --           --            --           --
T. Rowe Price Large Cap Growth
 Portfolio (557,103 shares; cost
 $7,546,090)......................           --          --           --            --           --
Lehman Brothers Aggregate Bond
 Index Portfolio
 (1,955,967 shares; cost
 $19,431,048).....................           --          --           --            --           --
Morgan Stanley EAFE Index
 Portfolio (514,534 shares; cost
 $6,037,849)......................           --          --           --            --           --
Russell 2000 Index Portfolio
 (551,232 shares; cost
 $6,712,425)......................           --          --           --            --           --
Janus Aspen Growth Portfolio
 (189,582 shares; cost
 $6,048,279)......................           --          --           --            --           --
Invesco VIF High Yield Portfolio
 (1,075 shares; cost $12,273).....           --          --           --            --           --
Invesco VIF Equity Income
 Portfolio (670 shares; cost
 $14,429).........................           --          --           --            --           --
Invesco VIF Real Estate
 Opportunity Portfolio
 (11,304 shares; cost $109,760)...           --          --           --            --           --
Templeton International Stock
 Portfolio (58,532 shares; cost
 $1,105,655)......................           --          --           --            --           --
Putnam Large Cap Growth Portfolio
 (130,298 shares; cost
 $1,124,530)......................           --          --           --            --           --
State Street Research Aurora Small
 Cap Value Portfolio
 (255,999 shares; cost $2,830,656).          --          --           --            --           --
MetLife Mid Cap Stock Index
 Portfolio (201,463 shares; cost
 $2,086,257)......................           --          --           --            --           --
Zenith Davis Venture Value Series
 Portfolio (38,993 shares; cost
 $1,111,014)......................           --          --           --            --
Zenith Loomis Sayles Small Cap
 Series Portfolio (2,113 shares;
 cost $438,576)...................           --          --           --            --
Alliance Series Growth & Income--
 Class B Portfolio (2,480 shares;
 cost $55,171)....................           --          --           --            --           --
                                    ------------ -----------  -----------  ------------ ------------
Total Investments.................   404,569,260  76,023,451   21,535,554   260,533,637  205,338,640
Cash and Accounts Receivable......             0           0            0             0            0
                                    ------------ -----------  -----------  ------------ ------------
Total Assets......................   404,569,260  76,023,451   21,535,554   260,533,637  205,338,640
LIABILITIES.......................     1,180,719      40,200        1,639       398,614      354,200
                                    ------------ -----------  -----------  ------------ ------------
NET ASSETS........................  $403,388,541 $75,983,251  $21,533,915  $260,135,023 $204,984,440
                                    ============ ===========  ===========  ============ ============

                       See Notes to Financial Statements.

                               Loomis                                          Harris     Neuberger
                  Putnam       Sayles                  T. Rowe     Scudder    Oakmark      Berman
   MetLife     International High Yield    Janus     Price Small   Global    Large Cap    Partners
 Stock Index       Stock        Bond      Mid Cap    Cap Growth    Equity      Value    Mid Cap Value
  Portfolio      Portfolio   Portfolio   Portfolio    Portfolio   Portfolio  Portfolio    Portfolio
 ------------  ------------- ---------- ------------ ----------- ----------- ---------- -------------
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
 $314,228,935           --          --           --          --          --         --          --
          --    $43,493,178         --           --          --          --         --          --
          --            --   $6,884,686          --          --          --         --          --
          --            --          --  $130,935,575         --          --         --          --
          --            --          --           --  $42,134,910         --         --          --
          --            --          --           --          --  $19,865,074        --          --
          --            --          --           --          --          --  $2,078,196         --
          --            --          --           --          --          --         --   $6,157,057
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
          --            --          --           --          --          --         --          --
 ------------   -----------  ---------- ------------ ----------- ----------- ----------  ----------
  314,228,935    43,493,178   6,884,686  130,935,575  42,134,910  19,865,074  2,078,196   6,157,057
          951             0      29,056            0           0      19,688     27,817           0
 ------------   -----------  ---------- ------------ ----------- ----------- ----------  ----------
  314,229,886    43,493,178   6,913,742  130,935,575  42,134,910  19,884,762  2,106,013   6,157,057
      338,108        21,570           0       78,155      16,668           0          0      17,889
 ------------   -----------  ---------- ------------ ----------- ----------- ----------  ----------
 $313,891,778   $43,471,608  $6,913,742 $130,857,420 $42,118,242 $19,884,762 $2,106,013  $6,139,168
 ============   ===========  ========== ============ =========== =========== ==========  ==========

                       See Notes to Financial Statements.

                     Metropolitan Life Separate Account UL

                              At December 31, 2000


                          T. Rowe Price
                            Large Cap   Lehman Brothers Morgan Stanley Russell 2000
                             Growth     Aggregate Bond    EAFE Index      Index
                            Portfolio   Index Portfolio   Portfolio     Portfolio
                          ------------- --------------- -------------- ------------
ASSETS:
Investments at Value
 (Note 2A):
State Street Research
 Growth Portfolio
 (11,132,891 shares;
 cost $355,220,069).....          --              --             --            --
State Street Research
 Income Portfolio
 (5,852,460 shares; cost
 $72,925,790)...........          --              --             --            --
State Street Research
 Money Market Portfolio
 (2,123,403 shares; cost
 $22,943,841)...........          --              --             --            --
State Street Research
 Diversified Portfolio
 (14,174,844 shares;
 cost $238,691,614).....          --              --             --            --
State Street Research
 Aggressive Growth
 Portfolio
 (6,491,895 shares; cost
 $187,915,564)..........          --              --             --            --
MetLife Stock Index
 Portfolio (8,911,768
 shares; cost
 $299,257,332)..........          --              --             --            --
Putnam International
 Stock Portfolio
 (3,510,345 shares; cost
 $45,979,274)...........          --              --             --            --
Loomis Sayles High Yield
 Bond Portfolio (764,965
 shares; cost
 $7,063,496)............          --              --             --            --
Janus Mid Cap Portfolio
 (5,597,930 shares; cost
 $152,196,373)..........          --              --             --            --
T. Rowe Price Small Cap
 Growth Portfolio
 (2,946,497 shares; cost
 $39,757,787)...........          --              --             --            --
Scudder Global Equity
 Portfolio (1,358,760
 shares; cost
 $18,080,858)...........          --              --             --            --
Harris Oakmark Large Cap
 Value Portfolio
 (212,277 shares; cost
 $1,874,391)............          --              --             --            --
Neuberger Berman
 Partners Mid Cap Value
 Portfolio
 (415,456 shares;
 cost $5,696,226).......          --              --             --            --
T. Rowe Price Large Cap
 Growth Portfolio
 (557,103 shares; cost
 $7,546,090)............   $7,203,340             --             --            --
Lehman Brothers
 Aggregate Bond Index
 Portfolio
 (1,955,967 shares; cost
 $19,431,048)...........          --      $19,364,071            --            --
Morgan Stanley EAFE
 Index Portfolio
 (514,534 shares; cost
 $6,037,849)............          --              --      $5,773,075           --
Russell 2000 Index
 Portfolio (551,232
 shares; cost
 $6,712,425)............          --              --             --     $5,716,281
Janus Aspen Growth
 Portfolio (189,582
 shares; cost
 $6,048,279)............          --              --             --            --
Invesco VIF High Yield
 Portfolio (1,075
 shares; cost $12,273)..          --              --             --            --
Invesco VIF Equity
 Income Portfolio (670
 shares; cost $14,429)..          --              --             --            --
Invesco VIF Real Estate
 Opportunity Portfolio
 (11,304 shares; cost
 $109,760)..............          --              --             --            --
Templeton International
 Stock Portfolio (58,532
 shares; cost
 $1,105,655)............          --              --             --            --
Putnam Large Cap Growth
 Portfolio (130,298
 shares; cost
 $1,124,530)............          --              --             --            --
State Street Research
 Aurora Small Cap Value
 Portfolio
 (255,999 shares; cost
 $2,830,656)............          --              --             --            --
MetLife Mid Cap Stock
 Index Portfolio
 (201,463 shares; cost
 $2,086,257)............          --              --             --            --
Zenith Davis Venture
 Value Series Portfolio
 (38,993 shares; cost
 $1,111,014)............          --              --             --            --
Zenith Loomis Sayles
 Small Cap Series
 Portfolio (2,113
 shares; cost $438,576).          --              --             --            --
Alliance Series Growth &
 Income--Class B
 Portfolio (2,480
 shares; cost $55,171)..          --              --             --            --
                           ----------     -----------     ----------    ----------
Total Investments.......    7,203,340      19,364,071      5,773,075     5,716,281
Cash and Accounts
 Receivable.............       59,205               0         12,281             0
                           ----------     -----------     ----------    ----------
Total Assets............    7,262,545      19,364,071      5,785,356     5,716,281
LIABILITIES.............            0           8,277              0        15,124
                           ----------     -----------     ----------    ----------
NET ASSETS..............   $7,262,545     $19,355,794     $5,785,356    $5,701,157
                           ==========     ===========     ==========    ==========


                       See Notes to Financial Statements.

                            Invesco
                Invesco       VIF      Invesco VIF     Templeton      Putnam
   Janus       VIF High     Equity     Real Estate   International   Large Cap
Aspen Growth     Yield      Income     Opportunity       Stock        Growth
 Portfolio     Portfolio   Portfolio    Portfolio      Portfolio     Portfolio
------------   ---------   ---------   -----------   -------------   ---------
        --          --          --           --              --           --

        --          --          --           --              --           --
        --          --          --           --              --           --
        --          --          --           --              --           --
        --          --          --           --              --           --
        --          --          --           --              --           --
        --          --          --           --              --           --
        --          --          --           --              --           --
        --          --          --           --              --           --
        --          --          --           --              --           --
        --          --          --           --              --           --
        --          --          --           --              --           --
        --          --          --           --              --           --
        --          --          --           --              --           --
        --          --          --           --              --           --
        --          --          --           --              --           --
        --          --          --           --              --           --
 $5,020,145         --          --           --              --           --
        --      $10,822         --           --              --           --
        --          --      $13,877          --              --           --
        --          --          --      $114,734             --           --
        --          --          --           --       $1,099,229          --
        --          --          --           --              --      $951,174

        --          --          --           --              --           --
        --          --          --           --              --           --
        --          --          --           --              --           --
        --          --          --           --              --           --
        --          --          --           --              --           --
 ----------     -------     -------     --------      ----------     --------
  5,020,145      10,822      13,877      114,734       1,099,229      951,174
          0           0           0            0               0        7,333
 ----------     -------     -------     --------      ----------     --------
  5,020,145      10,822      13,877      114,734       1,099,229      958,507
          0           0           0            0               0            0
 ----------     -------     -------     --------      ----------     --------
 $5,020,145     $10,822     $13,877     $114,734      $1,099,229     $958,507
 ==========     =======     =======     ========      ==========     ========


                       See Notes to Financial Statements.

                     Metropolitan Life Separate Account UL

                              At December 31, 2000

                           State Street                      Zenith          Zenith
                          Research Aurora   Metlife Mid   Davis Venture  Loomis Sayles
                          Small Cap Value Cap Stock Index Value Series  Small Cap Series
                             Portfolio       Portfolio      Portfolio      Portfolio
                          --------------- --------------- ------------- ----------------
ASSETS:
Investments at Value
 (Note 2A):
State Street Research
 Growth Portfolio
 (11,132,891 shares;
 cost $355,220,069).....           --              --             --             --
State Street Research
 Income Portfolio
 (5,852,460 shares; cost
 $72,925,790)...........           --              --             --             --
State Street Research
 Money Market Portfolio
 (2,123,403 shares; cost
 $22,943,841)...........           --              --             --             --
State Street Research
 Diversified Portfolio
 (14,174,844 shares;
 cost $238,691,614).....           --              --             --             --
State Street Research
 Aggressive Growth
 Portfolio
 (6,491,895 shares; cost
 $187,915,564)..........           --              --             --             --
MetLife Stock Index
 Portfolio (8,911,768
 shares; cost
 $299,257,332)..........           --              --             --             --
Putnam International
 Stock Portfolio
 (3,510,345 shares; cost
 $45,979,274)...........           --              --             --             --
Loomis Sayles High Yield
 Bond Portfolio (764,965
 shares; cost
 $7,063,496)............           --              --             --             --
Janus Mid Cap Portfolio
 (5,597,930 shares; cost
 $152,196,373)..........           --              --             --             --
T. Rowe Price Small Cap
 Growth Portfolio
 (2,946,497 shares; cost
 $39,757,787)...........           --              --             --             --
Scudder Global Equity
 Portfolio (1,358,760
 shares; cost
 $18,080,858)...........           --              --             --             --
Harris Oakmark Large Cap
 Value Portfolio
 (212,277 shares; cost
 $1,874,391)............           --              --             --             --
Neuberger Berman
 Partners Mid Cap Value
 Portfolio
 (415,456 shares; cost
 $5,696,226)............           --              --             --             --
T. Rowe Price Large Cap
 Growth Portfolio
 (557,103 shares; cost
 $7,546,090)............           --              --             --             --
Lehman Brothers
 Aggregate Bond Index
 Portfolio
 (1,955,967 shares; cost
 $19,431,048) ..........           --              --             --             --
Morgan Stanley EAFE
 Index Portfolio
 (514,534 shares; cost
 $6,037,849)............           --              --             --             --
Russell 2000 Index
 Portfolio (551,232
 shares; cost
 $6,712,425)............           --              --             --             --
Janus Aspen Growth
 Portfolio (189,582
 shares; cost
 $6,048,279)............           --              --             --             --
Invesco VIF High Yield
 Portfolio (1,075
 shares; cost $12,273)..           --              --             --             --
Invesco VIF Equity
 Income Portfolio (670
 shares; cost $14,429)..           --              --             --             --
Invesco VIF Real Estate
 Opportunity Portfolio
 (11,304 shares; cost
 $109,760)..............           --              --             --             --
Templeton International
 Stock Portfolio (58,532
 shares; cost
 $1,105,655)............           --              --             --             --
Putnam Large Cap Growth
 Portfolio (130,298
 shares; cost
 $1,124,530)............           --              --             --             --
State Street Research
 Aurora Small Cap Value
 Portfolio
 (255,999 shares; cost
 $2,830,656)............    $3,133,424             --             --             --
MetLife Mid Cap Stock
 Index Portfolio
 (201,463 shares; cost
 $2,086,257)............           --       $2,143,563            --             --
Zenith Davis Venture
 Value Series Portfolio
 (38,993 shares; cost
 $1,111,014)............           --              --      $1,138,605            --
Zenith Loomis Sayles
 Small Cap Series
 Portfolio
 (2,113 shares; cost
 $438,576)..............           --              --             --        $444,556
Alliance Series Growth &
 Income--Class B
 Portfolio
 (2,480 shares; cost
 $55,171)...............           --              --             --             --
                            ----------      ----------     ----------       --------
Total Investments.......     3,133,424       2,143,563      1,138,605        444,556
Cash and Accounts
 Receivable.............             0           2,628              0              0
                            ----------      ----------     ----------       --------
Total Assets............     3,133,424       2,146,191      1,138,605        444,556
LIABILITIES.............         2,468               0          1,826            574
                            ----------      ----------     ----------       --------
NET ASSETS..............    $3,130,956      $2,146,191     $1,136,779       $443,982
                            ==========      ==========     ==========       ========

                       See Notes to Financial Statements.

                     Metropolitan Life Separate Account UL

                              At December 31, 2000

                                                  Alliance Series
                                                     Growth &
                                                  Income--Class B
                                                    Portfolio         Total
                                                  --------------- --------------
ASSETS:
Investments at Value (Note 2A):
State Street Research Growth Portfolio
 (11,132,891 shares; cost $355,220,069).........          --      $  404,569,260
State Street Research Income Portfolio
 (5,852,460 shares; cost $72,925,790)...........          --          76,023,461
State Street Research Money Market Portfolio
 (2,123,403 shares; cost $22,943,841)...........          --          21,535,554
State Street Research Diversified Portfolio
 (14,174,844 shares; cost $238,691,614).........          --         260,533,637
State Street Research Aggressive Growth
 Portfolio (6,491,895 shares; cost
 $187,915,564)..................................          --         205,338,640
MetLife Stock Index Portfolio (8,911,768 shares;
 cost $299,257,332).............................          --         314,228,935
Putnam International Stock Portfolio (3,510,345
 shares; cost $45,979,274)......................          --          43,493,178
Loomis Sayles High Yield Bond Portfolio (764,965
 shares; cost $7,063,496).......................          --           6,884,686
Janus Mid Cap Portfolio (5,597,980 shares; cost
 $152,196,373)..................................          --         130,935,575
T. Rowe Price Small Cap Growth Portfolio
 (2,946,497 shares; cost $39,757,787)...........          --          42,134,910
Scudder Global Equity Portfolio (1,358,760
 shares; cost $18,080,858)......................          --          19,865,074
Harris Oakmark Large Cap Value Portfolio
 (212,277 shares; cost $1,874,391)..............          --           2,078,196
Neuberger Berman Partners Mid Cap Value
 Portfolio (415,456 shares; cost $5,696,226)....          --           6,167,057
T. Rowe Price Large Cap Growth Portfolio
 (557,103 shares; cost $7,546,090)..............          --           7,203,340
Lehman Brothers Aggregate Bond Index Portfolio
 (1,955,967 shares; cost $19,431,048)...........          --          19,364,071
Morgan Stanley EAFE Index Portfolio (514,534
 shares; cost $6,037,849).......................          --           5,773,075
Russell 2000 Index Portfolio (551,232 shares;
 cost $6,712,425)...............................          --           5,716,281
Janus Aspen Growth Portfolio (189,582 shares;
 cost $6,048,279)...............................          --           5,020,145
Invesco VIF High Yield Portfolio (1,075 shares;
 cost $12,273)..................................          --              10,822
Invesco VIF Equity Income Portfolio (670 shares;
 cost $14,429)..................................          --              13,877
Invesco VIF Real Estate Opportunity Portfolio
 (11,304 shares; cost $109,760).................          --             114,734
Templeton International Stock Portfolio (58,532
 shares; cost $1,105,655).......................          --           1,099,229
Putnam Large Cap Growth Portfolio (130,298
 shares; cost $1,124,530).......................          --             951,174
State Street Research Aurora Small Cap Value
 Portfolio (255,999 shares; cost $2,830,656)....          --           3,133,424
MetLife Mid Cap Stock Index Portfolio (201,463
 shares; cost $2,086,257).......................          --           2,143,563
Zenith Davis Venture Value Series Portfolio
 (38,993 shares; cost $1,111,014)...............          --           1,138,605
Zenith Loomis Sayles Small Cap Series Portfolio
 (2,113 shares; cost $438,576)..................          --             444,556
Alliance Series Growth & Income--Class B
 Portfolio (2,480 shares; cost $55,171) ........      $57,873             57,873
                                                      -------     --------------
Total Investments...............................       57,873      1,585,962,922
Cash and Accounts Receivable....................            0            158,959
                                                      -------     --------------
Total Assets....................................       57,873      1,586,121,881
LIABILITIES.....................................            0          2,476,031
                                                      -------     --------------
NET ASSETS......................................      $57,873     $1,583,645,850
                                                      =======     ==============


                       See Notes to Financial Statements.

                     Metropolitan Life Separate Account UL

                            STATEMENTS OF OPERATIONS

                                        For the Year Ended December 31, 2000
                          -----------------------------------------------------------------
                                                                               State Street
                          State Street  State Street State Street State Street   Research
                            Research      Research     Research     Research    Aggressive
                             Growth        Income    Money Market Diversified     Growth
                           Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                          ------------  ------------ ------------ ------------ ------------
INVESTMENT INCOME:
Income:
 Dividends (Note 3).....  $  4,838,821   $    3,139   $1,677,962   $1,174,688  $ 27,463,699
Expenses:
 Mortality and expense
  charges
  (Note 4)..............     3,798,303      557,064      291,782    2,258,802     1,992,343
                          ------------   ----------   ----------   ----------  ------------
Net investment income
 (loss).................     1,040,518     (553,925)   1,386,180   (1,084,114)   25,471,356
                          ------------   ----------   ----------   ----------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS: (Note
 2B)
Net realized gain (loss)
 from security
 transactions...........     5,846,334     (764,188)   1,059,353    1,585,197     3,369,764
Change in unrealized
 (depreciation)
 appreciation of
 investments............   (37,904,600)   8,375,071     (454,099)    (360,101)  (48,026,970)
                          ------------   ----------   ----------   ----------  ------------
Net realized and
 unrealized (loss) gain
 on investments.........   (32,058,266)   7,610,883      605,254    1,225,096   (44,657,206)
                          ------------   ----------   ----------   ----------  ------------
NET (DECREASE) INCREASE
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $(31,017,748)  $7,056,958   $1,991,434   $  140,982  $(19,185,850)
                          ============   ==========   ==========   ==========  ============

                       See Notes to Financial Statements.

 ----------------------------------------------------------------------------------------
                                Loomis                    T. Rowe                Harris
                   Putnam       Sayles                     Price      Scudder    Oakmark
   MetLife      International High Yield     Janus       Small Cap    Global    Large Cap
 Stock Index        Stock        Bond       Mid Cap       Growth      Equity      Value
  Portfolio       Portfolio   Portfolio    Portfolio     Portfolio   Portfolio  Portfolio
 -----------    ------------- ----------   ---------     ---------   ---------  ---------
 $ 13,335,508    $   274,114  $   2,401   $ 11,303,876  $         0  $  64,757  $ 45,533
    2,457,289        377,435     50,458      1,274,377      307,077    142,655     8,356
 ------------    -----------  ---------   ------------  -----------  ---------  --------
   10,878,219       (103,321)   (48,057)    10,029,499     (307,077)   (77,898)   37,177
 ------------    -----------  ---------   ------------  -----------  ---------  --------
    6,159,583        309,181    (62,427)     3,280,184      759,159    423,877   (27,497)
  (49,619,601)    (5,241,506)   (65,158)   (70,128,825)  (4,955,737)  (702,165)  217,646
 ------------    -----------  ---------   ------------  -----------  ---------  --------
  (43,460,018)    (4,932,325)  (127,585)   (66,848,641)  (4,196,578)  (278,288)  190,149
 ------------    -----------  ---------   ------------  -----------  ---------  --------
 $(32,581,799)   $(5,035,646) $(175,642)  $(56,819,142) $(4,503,655) $(356,186) $227,326
 ============    ===========  =========   ============  ===========  =========  ========

                     Metropolitan Life Separate Account UL




                                       For the Year Ended December 31, 2000
                          ----------------------------------------------------------------
                                           T. Rowe       Lehman      Morgan
                             Neuberger      Price       Brothers     Stanley
                          Berman Partners Large Cap  Aggregate Bond   EAFE       Russell
                              Mid Cap      Growth        Index        Index    2000 Index
                          Value Portfolio Portfolio    Portfolio    Portfolio   Portfolio
                          --------------- ---------  -------------- ---------  -----------
INVESTMENT INCOME:
Income:
 Dividends (Note 3).....     $ 192,122    $ 212,097    $1,151,414   $  90,887  $   797,642
Expenses:
 Mortality and expense
  charges
  (Note 4)..............        16,357       28,064        51,779      22,497       21,802
                             ---------    ---------    ----------   ---------  -----------
Net investment income
 (loss).................       175,765      184,033     1,099,635      68,390      775,840
                             ---------    ---------    ----------   ---------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS: (Note
 2B)
Net realized gain (loss)
 from security
 transactions...........        28,891        9,246        61,931     (86,470)     (27,586)
Change in unrealized
 (depreciation)
 appreciation of
 investments............       444,118     (515,437)      (39,445)   (425,063)  (1,037,181)
                             ---------    ---------    ----------   ---------  -----------
Net realized and
 unrealized (loss) gain
 on investments.........       473,009     (506,191)       22,486    (511,533)  (1,064,767)
                             ---------    ---------    ----------   ---------  -----------
NET (DECREASE) INCREASE
 IN NET ASSETS RESULTING
 FROM OPERATIONS........      $648,774    $(322,158)   $1,122,121   $(443,143) $  (288,927)
                             =========    =========    ==========   =========  ===========

                       See Notes to Financial Statements.

                                                              For the Period    For the Period
                                                                May 1, 2000      July 5, 2000
                                                                    to                to
                                                             December 31, 2000 December 31, 2000
------------------------------------------------------------------------------------------------
               Invesco   Invesco   Invesco VIF   Templeton                       State Street
Janus Aspen   VIF High  VIF Equity Real Estate International                    Research Aurora
  Growth        Yield     Income   Opportunity     Stock     Putman Large Cap   Small Cap Value
 Portfolio    Portfolio Portfolio   Portfolio    Portfolio   Growth Portfolio      Portfolio
-----------   --------- ---------- ----------- ------------- ----------------   ---------------
$   191,433    $     0    $ 783      $    0      $ 34,323        $       0         $ 20,669
     19,763         42       58         288         3,352            1,713            3,697
-----------    -------    -----      ------      --------        ---------         --------
    171,670        (42)     725        (288)       30,971           (1,713)          16,972
-----------    -------    -----      ------      --------        ---------         --------
    (11,878)       (11)      18         445       (35,953)          (1,766)           3,082
 (1,038,841)    (1,445)    (596)      4,890        (6,907)        (173,356)         302,768
-----------    -------    -----      ------      --------        ---------         --------
 (1,050,719)    (1,456)    (578)      5,335       (42,860)        (175,122)         305,850
-----------    -------    -----      ------      --------        ---------         --------
$  (879,049)   $(1,498)    $147      $5,047      $(11,889)       $(176,835)        $322,822
===========    =======    =====      ======      ========        =========         ========

                     Metropolitan Life Separate Account UL

                                             For the Period July 5, 2000
                                                 to December 31, 2000
                                       ----------------------------------------
                                        MetLife
                                        Mid Cap     Zenith          Zenith
                                         Stock   Davis Venture  Loomis Sayles
                                         Index   Value Series  Small Cap Series
                                       Portfolio   Portfolio      Portfolio
                                       --------- ------------- ----------------
INVESTMENT INCOME:
Income:
 Dividends (Note 3)..................   $ 8,945     $     0         $    0
Expenses:
 Mortality and expense charges
  (Note 4)...........................     1,923       1,697            629
                                        -------     -------         ------
Net investment income (loss).........     7,022      (1,697)          (629)
                                        -------     -------         ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS: (Note 2B)
Net realized gain (loss) from
 security transactions...............      (300)       (482)           (42)
Change in unrealized (depreciation)
 appreciation of investments.........    57,307      27,591          5,980
                                        -------     -------         ------
Net realized and unrealized (loss)
 gain on investments.................    57,007      27,109          5,938
                                        -------     -------         ------
NET (DECREASE) INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS...........   $64,029     $25,412         $5,309
                                        =======     =======         ======

                       See Notes to Financial Statements.

                     Metropolitan Life Separate Account UL

                                               Alliance Series
                                              Growth & Income--
                                                   Class B
                                                  Portfolio         Total
                                              ----------------- -------------
INVESTMENT INCOME:
Income:
 Dividends (Note 3)..........................      $    0       $  62,884,813
Expenses:
 Mortality and expense charges
  (Note 4)...................................           0          13,689,602
                                                   ------       -------------
Net investment income (loss).................           0          49,195,211
                                                   ------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS: (Note 2B)
Net realized gain (loss) from security
 transactions................................           0          21,877,645
Change in unrealized (depreciation)
 appreciation of investments.................       2,702        (211,258,960)
                                                   ------       -------------
Net realized and unrealized (loss) gain on
 investments.................................       2,702        (189,381,315)
                                                   ------       -------------
NET (DECREASE) INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS...................      $2,702       $(140,186,104)
                                                   ======       =============

                     Metropolitan Life Separate Account UL

                      STATEMENTS OF CHANGES IN NET ASSETS

                           State Street Reasearch      State Street Reasearch      State Street Reasearch
                              Growth Portfolio            Income Portfolio         Money Market Portfolio
                          --------------------------  --------------------------  --------------------------
                          For the Year  For the Year  For the Year  For the Year  For the Year  For the Year
                             Ended         Ended         Ended         Ended         Ended         Ended
                          December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                              2000          1999          2000          1999          2000          1999
                          ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
 From operations:
 Net investment income
  (loss)................  $  1,040,518  $ 40,828,191  $  (553,925)  $ 3,681,974   $  1,386,180  $ 1,296,852
 Net realized gain
  (loss) from security
  transactions..........     5,846,334     3,593,964     (764,188)       15,187      1,059,353      245,673
 Change in unrealized
  (depreciation)
  appreciation of
  investments...........   (37,904,600)   16,515,105    8,375,071    (5,496,396)      (454,099)    (275,023)
                          ------------  ------------  -----------   -----------   ------------  -----------
 Net (decrease) increase
  in net assets
  resulting from
  operations............   (31,017,748)   60,937,260    7,056,958    (1,799,235)     1,991,434    1,267,502
                          ------------  ------------  -----------   -----------   ------------  -----------
 From capital
  transactions:
 Net premiums...........    78,775,448    76,267,713   16,247,550    15,797,917     35,316,006   35,768,800
 Redemptions............   (15,714,936)  (15,563,840)  (2,164,427)   (1,719,595)   (18,249,957)    (296,905)
 Net portfolio
  transfers.............    (7,049,932)    3,590,588   (4,736,604)    2,922,342    (27,922,080) (23,898,442)
 Other net transfers....   (41,272,460)  (38,125,701)  (6,051,666)   (6,009,960)    (2,674,970)  (2,027,635)
                          ------------  ------------  -----------   -----------   ------------  -----------
 Net increase (decrease)
  in net assets
  resulting from capital
  transactions..........    14,738,120    26,168,760    3,294,853    10,990,704    (13,531,001)   9,545,818
                          ------------  ------------  -----------   -----------   ------------  -----------
NET CHANGE IN NET
 ASSETS.................   (16,279,628)   87,106,020   10,351,811     9,191,469    (11,539,567)  10,813,320
NET ASSETS--BEGINNING OF
 PERIOD.................   419,668,169   332,562,149   65,631,440    56,439,971     33,073,482   22,260,162
                          ------------  ------------  -----------   -----------   ------------  -----------
NET ASSETS--END OF
 PERIOD.................  $403,388,541  $419,668,169  $75,983,251   $65,631,440   $ 21,533,915  $33,073,482
                          ============  ============  ===========   ===========   ============  ===========

                       See Notes to Financial Statements.

                               State Street Research                                          Putnam
  State Street Research          Aggressive Growth                MetLife               International Stock
  Diversified Portfolio              Portfolio             Stock Index Portfolio             Portfolio
---------------------------  --------------------------  --------------------------  --------------------------
For the Year   For the Year  For the Year  For the Year  For the Year  For the Year  For the Year  For the Year
   Ended          Ended         Ended         Ended         Ended         Ended         Ended         Ended
December 31,   December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
    2000           1999          2000          1999          2000          1999          2000          1999
------------   ------------  ------------  ------------  ------------  ------------  ------------  ------------
$ (1,084,114)  $ 18,825,455  $ 25,471,356  $  3,037,862  $ 10,878,219  $ 10,353,423  $  (103,321)  $ 6,403,093
   1,585,197        743,624     3,369,764     1,280,373     6,159,583     3,899,836      309,181       528,185
    (360,101)    (2,237,161)  (48,026,970)   47,914,985   (49,619,601)   24,029,258   (5,241,506)   (1,137,521)
------------   ------------  ------------  ------------  ------------  ------------  -----------   -----------
     140,982     17,331,918   (19,185,850)   52,233,220   (32,581,799)   38,282,517   (5,035,646)    5,793,757
------------   ------------  ------------  ------------  ------------  ------------  -----------   -----------
  53,773,281     54,466,186    41,898,360    41,977,555   101,155,153    80,432,444    9,900,638     8,765,614
  (9,860,611)    (8,542,813)  (10,429,472)   (6,935,090)   (8,709,802)   (5,037,136)  (2,135,289)   (1,805,287)
  (3,492,574)     2,267,794      (209,434)   (8,586,687)   32,416,473    20,459,060      760,648    (1,507,125)
 (28,128,760)   (26,640,820)  (21,759,150)  (18,101,172)  (39,683,105)  (31,708,703)  (3,943,304)   (3,575,131)
------------   ------------  ------------  ------------  ------------  ------------  -----------   -----------
  12,291,336     21,550,347     9,500,304     8,354,606    85,178,719    64,145,665    4,582,693     1,878,071
------------   ------------  ------------  ------------  ------------  ------------  -----------   -----------
  12,432,318     38,882,265    (9,685,546)   60,587,826    52,596,920   102,428,182     (452,953)    7,671,828
 247,702,705    208,820,440   214,669,986   154,082,160   261,294,858   158,866,676   43,924,561    36,252,733
------------   ------------  ------------  ------------  ------------  ------------  -----------   -----------
$260,135,023   $247,702,705  $204,984,440  $214,669,986  $313,891,778  $261,294,858  $43,471,608   $43,924,561
============   ============  ============  ============  ============  ============  ===========   ===========

                     Metropolitan Life Separate Account UL

                                                                                      T. Rowe Price
                                Loomis Sayles                 Janus                 Small Cap Growth
                          High Yield Bond Portfolio     Mid Cap Portfolio               Portfolio
                          ------------------------- --------------------------  --------------------------
                          For the Year For the Year For the Year  For the Year  For the Year  For the Year
                             Ended        Ended        Ended         Ended         Ended         Ended
                          December 31, December 31, December 31,  December 31,  December 31,  December 31,
                              2000         1999         2000          1999          2000          1999
                          ------------ ------------ ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
 From operations:
 Net investment income
  (loss)................   $  (48,057)  $  351,127  $ 10,029,499  $  4,984,315  $  (307,077)  $  (159,812)
 Net realized gain
  (loss) from security
  transactions..........      (62,427)    (159,077)    3,280,184     1,140,427      759,159        41,394
 Change in unrealized
  (depreciation)
  appreciation of
  investments...........      (65,158)     384,776   (70,128,825)   44,344,823   (4,955,737)    6,830,580
                           ----------   ----------  ------------  ------------  -----------   -----------
 Net (decrease) increase
  in net assets
  resulting from
  operations ...........     (175,642)     576,826   (56,819,142)   50,469,565   (4,503,655)    6,712,162
                           ----------   ----------  ------------  ------------  -----------   -----------
 From capital
  transactions:
 Net premiums...........    2,272,880    1,766,270    64,927,917    31,140,404   13,173,661    10,707,741
 Redemptions............     (256,031)    (387,694)   (3,404,065)   (1,283,943)    (960,930)     (556,621)
 Net portfolio
  transfers.............      762,530    1,046,383    39,706,625    24,344,237    7,018,243     5,288,531
 Other net transfers....     (644,203)    (587,488)  (26,632,666)  (12,718,059)  (4,758,398)   (3,307,953)
                           ----------   ----------  ------------  ------------  -----------   -----------
 Net increase (decrease)
  in net assets
  resulting from capital
  transactions..........    2,135,176    1,837,471    74,597,811    41,482,639   14,472,576    12,131,698
                           ----------   ----------  ------------  ------------  -----------   -----------
NET CHANGE IN NET
 ASSETS.................    1,959,534    2,414,297    17,778,669    91,952,204    9,968,921    18,843,860
NET ASSETS--BEGINNING OF
 PERIOD.................    4,954,208    2,539,911   113,078,751    21,126,547   32,149,321    13,305,461
                           ----------   ----------  ------------  ------------  -----------   -----------
NET ASSETS--END OF
 PERIOD.................   $6,913,742   $4,954,208  $130,857,420  $113,078,751  $42,118,242   $32,149,321
                           ==========   ==========  ============  ============  ===========   ===========

                       See Notes to Financial Statements.

                                                                                               T. Rowe Price
          Scudder                  Harris Oakmark       Neuberger  Berman Partners           Large Cap Growth
  Global Equity Portfolio     Large Cap Value Portfolio   Mid Cap Value Portfolio                Portfolio
 ---------------------------- ------------------------- ------------------------------   --------------------------
 For the Year   For the Year  For the Year For the Year For the Year     For the Year    For the Year  For the Year
    Ended          Ended         Ended        Ended         Ended            Ended          Ended         Ended
 December 31,   December 31,  December 31, December 31, December 31,     December 31,    December 31,  December 31,
     2000           1999          2000         1999         2000             1999            2000          1999
 ------------   ------------  ------------ ------------ ------------     ------------    ------------  ------------
 $   (77,898)   $   399,116    $   37,177    $  2,358    $      175,765    $     12,881  $   184,033    $      782
     423,877        272,213       (27,497)     (5,489)           28,891             679        9,246         2,027
    (702,165)     1,937,990       217,646     (13,841)          444,118          16,713     (515,437)      172,687
 -----------    -----------    ----------    --------    --------------    ------------  -----------    ----------
    (356,186)     2,609,319       227,326     (16,972)          648,774          30,273     (322,158)      175,496
 -----------    -----------    ----------    --------    --------------    ------------  -----------    ----------
   6,536,768      4,574,226       715,820     125,384         1,424,997         162,181    2,941,543       141,433
    (543,240)      (541,665)      (22,511)     (8,780)          (48,928)              0      (19,075)            0
   1,878,567        985,125     1,142,472     224,137         4,051,096         433,203    4,471,715     1,037,195
  (2,129,044)    (1,431,966)     (296,592)     15,729          (529,061)        (33,367)  (1,062,875)     (100,729)
 -----------    -----------    ----------    --------    --------------    ------------  -----------    ----------
   5,743,051      3,585,720     1,539,189     356,470         4,898,104         562,017    6,331,308     1,077,899
 -----------    -----------    ----------    --------    --------------    ------------  -----------    ----------
   5,386,865      6,195,039     1,766,515     339,498         5,546,878         592,290    6,009,150     1,253,395
  14,497,897      8,302,858       339,498           0           592,290               0    1,253,395             0
 -----------    -----------    ----------    --------    --------------    ------------  -----------    ----------
 $19,884,762    $14,497,897    $2,106,013    $339,498    $    6,139,168    $    592,290  $ 7,262,545    $1,253,395
 ===========    ===========    ==========    ========    ==============    ============  ===========    ==========

                     Metropolitan Life Separate Account UL

                          Lehman Brothers Aggregate       Morgan Stanley             Russell 2000
                            Bond Index Portfolio       EAFE Index Portfolio         Index Portfolio
                          -------------------------- ------------------------- -------------------------
                          For the Year  For the Year For the Year For the Year For the Year For the Year
                             Ended         Ended        Ended        Ended        Ended        Ended
                          December 31,  December 31, December 31, December 31, December 31, December 31,
                              2000          1999         2000         1999         2000         1999
                          ------------  ------------ ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN
 NET ASSETS:
 From operations:
 Net investment income
  (loss)................  $ 1,099,635     $ 22,843    $   68,390   $   11,037   $  775,840    $ 12,267
 Net realized gain
  (loss) from security
  transactions..........       61,931       (1,189)      (86,470)      92,428      (27,586)     10,610
 Change in unrealized
  (depreciation)
  appreciation of
  investments...........      (39,445)     (27,533)     (425,063)     160,288   (1,037,181)     41,036
                          -----------     --------    ----------   ----------   ----------    --------
 Net (decrease) increase
  in net assets
  resulting from
  operations............    1,122,121       (5,879)     (443,143)     263,753     (288,927)     63,913
                          -----------     --------    ----------   ----------   ----------    --------
 From capital
  transactions:
 Net premiums...........    6,001,873       93,732     1,984,111      139,276    2,510,031     214,532
 Redemptions............     (253,963)      (1,012)      (25,611)      (1,812)     (45,875)     (1,472)
 Net portfolio
  transfers.............   12,581,907      484,526     3,730,891      862,477    3,956,271     219,845
 Other net transfers....     (657,185)     (10,326)     (682,554)     (42,032)    (882,331)    (44,830)
                          -----------     --------    ----------   ----------   ----------    --------
 Net increase (decrease)
  in net assets
  resulting from capital
  transactions..........   17,672,632      566,920     5,006,837      957,909    5,538,096     388,075
                          -----------     --------    ----------   ----------   ----------    --------
NET CHANGE IN NET
 ASSETS.................   18,794,753      561,041     4,563,694    1,221,662    5,249,169     451,988
NET ASSETS--BEGINNING OF
 PERIOD.................      561,041            0     1,221,662            0      451,988           0
                          -----------     --------    ----------   ----------   ----------    --------
NET ASSETS--END OF
 PERIOD.................  $19,355,794     $561,041    $5,785,356   $1,221,662   $5,701,157    $451,988
                          ===========     ========    ==========   ==========   ==========    ========

                       See Notes to Financial Statements.

        Janus Aspen              Invesco VIF High         Invesco VIF Equity      Invesco VIF Real Estate
     Growth Portfolio             Yield Portfolio          Income Portfolio        Opportunity Portfolio
 ----------------------------------------------------- ------------------------- -------------------------
                  For the                   For the                   For the                   For the
                   Period                    Period                    Period                    Period
 For the Year   May 3, 1999  For the Year May 3, 1999  For the Year May 3, 1999  For the Year May 3, 1999
    Ended            to         Ended          to         Ended          to         Ended          to
 December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
     2000           1999         2000         1999         2000         1999         2000         1999
 ------------   ------------ ------------ ------------ ------------ ------------ ------------ ------------
 $   171,670      $   (61)     $   (42)      $    0      $   725       $    0      $   (288)     $   (1)
     (11,878)          79          (11)           0           18            0           445           0
  (1,038,841)      10,708       (1,445)          (6)        (596)          45         4,890          84
 -----------      -------      -------       ------      -------       ------      --------      ------
    (879,049)      10,726       (1,498)          (6)         147           45         5,047          83
 -----------      -------      -------       ------      -------       ------      --------      ------
   1,494,340           99        2,194            0        7,244            0         1,795           0
        (102)           0            0            0            0            0             0           0
   4,654,955       86,070        7,138        3,236        1,027        5,802       107,017       1,524
    (346,372)        (522)        (239)          (3)        (413)          25          (709)        (23)
 -----------      -------      -------       ------      -------       ------      --------      ------
   5,802,821       85,647        9,093        3,233        7,858        5,827       108,103       1,501
 -----------      -------      -------       ------      -------       ------      --------      ------
   4,923,772       96,373        7,595        3,227        8,005        5,872       113,150       1,584
      96,373            0        3,227            0        5,872            0         1,584           0
 -----------      -------      -------       ------      -------       ------      --------      ------
 $ 5,020,145      $96,373      $10,822       $3,227      $13,877       $5,872      $114,734      $1,584
 ===========      =======      =======       ======      =======       ======      ========      ======

                     Metropolitan Life Separate Account UL

                                       Templeton International  Putnam Large Cap
                                           Stock Portfolio      Growth Portfolio
                                      ------------------------- ----------------
                                                     For the
                                                      Period
                                      For the Year May 3, 1999   For the Period
                                         Ended          to       May 1, 2000 to
                                      December 31, December 31,   December 31,
                                          2000         1999           2000
                                      ------------ ------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
 From operations:
 Net investment income (loss).......   $   30,971     $   (5)      $   (1,713)
 Net realized gain (loss) from
  security transactions.............      (35,953)        32           (1,766)
 Change in unrealized (depreciation)
  appreciation of investments.......       (6,907)       481         (173,356)
                                       ----------     ------       ----------
 Net (decrease) increase in net
  assets resulting from operations..      (11,889)       508         (176,835)
                                       ----------     ------       ----------
 From capital transactions:
 Net premiums.......................      199,820      1,166          306,843
 Redemptions........................       (1,160)         0           (5,695)
 Net portfolio transfers............      922,250      5,208          915,075
 Other net transfers................      (16,624)       (50)         (80,881)
                                       ----------     ------       ----------
 Net increase (decrease) in net
  assets resulting from capital
  transactions......................    1,104,286      6,324        1,135,342
                                       ----------     ------       ----------
NET CHANGE IN NET ASSETS............    1,092,397      6,832          958,507
NET ASSETS--BEGINNING OF PERIOD.....        6,832          0                0
                                       ----------     ------       ----------
NET ASSETS--END OF PERIOD...........   $1,099,229     $6,832       $  958,507
                                       ==========     ======       ==========

                       See Notes to Financial Statements.

State Street Research Aurora     MetLife Mid Cap     Zenith Davis Venture  Zenith Loomis Sayles Small
 Small Cap Value Portfolio    Stock Index Portfolio Value Series Portfolio    Cap Series Portfolio
----------------------------  --------------------- ---------------------- --------------------------
       For the Period            For the Period         For the Period           For the Period
      July 5, 2000 to            July 5, 2000 to       July 5, 2000 to          July 5, 2000 to
     December 31, 2000          December 31, 2000     December 31, 2000        December 31, 2000
----------------------------  --------------------- ---------------------- --------------------------
         $   16,972                $    7,022             $   (1,697)               $   (629)
              3,082                      (300)                  (482)                    (42)
            302,768                    57,307                 27,591                   5,980
         ----------                ----------             ----------                --------
            322,822                    64,029                 25,412                   5,309
         ----------                ----------             ----------                --------
            335,643                   240,407                199,454                  62,643
            (11,356)                   (8,675)                (6,528)                 (6,573)
          2,585,881                 1,949,602                973,687                 403,213
           (102,034)                  (99,172)               (55,246)                (20,610)
         ----------                ----------             ----------                --------
          2,808,134                 2,082,162              1,111,367                 438,673
         ----------                ----------             ----------                --------
          3,130,956                 2,146,191              1,136,779                 443,982
                  0                         0                      0                       0
         ----------                ----------             ----------                --------
         $3,130,956                $2,146,191             $1,136,779                $443,982
         ==========                ==========             ==========                ========

                     Metropolitan Life Separate Account UL

                            Alliance Series
                           Growth & Income--
                           Class B Portfolio                  Total
                          -------------------- -----------------------------------
                             For the Period      For the Year      For the Year
                           September 30, 2000        Ended             Ended
                          to December 31, 2000 December 31, 2000 December 31, 1999
                          -------------------- ----------------- -----------------
INCREASE (DECREASE) IN
 NET ASSETS:
 From operations:
 Net investment income
  (loss)................        $     0         $   49,195,211    $   90,063,697
 Net realized gain
  (loss) from security
  transactions..........              0             21,877,645        11,700,976
 Change in unrealized
  (depreciation)
  appreciation of
  investments...........          2,702           (211,258,960)      133,172,078
                                -------         --------------    --------------
 Net (decrease) increase
  in net assets
  resulting from
  operations............          2,702           (140,186,104)      234,936,751
                                -------         --------------    --------------
 From capital
  transactions:
 Net premiums...........              0            442,406,420       362,542,673
 Redemptions............              0            (72,884,812)      (42,683,665)
 Net portfolio
  transfers.............         54,402             81,641,061        30,275,029
 Other net transfers....            769           (182,509,855)     (144,450,716)
                                -------         --------------    --------------
 Net increase (decrease)
  in net assets
  resulting from capital
  transactions..........         55,171            268,652,814       205,683,321
                                -------         --------------    --------------
NET CHANGE IN NET
 ASSETS.................         57,873            128,466,710       440,620,072
NET ASSETS--BEGINNING OF
 PERIOD.................              0          1,455,179,140     1,014,559,068
                                -------         --------------    --------------
NET ASSETS--END OF
 PERIOD.................        $57,873         $1,583,645,850    $1,455,179,140
                                =======         ==============    ==============

                       See Notes to Financial Statements.

                     Metropolitan Life Separate Account UL

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 2000

1. BUSINESS

  Metropolitan Life Separate Account UL (the "Separate Account") is a multi-division unit investment trust registered under the Investment Company Act of 1940, as amended. The six divisions are UL II, IVUL, GVUL, UL2001, VAI, and VABR. The Separate Account presently consists of twenty-eight investment portfolios used to support variable universal life insurance policies. The assets in each portfolio are invested in shares of the corresponding portfolio of the Metropolitan Series Fund, Inc., the New England Zenith Series Fund, Inc., the Templeton Variable Product Series Fund, the Invesco Variable Investment Fund, Inc., the Janus Aspen Series Fund, and the Alliance Variable Product Series Fund, collectively, (the "Funds"). The Metropolitan Series Fund, Inc. and the New England Zenith Series Fund, Inc. are both affiliated with Metropolitan Life Insurance Company ("Metropolitan Life"). Each portfolio has varying investment objectives relative to growth of capital and income.

  The Separate Account was formed by "Metropolitan Life", on December 13, 1988 and registered as a unit investment trust on January 5, 1990. The assets of the Separate Account are the property of Metropolitan Life. On May 1, 2000, operations commenced for one new investment portfolio added to the Separate Account on that date, the Putnam Large Cap Growth Portfolio. On July 5, 2000 operations commenced for four new investment portfolios added to the Separate Account on that date: State Street Research Aurora Small Cap Value Portfolio, MetLife Mid Cap Stock Index Portfolio, Zenith Davis Venture Value Series Portfolio, and the Zenith Loomis Sayles Small Cap Series Portfolio. On September 30, 2000, operations commenced for one new investment portfolio added to the Separate Account on that date, Alliance Series Growth & Income-- Class B Portfolio. On May 3, 1999, operations commenced for the five new investment portfolios added to the Separate Account on that date: the Janus Aspen Growth Portfolio, the Invesco VIF High Yield Portfolio, the Invesco VIF Equity Income Portfolio, the Invesco VIF Real Estate Opportunity Portfolio, and the Templeton International Stock.

2. SIGNIFICANT ACCOUNTING POLICIES

  A. Valuation of Investments

    Investments are made in the portfolios of the Funds and are valued at the reported net asset values of such portfolios. A summary of investments of the twenty-eight designated portfolios of the Funds in which the six investment divisions of the Separate Account invest as of December 31, 2000 is included as Note 7.

  B. Security Transactions

    Purchases and sales are recorded on the trade date basis. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investment sold. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

  C. Federal Income Taxes

    The operations of the Separate Account are included in the Federal income tax return of Metropolitan Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code
    (IRC). Under the current provisions of the IRC, Metropolitan Life does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based of this, no charge is being made currently to the Separate Account for Federal income taxes. Metropolitan Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the contracts.

  D. Net Premiums

    Metropolitan Life deducts a sales load and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain policies, Metropolitan Life also deducts a Federal income tax charge before amounts are allocated to the Separate Account. The Federal income tax charge is imposed in connection with certain policies to recover a portion of the Federal income tax adjustment attributable to policy acquisition expenses.

  E. Use of Estimates

    The preparation of financial statements in accordance with accounting principles generally accepted in the United State of America requires management to make estimates that affect amounts reported therein. Actual results could differ from these estimates.

3. DIVIDENDS

  On September 13, 2000 and December 28, 2000, the Metropolitan Series Fund, Inc. declared dividends for all shareholders of record on September 13, 2000 and December 28, 2000, respectively. On June 29, 2000, July 28, 2000, and December 28, 2000, the Janus Aspen Series Fund declared dividends for all shareholders of record on June 29, 2000, July 28, 2000, and December 28, 2000. On December 28, 2000, the Invesco Variable Investment Fund, Inc. declared dividends for all shareholders of record on December 28, 2000. On February 28, 2000 and April 26, 2000, the Templeton Variable Product Series Fund declared dividends for all shareholders of record on February 28, 2000 and April 26, 2000, respectively. The amount of dividends received by the Separate Account was $62,884,813. The dividends were paid to Metropolitan Life on September 14, 2000 and December 29, 2000 by the Metropolitan Series Fund, Inc., on June 30, 2000, July 29, 2000, and December 29, 2000 by the Janus Aspen Series Fund, on December 29, 2000 by the Invesco Variable Investment Fund, Inc., and on February 29, 2000 and April 27, 2000 by the Templeton Variable Products Series Fund. The dividends received were immediately reinvested in additional shares of the portfolios in which the investment portfolios invest. As a result of this reinvestment, the number of shares of the Funds, held by each of the twenty-eight investment portfolios increased by the following:

   Portfolio                                                            Shares
   ---------                                                            -------
   State Street Research Growth Portfolio.............................. 115,046
   State Street Research Income Portfolio..............................     254
   State Street Research Money Market Portfolio........................ 165,336
   State Street Research Diversified Portfolio.........................  60,302
   State Street Research Aggressive Growth Portfolio................... 697,225
   MetLife Stock Index Portfolio....................................... 364,172
   Putnam International Stock Portfolio................................   2,135
   Loomis Growth Sayles High Yield Bond Portfolio......................     245
   Janus Mid Cap Portfolio............................................. 349,016
   T. Rowe Price Small Cap Growth Portfolio............................       0
   Scudder Global Equity Portfolio.....................................   4,447
   Harris Oakmark Large Cap Value Portfolio............................   4,823
   Neuberger Berman Partners Mid Cap Value Portfolio...................  12,901
   T. Rowe Price Large Cap Growth Portfolio............................  16,053
   Lehman Brothers Aggregate Bond Index Portfolio...................... 116,415
   Morgan Stanley EAFE Index Portfolio.................................   8,150
   Russell 2000 Index Portfolio........................................  75,117
   Janus Aspen Growth Portfolio........................................  12,531
   Putnam Large Cap Growth Portfolio...................................       0
   State Street Research Aurora Small Cap Value Portfolio..............   l,686
   MetLife Mid Cap Stock Index Portfolio...............................     826
   Zenith Davis Venture Value Series Portfolio.........................       0
   Zenith Loomis Sayles Small Cap Series Portfolio.....................       1

   Portfolio                                                             Shares
   ---------                                                             ------
   Invesco VIF High Yield Portfolio.....................................    10
   Invesco VIF Equity Income Portfolio..................................    40
   Invesco VIF Real Estate Opportunity Portfolio........................    27
   Templeton International Stock Portfolio.............................. 1,817
   Alliance Series Growth & Income-Class B Portfolio....................     0

4. EXPENSES

  With respect to assets in the Separate Account that support certain policies, Metropolitan Life deducts a charge from the assets of the Separate Account for the assumption of mortality and expense risks. This charge varies by policy type but will be higher than an effective annual rate of .90% of the average daily value of the net assets of the monthly anniversary value of the net assets in the Separate Account, which are attributable to such policies.

5. CHANGE OF FUND NAME

  Effective January 24, 2000, Putnam became the sub-investment manager of the Putnam International Stock Portfolio (formerly Santander International Stock Portfolio) of the Metropolitan Series Fund, Inc. Effective February 15, 2000, Invesco VIF Realty Portfolio changed its name to Invesco VIF Real Estate Opportunity Portfolio and Invesco Industrial Income changed its name to Invesco Equity Income on same said date.

6. NEW DIVISION

  On June 5, 2000, the Separate Account offered a new division, VABR.

7. SUMMARY OF INVESTMENTS AS OF DECEMBER 31, 2000 (UNAUDITED)

  Investment information, summarized by investment type and industry sector, for each portfolio in which the Separate Account invests is presented below:

                        Metropolitan Series Fund, Inc.

                            State Street         State Street        State Street         State Street
                              Research             Research            Research             Research
                               Growth               Income           Money Market         Diversified
                             Portfolio            Portfolio           Portfolio            Portfolio
                           --------------        ------------        ------------        --------------
                               Value                Value               Value                Value
                             (Note 2A)            (Note 2A)           (Note 2A)            (Note 2A)

 COMMON STOCK
 Banks...................  $  178,383,221   5.4%                                         $   84,659,529   3.1%
 Biotechnology...........      38,812,528   1.2%                                             18,367,847   0.7%
 Broadcasting............      17,340,816   0.5%                                             38,227,212   1.4%
 Business Services.......      58,736,250   1.8%                                             27,878,835   1.0%
 Communication Services..     113,069,017   3.5%                                             21,994,513   0.8%
 Communications..........       8,785,063   0.3%                                              3,945,250   0.1%
 Computer & Business
  Equipment..............     332,848,184  10.2%                                            154,838,550   5.6%
 Conglomerates...........     231,603,719   7.1%                                            109,908,012   4.0%
 Containers & Glass......                                                                             5   0.0%
 Domestic Oil............     151,208,900   4.6%                                             71,586,520   2.6%
 Drugs & Health Care.....     479,669,780  14.6%                                            226,474,534   8.2%
 Electric Utilities......      46,923,969   1.4%                                             22,269,131   0.8%
 Electronics.............      95,937,024   2.9%                                             54,434,459   2.0%
 Financial Services......     122,013,975   3.7%                                             57,769,875   2.1%
 Food & Beverages........      97,532,500   3.0%                                             46,246,769   1.7%
 Gas & Pipeline
  Utilities..............      55,201,387   1.7%                                             26,178,938   1.0%
 Household Appliances &
  Home Furnishings.......      26,830,913   0.8%                                             12,052,463   0.4%
 Insurance...............     259,891,758   7.9%                                            123,301,839   4.5%
 International Oil.......      36,906,351   1.1%                                             17,397,390   0.6%
 Internet................      23,479,560   0.7%                                             10,544,400   0.4%
 Leisure.................      45,015,175   1.4%                                             21,338,557   0.8%
 Petroleum Services......      85,795,350   2.6%                                             39,648,375   1.4%
 Retail..................     172,889,094   5.3%                                             81,800,237   3.0%
 Software................     217,107,031   6.6%                                            101,970,198   3.7%
 Telephone...............      64,864,600   2.0%                                             30,726,512   1.1%
 Tobacco.................      59,624,400   1.8%                                             28,274,400   1.0%
                           --------------                                                --------------
 Total Common Stock......   3,020,470,565  92.1%                                          1,431,834,350  52.0%
                           --------------                                                --------------
 LONG-TERM DEBT
  SECURITIES
 Corporate Bonds:
 Aerospace & Defense.....                        $  2,725,256   0.6%                          9,442,771   0.3%
 Automobiles.............                           3,033,772   0.6%                          3,235,410   0.1%
 Biotechnology...........                           2,295,287   0.5%                          6,416,930   0.2%
 Business Services.......                           3,614,523   0.8%                          8,846,359   0.3%
 Chemicals...............                             502,945   0.1%                          1,413,035   0.1%
 Collateralized Mortgage
  Obligations............                          23,867,535   5.0%                         44,108,035   1.6%
 Communication Services..                           1,820,711   0.4%                          5,088,015   0.2%
 Conglomerates...........                                                                     8,359,255   0.3%
 Corporate...............                                                                     6,616,751   0.2%
 Domestic Oil............                           1,457,500   0.3%                          4,028,000   0.1%
 Drugs & Health Care.....                           5,843,456   1.2%                         16,147,312   0.6%
 Electric Utilities......                          30,005,788   6.3%                         71,825,874   2.6%
 Electrical Equipment....                                                                     5,374,789   0.2%
 Electronics.............                                                                     5,854,056   0.2%
 Finance & Banking.......                          71,364,431  15.0%                        169,565,907   6.2%
 Financial Services......                          25,593,458   5.4%                         64,765,401   2.3%
 Food & Beverages........                           5,722,206   1.2%                         24,621,964   0.9%
 Foreign Governments.....                                                                    15,411,874   0.6%
 Gas & Pipeline
  Utilities..............                           4,149,877   0.9%                         10,881,376   0.4%
 Gas Exploration.........                           2,329,785   0.5%                          6,558,851   0.2%
 Hotels & Restaurants....                           3,222,090   0.7%                          7,012,743   0.3%
 Household Products......                           2,451,998   0.5%                          6,891,404   0.2%
 Industrial Machinery....                                                                    10,003,876   0.4%
 Leisure.................                           4,613,250   1.0%                         13,389,000   0.5%
 Newspapers..............                           1,130,963   0.2%                          3,019,845   0.1%
 Paper & Forest..........                           4,944,850   1.0%                         13,522,173   0.5%
 Petroleum Services......                           2,158,288   0.5%                          5,003,304   0.2%

                         Metropolitan Series Fund, Inc.

                             State Street           State Street          State Street         State Street
                               Research               Research              Research             Research
                                Growth                 Income             Money Market         Diversified
                              Portfolio              Portfolio             Portfolio            Portfolio
                            --------------          ------------          ------------        --------------
                                Value                  Value                 Value                Value
                              (Note 2A)              (Note 2A)             (Note 2A)            (Note 2A)

 Pollution Control.......                           $  1,880,000    0.4%                      $       68,625    0.0%
 Retail..................                             11,154,694    2.4%                          17,372,011    0.6%
 State Housing
  Authorities............                              5,410,080    1.1%                          12,650,040    0.5%
 Telephone...............                             11,192,154    2.4%                          34,511,206    1.3%
 Utilities...............                              2,813,453    0.6%                          11,189,361    0.4%
                                                    ------------                              --------------
 Total Corporate Bonds...                            235,298,350   49.6%                         623,195,553   22.6%
                                                    ------------                              --------------
 Federal Agency
  Obligations............                             61,285,869   12.9%                         131,108,933    4.8%
 Federal Treasury
  Obligations............                             99,148,992   20.9%                         303,171,940   11.0%
 Foreign Obligations.....                              8,179,133    1.7%                              93,476    0.0%
 Yankee Bonds............                             25,262,556    5.3%                          72,558,473    2.6%
                                                    ------------                              --------------
 Total Bonds.............                            193,876,550   40.8%                         506,932,822   18.4%
                                                    ------------                              --------------
 SHORT-TERM OBLIGATIONS
 Bank Notes..............                                                 $ 3,676,683    7.6%
 Certificates of Deposit-
  Euro...................                                                   6,448,025   13.3%
 Commercial Paper........   $  287,499,835    8.8%    54,073,357   11.4%   38,044,503   78.8%    234,802,428    8.5%
 Repurchase Agreements...                                                                            452,000    0.0%
                            --------------          ------------          -----------         --------------
 Total Short-Term
  Obligations............      287,499,835    8.8%    54,073,357   11.4%   48,169,211   99.7%    235,254,428    8.5%
                            --------------          ------------          -----------         --------------
 TOTAL INVESTMENTS.......    3,307,970,400  100.9%   483,248,257  101.8%   48,169,211   99.7%  2,797,217,153  101.5%
 Other Assets Less
  Liabilities............      (29,007,023)  (0.9%)   (8,350,224)  (1.8%)     127,089    0.3%    (40,295,318)  (1.5%)
                            --------------          ------------          -----------         --------------
 NET ASSETS..............   $3,278,963,377  100.0%  $474,898,033  100.0%  $48,296,300  100.0% $2,756,921,835  100.0%
                            ==============          ============          ===========         ==============

                         Metropolitan Series Fund, Inc.

                                                                          State Street
                                                     Putnam                 Research
                               MetLife            International            Aggressive
                             Stock Index              Stock                  Growth
                              Portfolio             Portfolio              Portfolio
                            --------------        -------------          --------------
                                Value                 Value                  Value
                              (Note 2A)             (Note 2A)              (Note 2A)
 COMMON STOCK
 Advertising.............                         $  5,632,298     1.3%
 Aerospace & Defense.....   $   53,268,907   1.3%    1,047,018     0.3%
 Air Travel..............       10,780,594   0.3%      438,184     0.1%
 Aluminum................        9,837,945   0.2%
 Apparel & Textiles......        7,791,135   0.2%    7,640,951     1.8%  $   32,465,375    2.2%
 Auto Parts..............        6,699,799   0.2%
 Automobiles.............       29,162,758   0.7%    7,375,092     1.7%
 Banks...................      320,974,292   8.0%   26,933,643     6.3%      17,881,500    1.2%
 Biotechnology...........                                                    38,210,156    2.5%
 Building & Construction.        5,318,157   0.1%    3,945,340     0.9%       6,543,769    0.4%
 Business Services.......       68,574,974   1.7%      520,375     0.1%      58,007,559    3.9%
 Chemicals...............       64,675,688   1.6%   11,945,748     2.8%
 Communication Services..      154,562,325   3.9%   71,386,539    16.7%      35,410,403    2.4%
 Communications..........                            7,474,242     1.7%
 Computer & Business
  Equipment..............      431,245,676  10.8%   22,785,992     5.3%     259,349,478   17.3%
 Conglomerates...........      194,941,051   4.9%    2,942,651     0.7%
 Construction Materials..                            8,097,172     1.9%
 Containers & Glass......        2,051,969   0.1%
 Cosmetics & Toiletries..       16,769,257   0.4%    1,360,654     0.3%
 Domestic Oil............      249,615,272   6.2%   51,627,191    12.1%     116,310,259    7.7%
 Drugs & Health Care.....      560,897,690  14.0%   50,524,690    11.8%     262,751,462   17.5%
 Electric Utilities......      108,344,840   2.7%    9,096,478     2.1%
 Electrical Equipment....       26,013,291   0.6%                            32,227,200    2.1%
 Electronics.............      162,869,292   4.1%    3,533,240     0.8%      59,011,209    3.9%
 Financial Services......      205,488,204   5.1%   40,609,065     9.5%
 Food & Beverages........      151,087,883   3.8%   12,791,706     3.0%      12,938,344    0.9%
 Gas & Pipeline
  Utilities..............       42,150,264   1.1%    7,349,678     1.7%
 Hotels & Restaurants....       29,593,014   0.7%                            16,893,297    1.1%
 Household Appliances &
  Home Furnishings.......       10,055,610   0.3%
 Household Products......       54,125,451   1.4%
 Industrial Machinery....       32,276,782   0.8%    7,241,153     1.7%      32,922,563    2.2%
 Insurance...............      170,586,846   4.3%   23,451,157     5.5%     120,992,997    8.1%
 International Oil.......                            1,754,875     0.4%
 Internet................       27,531,602   0.7%
 Leisure.................       33,679,388   0.8%    2,077,222     0.5%
 Mining..................        7,073,891   0.2%    2,592,886     0.6%
 Non-Ferrous Metals......        5,935,057   0.1%
 Paper & Forest..........       31,776,020   0.8%    2,268,422     0.5%
 Petroleum Services......       10,840,718   0.3%                            42,872,813    2.8%
 Publishing..............        9,424,076   0.2%                            15,063,500    1.0%
 Railroads & Equipment...       11,695,189   0.3%      128,223     0.0%
 Real Estate.............                            6,308,791     1.5%
 Retail..................      240,243,233   6.0%    2,532,071     0.6%      44,677,844    3.0%
 Software................      194,191,019   4.9%    7,279,121     1.7%     168,097,456   11.2%
 Steel...................          541,350   0.0%
 Technology..............          971,963   0.0%
 Telephone...............      182,533,463   4.6%
 Tobacco.................       34,686,091   0.9%    5,100,157     1.2%
 Trucking & Freight
  Forwarding.............        3,860,456   0.1%    1,307,959     0.3%
                            --------------        ------------           --------------
 Total Common Stock......    3,974,742,482  99.4%  417,099,984    97.4%   1,372,627,184   91.4%
                            --------------        ------------           --------------
 SHORT-TERM OBLIGATIONS
 Commercial Paper........                           15,108,314     3.5%     158,881,250   10.6%
 Discount Note...........       13,797,980   0.3%
                            --------------        ------------           --------------
 Total Short-Term
  Obligations............       13,797,980   0.3%   15,108,314     3.5%     158,881,250   10.6%
                            --------------        ------------           --------------
 TOTAL INVESTMENTS.......    3,988,540,462  99.7%  432,208,298   100.9%   1,531,508,434  102.0%
 Other Assets Less
  Liabilities............       11,363,013   0.3%   (3,689,444)   (0.9%)    (30,436,296)  (2.0%)
                            --------------        ------------           --------------
 NET ASSETS..............   $3,999,903,475 100.0% $428,518,854   100.0%  $1,501,072,138  100.0%
                            ==============        ============           ==============

                         Metropolitan Series Fund, Inc.

                                                            Loomis Sayles
                                                              High Yield
                                                            Bond Portfolio
                                                            --------------
                                                                Value
                                                              (Note 2A)

 COMMON STOCK
 Communication Services...................................   $   511,125    0.7%
 Domestic Oil.............................................       733,404    1.1%
 Foreign Corporate........................................       159,244    0.2%
 Paper & Forest...........................................       659,419    1.0%
 Real Estate Investment Trust.............................       393,281    0.5%
 Transportation...........................................       176,633    0.3%
                                                             -----------
 Total Common Stock.......................................     2,633,106    3.8%
                                                             -----------
 PREFERRED STOCK
 Communication Services...................................       407,456    0.6%
 Corporate................................................       642,000    0.9%
 Finance & Banking........................................     1,320,887    1.9%
 Financial Service........................................         6,625    0.0%
 Food & Beverages.........................................         4,594    0.0%
 Foreign Corporate........................................         3,468    0.0%
 Gas & Pipeline...........................................       138,394    0.2%
 Mining...................................................        52,000    0.1%
 Real Estate Investment Trust.............................     1,035,356    1.5%
 Utilities-Electric.......................................       314,505    0.5%
 Utilities-Telephone......................................       128,250    0.2%
                                                             -----------
 Total Preferred Stock....................................     4,053,535    5.9%
                                                             -----------
 LONG-TERM DEBT SECURITIES
 Bonds & Notes
 Apparel & Textiles.......................................       273,000    0.4%
 Automotive...............................................       218,540    0.3%
 Banks....................................................       588,000    0.8%
 Broadcasting.............................................       754,000    1.1%
 Chemicals................................................       457,780    0.7%
 Communication Services...................................       296,700    0.4%
 Communications...........................................     2,100,400    3.0%
 Computer & Business Equipment............................       197,000    0.3%
 Domestic Oil.............................................     2,695,860    3.9%
 Drugs & Health Care......................................       896,627    1.3%
 Electric Utilities.......................................     2,839,166    4.1%
 Electrical Equipment.....................................     1,080,000    1.6%
 Finance & Banking........................................     1,905,231    2.8%
 Food & Beverages.........................................       455,000    0.7%
 Foreign Corporate........................................     2,076,832    3.0%
 Foreign Government.......................................       602,997    0.9%
 Gas & Pipeline Utilities.................................       647,000    0.9%
 Government Sponsored.....................................       935,250    1.4%
 Hotels & Restaurants.....................................       703,448    1.0%
 Household Appliance & Home Furnishings...................        63,600    0.1%
 Industrial Machinery.....................................       186,284    0.3%
 Industrials..............................................     1,135,813    1.6%
 International Oil........................................       738,000    1.1%
 Internet.................................................       330,375    0.5%
 Mining...................................................       723,201    1.0%
 Paper & Forest...........................................       360,000    0.5%
 Real Estate Investment Trust.............................     1,089,112    1.6%
 Retail...................................................     1,013,504    1.5%
 Semiconductors...........................................       118,623    0.2%
 Telephone................................................     8,401,658   12.2%
 Transportation...........................................       851,648    1.2%
 Yankee...................................................     5,897,909    8.5%
                                                             -----------
 Total Bonds & Notes......................................    40,632,558   58.9%
                                                             -----------

                         Metropolitan Series Fund, Inc.

                                                           Loomis Sayles
                                                             High Yield
                                                           Bond Portfolio
                                                           --------------
                                                               Value
                                                             (Note 2A)

 Convertible Bonds
 Aerospace & Defense.....................................   $   558,625     0.8%
 Automobiles.............................................       612,750     0.9%
 Banks...................................................       538,508     0.8%
 Biotechnology...........................................       802,687     1.2%
 Building & Construction.................................        88,000     0.1%
 Business Services.......................................       705,804     1.0%
 Computer & Business Equipment...........................     1,839,050     2.7%
 Construction Materials..................................       388,500     0.6%
 Domestic Oil............................................       903,992     1.3%
 Drugs & Health Care.....................................     2,027,997     2.9%
 Electronics.............................................     1,954,547     2.8%
 Finance & Banking.......................................       367,250     0.5%
 Food & Beverages........................................       146,250     0.2%
 Foreign Corporate.......................................     2,112,742     3.1%
 Forest Products.........................................       248,500     0.4%
 Hotels & Restaurants....................................       255,000     0.4%
 Industrial Machinery....................................       938,575     1.4%
 International Oil.......................................       286,163     0.4%
 Internet................................................       176,750     0.2%
 Mining..................................................       128,127     0.2%
 Retail..................................................        57,158     0.1%
 Semiconductors..........................................       339,918     0.5%
 Telephone...............................................       679,012     1.0%
 Transportation..........................................       198,750     0.3%
 Yankee..................................................     1,965,900     2.8%
                                                            -----------
 Total Convertible Bonds.................................    18,320,555    26.6%
                                                            -----------
 Warrants
 Domestic Oil............................................       122,188     0.2%
 Foreign Corporate.......................................           435     0.0%
 Transportation..........................................         3,307     0.0%
                                                            -----------
 Total Warrants..........................................       125,930     0.2%
                                                            -----------
 Short-Term Obligations
 Repurchase Agreements...................................     2,117,000     3.1%
                                                            -----------
 TOTAL INVESTMENTS.......................................    67,882,684    98.5%
 Other Assets Less Liabilities...........................     1,061,686     1.5%
                                                            -----------
 NET ASSETS..............................................   $68,944,370   100.0%
                                                            ===========

                         Metropolitan Series Fund, Inc.

                                                 T. Rowe Price
                               Scudder             Small Cap
                            Global Equity           Growth              Janus Mid Cap
                              Portfolio            Portfolio              Portfolio
                            -------------        -------------          --------------
                                Value                Value                  Value
                              (Note 2A)            (Note 2A)              (Note 2A)
 COMMON STOCK
 Aerospace & Defense.....   $  4,200,645    2.0% $  1,829,684     0.5%
 Air Travel..............                           2,181,928     0.6%
 Apparel & Textiles......                           5,846,906     1.7%
 Auto Parts..............                             216,450     0.1%
 Banks...................      3,090,239    1.5%   11,793,781     3.5%
 Biotechnology...........                           9,972,987     3.0%
 Broadcasting............                           1,927,412     0.6%  $   48,936,398   2.7%
 Building & Construction.                           4,081,201     1.2%
 Business Services.......      3,897,638    1.8%   21,866,604     6.5%     170,336,512   9.6%
 Chemicals...............     18,036,759    8.5%    4,343,889     1.3%
 Communication Services..     24,942,895   11.8%   13,340,138     4.0%     206,188,576  11.6%
 Communications..........                          11,676,986     3.5%      26,693,840   1.5%
 Computer & Business
  Equipment..............     10,275,194    4.9%   47,207,574    14.0%     358,247,740  20.1%
 Conglomerates...........      3,031,841    1.4%      863,519     0.3%
 Construction Materials..                             579,656     0.2%      47,229,566   2.6%
 Domestic Oil............     22,574,142   10.7%   10,518,619     3.1%     164,069,201   9.2%
 Drugs & Health Care.....     16,704,314    7.9%   55,510,028    16.5%     389,437,044  21.8%
 Electric Utilities......     14,569,261    6.9%    1,140,081     0.3%
 Electrical Equipment....                          10,593,697     3.1%      26,236,478   1.5%
 Electronics.............      1,354,444    0.6%   17,762,303     5.3%     131,447,150   7.4%
 Financial Services......      2,256,176    1.1%   11,206,529     3.3%      16,564,238   0.9%
 Food & Beverages........      3,061,966    1.5%    1,985,551     0.6%
 Gas & Pipeline
  Utilities..............      4,528,258    2.1%
 Hotels & Restaurants....                           4,881,720     1.4%
 Household Appliances &
  Home Furnishings.......      1,791,025    0.8%    2,277,625     0.7%
 Industrial Machinery....        494,213    0.2%    4,617,194     1.4%
 Insurance...............     15,160,913    7.2%    5,561,905     1.6%
 Internet................        842,160    0.4%
 Leisure.................                           2,139,819     0.6%
 Mining..................     17,802,425    8.4%      389,565     0.1%
 Miscellaneous...........                              85,786     0.0%
 Non-Ferrous Metals......      2,109,744    1.0%
 Paper & Forest..........        548,206    0.3%
 Petroleum Services......                             867,825     0.3%
 Radio...................                           1,683,369     0.5%      44,624,834   2.5%
 Railroads & Equipment...      3,707,854    1.8%    2,473,444     0.7%
 Real Estate.............      3,397,965    1.6%    1,975,869     0.6%
 Real Estate Investment
  Trust..................      4,118,494    1.9%      646,840     0.2%
 Retail..................      4,422,932    2.1%
 Retail Trade............                          14,613,620     4.3%
 Software................      2,286,581    1.1%                            41,816,210   2.3%
 Steel...................        884,250    0.4%
 Telecommunications
  Equipment & Services...                          43,475,347    12.9%
 Telephone...............      1,881,824    0.9%    4,443,522     1.3%       8,631,327   0.5%
 Trucking & Freight
  Forwarding.............      1,115,379    0.5%
                            ------------         ------------           --------------
 Total Common Stock......    193,087,737   91.3%  336,578,973    99.8%   1,680,459,114  94.2%
                            ------------         ------------           --------------
 LONG-TERM DEBT
  SECURITIES
  Participating Loan
  Notes..................        354,942    0.2%
                            ------------
 Total Long-Term Debt
  Securities.............        354,942    0.2%
                            ------------
 SHORT-TERM OBLIGATIONS
 Commercial Paper........                                                   80,385,483   4.5%
 Discount Note...........                                                   14,938,667   0.9%
 Repurchase Agreements...      7,869,000    3.7%                               115,000   0.0%
 Regulated Investment
  Companies..............                          18,093,343     6.5%
                            ------------         ------------           --------------
 Total Short-Term
  Obligations............      7,869,000    3.7%   18,093,343     6.5%      95,439,150   5.4%
                            ------------         ------------           --------------
 TOTAL INVESTMENTS.......    201,311,679   95.2%  354,672,316   106.3%   1,775,898,264  99.6%
 Other Assets Less
  Liabilities............     10,042,133    4.8%  (17,329,559)   (6.3%)      7,480,476   0.4%
                            ------------         ------------           --------------
 NET ASSETS..............   $211,353,812  100.0% $337,342,757   100.0%  $1,783,378,740 100.0%
                            ============         ============           ==============

                         Metropolitan Series Fund, Inc.

                            Morgan Stanley          Russell           Harris Oakmark
                              EAFE Index           2000 Index         Large Cap Value
                              Portfolio            Portfolio             Portfolio
                            --------------        ------------        ---------------
                                Value                Value                 Value
                              (Note 2A)            (Note 2A)             (Note 2A)

 COMMON STOCK
 Advertising.............    $    219,259    0.2%
 Aerospace & Defense.....         362,238    0.4% $  1,471,459   1.2%   $ 2,699,100     5.0%
 Air Travel..............         608,639    0.6%      629,514   0.5%
 Apparel & Textiles......         845,424    0.8%    1,151,820   0.9%     1,126,563     2.1%
 Auto Parts..............         636,212    0.6%    1,335,674   1.1%
 Automobiles.............       3,052,007    3.0%      108,382   0.1%     1,237,988     2.3%
 Banks...................      14,193,161   14.1%   10,066,105   8.0%     2,822,125     5.3%
 Biotechnology...........                            2,786,485   2.2%
 Broadcasting............                              817,826   0.6%
 Building & Construction.         991,817    1.0%      626,500   0.5%     1,310,062     2.4%
 Business Services.......       1,150,142    1.1%    5,227,294   4.2%     7,256,681    13.5%
 Chemicals...............       2,297,369    2.3%    2,859,945   2.3%
 Communication Services..      13,573,909   13.4%    3,067,078   2.4%     2,610,312     4.9%
 Communications..........       1,111,479    1.1%    1,989,190   1.6%
 Computer & Business
  Equipment..............       7,452,359    7.4%    5,898,985   4.7%     1,118,375     2.1%
 Conglomerates...........       2,415,251    2.4%       99,305   0.1%
 Construction Materials..         541,340    0.5%      477,248   0.4%
 Containers & Glass......         197,132    0.2%      641,932   0.5%
 Cosmetics & Toiletries..         818,072    0.8%      189,209   0.1%
 Domestic Oil............       4,442,092    4.4%    3,675,834   2.9%
 Drugs & Health Care.....       9,365,710    9.3%   14,511,358  11.5%     1,241,500     2.3%
 Electric Utilities......       2,914,144    2.9%    3,052,118   2.4%     1,285,063     2.4%
 Electrical Equipment....         985,430    1.0%    2,760,925   2.2%     4,131,375     7.7%
 Electronics.............       1,676,139    1.7%    3,682,479   2.9%
 Financial Services......       3,789,423    3.7%    3,346,749   2.7%       911,906     1.7%
 Food & Beverages........       4,326,637    4.3%    2,714,155   2.2%     1,963,500     3.7%
 Gas & Pipeline
  Utilities..............       1,408,162    1.4%    3,032,715   2.4%
 Hotels & Restaurants....         713,609    0.7%    2,293,187   1.8%     1,364,250     2.5%
 Household Appliances &
  Home Furnishings.......       1,420,891    1.4%    3,407,803   2.7%     5,344,125    10.0%
 Household Products......         263,313    0.3%      781,054   0.6%     1,126,125     2.1%
 Industrial Machinery....       1,706,807    1.7%    4,126,032   3.3%       966,813     1.8%
 Industrials.............         114,966    0.1%
 Insurance...............       6,367,803    6.3%    3,619,247   2.9%       876,688     1.6%
 Insurance Contracts.....           8,464    0.0%
 Internet................                                6,914   0.0%
 Leisure.................         629,572    0.6%      902,381   0.7%     4,429,869     8.3%
 Mining..................       1,214,053    1.2%    1,623,460   1.3%
 Miscellaneous...........                               61,141   0.0%
 Mutual Funds............                            3,487,311   2.8%
 Paper & Forest..........         368,990    0.4%      604,862   0.5%
 Petroleum Services......       1,488,902    1.5%
 Publishing..............                               78,095   0.1%
 Railroads & Equipment...         790,095    0.8%      793,665   0.6%
 Real Estate.............       1,272,610    1.3%    1,247,002   1.0%
 Real Estate Investment
  Trust..................                            7,136,661   5.7%
 Retail..................       2,615,275    2.6%    4,558,409   3.6%     5,011,812     9.4%
 Shipbuilding............         437,831    0.4%      199,823   0.2%
 Software................       1,463,136    1.4%    7,810,792   6.2%       848,250     1.6%
 Technology..............                                1,024   0.0%
 Telephone...............                                                 2,591,187     4.8%
 Tobacco.................         465,337    0.5%      219,215   0.2%
 Transportation..........         182,513    0.2%
 Trucking & Freight
  Forwarding.............         253,982    0.2%      551,665   0.4%
 Utilities...............                              123,891   0.1%
                             ------------         ------------          -----------
 Total Common Stock .....     101,151,696  100.2%  119,853,918  95.3%    52,273,669    97.5%
                             ------------         ------------          -----------

                         Metropolitan Series Fund, Inc.

                            Morgan Stanley           Russell             Harris Oakmark
                              EAFE Index            2000 Index           Large Cap Value
                              Portfolio             Portfolio               Portfolio
                            --------------         ------------          ---------------
                                Value                 Value                  Value
                              (Note 2A)             (Note 2A)              (Note 2A)

 PREFERRED STOCK
 Communication Services..    $    177,259    0.2%
 Retail..................          28,645    0.0%
                             ------------
 Total Preferred Stock...         205,904    0.2%
                             ------------
 Total Equity Securities.     101,357,600  100.4%
                             ------------
 SHORT-TERM OBLIGATIONS
 Discount Notes..........       2,274,667    2.3%
 Federal Agency
  Obligations............                          $  6,324,074    5.0%
 Repurchase Agreements...                                                  $ 3,842,000     7.2%
                             ------------          ------------            -----------
 Total Short-Term
  Obligations............       2,274,667    2.3%     6,324,074    5.0%      3,842,000     7.2%
                             ------------          ------------            -----------
 TOTAL INVESTMENTS.......     103,632,267  102.7%   126,177,992  100.3%     56,115,669   104.7%
 Other Assets Less
  Liabilities............      (2,682,027)  (2.7%)     (440,052)  (0.3%)    (2,540,732)   (4.7%)
                             ------------          ------------            -----------
 NET ASSETS..............    $100,950,240  100.0%  $125,737,940  100.0%    $53,574,937   100.0%
                             ============          ============            ===========

                         Metropolitan Series Fund, Inc.

                                                                               State Street
                            Neuberger Berman          T. Rowe Price           Research Aurora
                            Partners Mid Cap         Large Cap Growth            Small Cap
                            Value Portfolio             Portfolio                Portfolio
                            ----------------         ----------------         ---------------
                                 Value                    Value                    Value
                               (Note 2A)                (Note 2A)                (Note 2A)
 COMMON STOCK
 Aerospace & Defense.....     $  2,343,900     1.8%    $    841,288     0.5%    $ 2,028,094     3.7%
 Air Travel..............        2,443,473     1.9%                                 751,094     1.4%
 Apparel & Textiles......                                                            46,094     0.1%
 Auto Parts..............        1,821,238     1.4%                               3,659,597     6.7%
 Automobiles.............                                                           665,681     1.2%
 Banks...................        7,849,109     6.0%      12,070,044     6.7%        861,467     1.6%
 Biotechnology...........          251,738     0.2%
 Broadcasting............                                   413,475     0.2%
 Building & Construction.        1,148,875     0.9%                                 769,750     1.4%
 Business Services.......        8,390,425     6.4%       6,772,563     3.8%      1,081,506     2.0%
 Chemicals...............        5,257,331     4.0%                               2,582,541     4.7%
 Communication Services..        4,862,412     3.7%       8,938,811     5.0%      1,309,856     2.4%
 Communications..........        1,081,175     0.8%       1,044,366     0.6%        910,356     1.7%
 Computer & Business
  Equipment..............        3,936,359     3.0%      16,327,297     9.1%        649,209     1.2%
 Conglomerates...........          684,375     0.5%       5,336,244     3.0%         93,588     0.2%
 Containers & Glass......                                                           161,250     0.3%
 Cosmetics & Toiletries..        1,091,363     0.8%         419,050     0.2%
 Domestic Oil............       10,444,209     7.9%       6,102,146     3.4%      5,923,961    10.9%
 Drugs & Health Care.....        8,554,004     6.5%      24,698,030    13.7%      1,774,203     3.3%
 Electric Utilities......        8,906,232     6.8%
 Electrical Equipment....        3,726,500     2.8%                               1,075,250     2.0%
 Electronics.............        2,347,744     1.8%      14,775,913     8.2%        349,813     0.6%
 Finance & Banking.......        1,818,094     1.4%                                 236,500     0.4%
 Financial Services......        7,272,425     5.5%      17,556,726     9.7%        725,537     1.3%
 Food & Beverages........        1,788,563     1.4%       3,341,406     1.8%        563,038     1.0%
 Foreign Corporate.......                                 8,693,053     4.8%
 Gas & Pipeline
  Utilities..............        1,867,700     1.4%         802,200     0.4%        696,750     1.3%
 Hotels & Restaurants....                                   912,975     0.5%      7,810,862    14.4%
 Household Appliances &
  Home Furnishings.......        1,649,375     1.3%                                 315,938     0.6%
 Industrial Machinery....        1,928,381     1.5%       1,599,975     0.9%      1,328,872     2.4%
 Insurance...............       10,486,369     8.0%       6,152,381     3.4%      2,514,259     4.6%
 Internet................                                 1,767,840     1.0%
 Leisure.................          687,119     0.5%         659,775     0.4%      1,556,737     2.9%
 Mining..................                                                           143,750     0.3%
 Paper & Forest..........        1,821,963     1.4%
 Petroleum Services......                                 3,000,356     1.7%
 Radio...................                                                           286,544     0.5%
 Railroads & Equipment...        3,616,087     2.8%                               1,333,469     2.5%
 Real Estate.............          985,300     0.7%
 Real Estate Investment
  Trust..................        2,480,587     1.9%
 Retail..................        3,403,037     2.6%      13,128,539     7.3%      2,224,062     4.1%
 Shipbuilding............                                                           386,250     0.7%
 Software................        4,271,841     3.2%      10,294,670     5.7%      2,378,111     4.4%
 Telephone...............                                 2,573,875     1.4%
 Tobacco.................                                 2,719,200     1.5%
                              ------------             ------------             -----------
 Total Common Stock......      119,217,303    90.8%     170,942,198    94.9%     47,193,989    86.8%
                              ------------             ------------             -----------
 SHORT-TERM OBLIGATIONS
 Commercial Paper........                                                         7,874,047    14.5%
 Money Market Fund.......                                 8,162,371     4.5%
 Repurchase Agreements...       16,725,000    12.7%       2,656,000     1.5%
                              ------------             ------------             -----------
 Total Short-Term
  Obligations............       16,725,000    12.7%      10,818,371     6.0%      7,874,047    14.5%
                              ------------             ------------             -----------
 TOTAL INVESTMENTS.......      135,942,303   103.5%     181,760,569   100.9%     55,068,036   101.3%
 Other Assets Less
  Liabilities............       (4,586,128)   (3.5%)     (1,688,522)   (0.9%)      (689,311)   (1.3%)
                              ------------             ------------             -----------
 NET ASSETS..............     $131,356,175   100.0%    $180,072,047   100.0%    $54,378,725   100.0%
                              ============             ============             ===========

                         Metropolitan Series Fund, Inc.

                                    MetLife Mid Cap          Putnam
                                      Stock Index           Large Cap
                                       Portfolio            Portfolio
                                    ---------------        -----------
                                         Value                Value
                                       (Note 2A)            (Note 2A)
 COMMON STOCK
 Aerospace & Defense .............    $   530,537     0.9%
 Air Travel.......................         55,989     0.1%
 Apparel & Textiles...............        291,962     0.5%
 Auto Parts.......................        438,440     0.7%
 Banks............................      5,184,211     8.4% $   695,362    1.9%
 Biotechnology ...................        894,960     1.4%
 Broadcasting ....................        185,589     0.3%
 Building & Construction..........        369,077     0.6%
 Business Services................      4,699,956     7.6%
 Chemicals........................      1,271,481     2.1%
 Communication Services...........      3,196,749     5.2%   2,233,643    6.0%
 Communications ..................      2,129,012     3.4%     243,759    0.7%
 Computer & Business Equipment....      4,040,824     6.5%   6,970,584   18.9%
 Conglomerates....................                           4,601,544   12.5%
 Construction Materials...........        399,797     0.6%
 Containers & Glass ..............        188,378     0.3%
 Cosmetics & Toiletries...........        143,134     0.2%
 Domestic Oil ....................      1,108,924     1.8%
 Drugs & Health Care .............      7,339,684    11.9%   8,970,497   24.3%
 Electric Utilities...............      3,115,676     5.0%
 Electrical Equipment.............      1,324,504     2.1%
 Electronics......................      2,230,099     3.6%   2,266,272    6.1%
 Finance & Banking................        216,072     0.3%
 Financial Services ..............      1,884,501     3.0%   1,492,181    4.0%
 Food & Beverages ................      1,477,409     2.4%     317,200    0.9%
 Gas & Pipeline Utilities ........      1,772,015     2.9%
 Hotels & Restaurants.............      1,245,577     2.0%
 Household Appliances & Home
  Furnishings ....................        748,561     1.2%
 Household Products ..............        254,694     0.4%
 Industrial Machinery.............        763,152     1.2%
 Insurance........................      1,984,404     3.2%     931,416    2.5%
 Internet ........................                             396,720    1.1%
 Leisure..........................        182,434     0.3%
 Mining...........................        155,865     0.3%
 Paper & Forest...................        489,861     0.8%
 Petroleum Services ..............      1,110,377     1.8%
 Publishing.......................        269,454     0.4%
 Railroads & Equipment............        542,996     0.9%
 Real Estate .....................         64,406     0.1%
 Retail ..........................      1,848,085     3.0%     409,063    1.1%
 Shipbuilding.....................        124,640     0.2%
 Software.........................      4,729,688     7.6%   4,887,010   13.2%
 Telephone .......................                             707,775    1.9%
 Tobacco..........................        396,061     0.6%
 Trucking & Freight Forwarding....        484,191     0.8%
 Unit Investment Trust............        593,524     1.0%
                                      -----------          -----------
 Total Common Stock...............     60,476,950    97.6%  35,123,026   95.1%
                                      -----------          -----------
 SHORT-TERM OBLIGATIONS
 Commercial Paper ................                           2,486,558    6.7%
 Discount Note....................      1,299,810     2.1%
                                      -----------          -----------
 Total Short-Term Obligations.....      1,299,810     2.1%   2,486,558    6.7%
                                      -----------          -----------
 TOTAL INVESTMENTS................     61,776,760    99.7%  37,609,584  101.8%
 Other Assets Less Liabilities....        157,248     0.3%    (677,836)  (1.8%)
                                      -----------          -----------
 NET ASSETS.......................    $61,934,008   100.0% $36,931,748  100.0%
                                      ===========          ===========

                         Metropolitan Series Fund, Inc.

                                                              Lehman
                                                             Brothers
                                                            Aggregate
                                                            Bond Index
                                                            Portfolio
                                                           ------------
                                                               Value
                                                             (Note 2A)
 LONG-TERM DEBT SECURITIES
 Bonds & Notes:
 Aerospace & Defense.....................................  $    231,607    0.2%
 Air Travel..............................................       799,129    0.5%
 Auto Parts..............................................       255,675    0.2%
 Automobiles.............................................     1,371,852    0.9%
 Banks...................................................       503,870    0.3%
 Collateralized Mortgage Obligations.....................       657,778    0.5%
 Communication Services..................................       757,065    0.5%
 Computer & Business Equipment...........................       480,033    0.3%
 Cosmetics & Toiletries..................................       410,776    0.3%
 Drugs & Health Care.....................................       144,145    0.1%
 Electric Utilities......................................     1,865,384    1.3%
 Federal Agencies........................................    69,383,291   47.6%
 Finance & Banking.......................................    16,282,127   11.2%
 Financial Services......................................     1,368,549    0.9%
 Food & Beverages........................................       200,126    0.1%
 Government Sponsored....................................       626,786    0.4%
 Industrials.............................................     1,101,683    0.8%
 Leisure.................................................       467,370    0.3%
 Petroleum Services......................................       756,851    0.5%
 Railroads & Equipment...................................       312,330    0.2%
 Retail..................................................     3,117,520    2.1%
 Steel...................................................       220,872    0.2%
 Telephone...............................................     1,857,084    1.3%
 Transportation..........................................       300,211    0.2%
 U.S. Treasury Obligations...............................    37,727,730   25.9%
 Yankee Bonds............................................     5,263,959    3.6%
                                                           ------------
 Total Bonds & Notes.....................................   146,463,803  100.4%
                                                           ------------
 SHORT-TERM OBLIGATIONS
 Discount Notes..........................................     2,886,014    2.0%
                                                           ------------
 Total Short-Term Obligations............................     2,886,014    2.0%
                                                           ------------
 TOTAL INVESTMENTS.......................................   149,349,817  102.4%
 Other Assets Less Liabilities...........................    (3,512,601)  (2.4%)
                                                           ------------
 NET ASSETS..............................................  $145,837,216  100.0%
                                                           ============

                            Janus Aspen Series Fund

                                                          Janus Aspen
                                                             Growth
                                                           Portfolio
                                                         --------------
                                                             Value
                                                           (Note 2A)

 COMMON STOCK
 Aerospace & Defense...................................  $  181,463,718    5.0%
 Airlines..............................................       3,831,022    0.1%
 Broadcast Services & Programming......................      97,551,309    2.7%
 Business to Business/E-Commerce.......................      20,929,590    0.6%
 Cable Television......................................     174,454,964    4.8%
 Casino Hotels.........................................      17,886,696    0.5%
 Cellular Telecommunications...........................      35,466,892    1.0%
 Commercial Banks......................................      13,169,560    0.4%
 Commercial Services...................................      25,226,504    0.7%
 Computer Graphics.....................................       6,188,444    0.2%
 Computers.............................................      30,346,760    0.8%
 Computer Memory Devices...............................     112,819,630    3.1%
 Cosmetics & Toiletries................................     170,956,562    4.7%
 Data Processing & Management..........................      26,165,473    0.7%
 Diversified Operations................................     139,776,087    3.8%
 E-Commerce/Services...................................       8,740,611    0.2%
 Electric-Generations..................................      13,327,655    0.3%
 Electronic Components.................................     158,156,114    4.3%
 Enterprise Software & Services........................      21,304,541    0.6%
 Finance-Credit Card...................................      45,928,244    1.3%
 Finance-Investment Bankers/Brokers....................     141,313,781    3.9%
 Food-Retail...........................................      24,342,989    0.7%
 Hotels & Motels.......................................      19,258,485    0.5%
 Identification Systems & Devices......................      27,437,328    0.7%
 Instruments-Scientific................................      36,963,749    1.0%
 Insurance Brokers.....................................       2,796,855    0.1%
 Internet Brokers......................................      93,473,663    2.6%
 Internet Infrastructure Software......................      17,154,021    0.5%
 Internet Security.....................................      38,594,044    1.1%
 Life & Health Insurance...............................      24,320,269    0.7%
 Medical-Biomedical & Genetic..........................      30,572,362    0.8%
 Medical-Drugs.........................................      21,036,778    0.6%
 Medical-Products......................................      16,589,184    0.5%
 Money Center Banks....................................      99,055,271    2.7%
 Multimedia............................................     344,111,123    9.5%
 Networking Products...................................      99,728,422    2.7%
 Oil Companies.........................................      18,912,108    0.5%
 Pipelines.............................................     130,604,421    3.6%
 Radio.................................................      44,251,204    1.2%
 Retail-Apparel & Shoe.................................      20,883,174    0.6%
 Retail-Discount.......................................      45,819,646    1.3%
 Semiconductor Components/Integrated Circuits..........     263,639,896    7.3%
 Semiconductor Equipment...............................      32,951,165    0.9%
 Super Regional Banks..................................      15,356,751    0.4%
 Telecommunication Equipment...........................     217,698,074    6.0%
 Telecommunication Services............................      93,698,483    2.6%
 Telephone-Integrated..................................      77,543,782    2.1%
 Television............................................      44,584,049    1.2%
 Transportation Services...............................      23,715,847    0.7%
 Web Hosting/Design....................................      14,843,740    0.4%
 Web Portals/Internet Service Provider.................      12,416,988    0.3%
 Wireless Equipment....................................       3,151,010    0.1%
                                                         --------------
 Total Common Stock....................................   3,400,509,038   93.6%
                                                         --------------
 CORPORATE BONDS
 Telecommunication Services............................       1,009,800    0.0%
 Web Hosting/Design....................................       1,569,100    0.0%
                                                         --------------
 Total Corporate Bonds.................................       2,578,900    0.0%
                                                         --------------
 PREFERRED STOCKS
 Telecommunications Services...........................       1,301,945    0.0%
 Repurchase Agreements.................................     187,300,000    5.2%
 U.S. Government Agencies..............................      49,511,229    1.4%
                                                         --------------
 TOTAL INVESTMENTS.....................................   3,641,201,112  100.2%
 Other Assets Less Liabilities.........................      (6,737,696)  (0.2%)
                                                         --------------
 NET ASSETS............................................  $3,634,463,416  100.0%
                                                         ==============

                     Invesco Variable Investment Fund, Inc.

                              Invesco               Invesco              Invesco
                             VIF Equity         VIF Real Estate         VIF High
                               Income             Opportunity             Yield
                             Portfolio             Portfolio            Portfolio
                            ------------        ---------------        -----------
                               Value                Value                Value
                             (Note 2A)             (Note 2A)           (Note 2A)

 COMMON STOCK & WARRANTS
 Aerospace & Defense.....   $  1,909,000   1.5%
 Agricultural Products...        592,669   0.5%
 Air Freight.............      1,364,475   1.1%   $   48,300      2.1%
 Aluminum................        938,000   0.7%
 Automobiles.............      1,717,382   1.4%
 Banks...................      9,904,831   7.8%
 Beverages...............      2,356,900   1.8%
 Biotechnology...........      1,044,062   0.8%
 Broadcasting............      3,877,650   3.0%                        $     8,750   0.0%
 Cable...................        835,450   0.7%
 Chemicals...............        666,575   0.5%
 Communications-Equipment
  Manufacturing..........      1,167,000   0.9%
 Computer Related........      3,115,838   2.5%                              8,100   0.0%
 Containers-Paper........        638,138   0.5%
 Electric Utilities......      1,377,816   1.1%
 Electrical Equipment....      2,128,425   1.7%
 Electronics-
  Semiconductor..........      2,493,437   2.0%
 Entertainment...........      1,068,360   0.8%       37,881      1.5%
 Financial...............      2,377,776   1.9%
 Foods...................      6,034,272   4.8%
 Gaming..................      1,647,363   1.3%       54,900      2.2%
 Health Care Drugs-
  Pharmaceuticals........      8,976,587   7.1%
 Insurance...............      8,392,425   6.6%       33,719      1.4%
 Investment Bank/Broker
  Firm...................      1,347,250   1.0%
 Investment Companies....      3,155,000   2.5%                            408,375   0.8%
 Lodging-Hotels..........                             76,800      3.1%
 Manufacturing...........      3,927,719   3.1%
 Metals Mining...........        535,800   0.4%
 Oil & Gas Related.......     13,252,563  10.5%
 Paper & Forest Products.      1,127,500   0.9%       50,737      2.1%
 Personal Care...........      2,167,500   1.7%
 Publishing..............      1,172,500   0.9%
 Railroads...............      1,103,756   0.9%
 Real Estate Investment
  Trust..................                          1,699,825     69.2%
 Real Estate Related.....                             22,688      0.9%
 Retail..................      4,802,238   3.8%
 Retail Computers &
  Electronics............                             42,813      1.7%
 Retail General
  Merchandising..........                             53,125      2.2%
 Savings & Loan..........      1,926,684   1.5%
 Services................      1,160,250   0.9%
 Telecommunications-
  Cellular & Wireless....        730,687   0.6%      143,406      5.8%
 Telecommunications-Long
  Distance...............      1,988,507   1.6%       44,000      1.8%       2,362   0.0%
 Telephone...............      4,791,968   3.8%
                            ------------          ----------           -----------
 Total Common Stock......    107,814,353  85.1%    2,308,194     94.0%     427,587   0.8%
                            ------------          ----------           -----------
 PREFERRED STOCK
 Broadcasting............                                                   67,800   0.1%
 Computer Related........                                                    5,000   0.0%
 Publishing..............                                                  262,062   0.5%
 Telecommunications-
  Cellular & Wireless....                                                1,522,350   3.0%
 Telecommunications-Long
  Distance...............                                                1,689,750   3.3%
 Telephone...............                                                  840,200   1.6%
                                                                       -----------
 Total Preferred Stock...                                                4,387,162   8.5%
                            ------------          ----------           -----------
 Total Equity Securities.    107,814,353  85.1%    2,308,194     94.0%   4,814,749   9.3%
                            ------------          ----------           -----------

                     Invesco Variable Investment Fund, Inc.

                              Invesco                 Invesco              Invesco
                             VIF Equity           VIF Real Estate         VIF High
                               Income               Opportunity             Yield
                             Portfolio               Portfolio            Portfolio
                            ------------          ---------------        -----------
                               Value                   Value                Value
                             (Note 2A)               (Note 2A)            (Note 2A)

 FIXED INCOME SECURITIES
 Corporate Bonds
 Broadcasting............   $    351,750    0.3%                         $ 3,888,806   7.6%
 Cable...................        323,375    0.2%                           2,435,313   4.7%
 Chemicals...............                                                    762,000   1.5%
 Communications-Equipment
  & Manufacturing........        215,625    0.2%                           2,456,250   4.8%
 Computer Related........        519,375    0.4%                             459,000   0.9%
 Electric Utilities......      4,435,248    3.5%                           1,582,427   3.1%
 Electrical Equipment....                                                    204,000   0.4%
 Engineering &
  Construction...........                                                    173,000   0.3%
 Financial Diversified...                                                    650,000   1.3%
 Healthcare Services.....        254,435    0.2%                             350,000   0.7%
 Insurance...............        434,056    0.3%
 Iron & Steel............                                                    331,100   0.6%
 Lodging-Hotels..........        238,694    0.2%
 Metals & Mining.........                                                    139,000   0.3%
 Oil & Gas Related.......        715,100    0.6%                             941,875   1.8%
 Paper & Forest Products.        105,981    0.1%                           1,117,500   2.2%
 Services................                                                  1,610,000   3.1%
 Shipping................                                                     50,000   0.1%
 Specialized Services....                                                    237,500   0.5%
 Specialty Printing......         91,000    0.1%                             819,000   1.6%
 Telecommunications-
  Cellular & Wireless....        423,250    0.3%                           4,320,000   8.4%
 Telecommunications-Long
  Distance...............        852,616    0.7%                           7,705,102  15.0%
 Telephone...............      1,267,616    1.0%                          10,441,493  20.3%
                            ------------                                 -----------
 Total Corporate Bonds...     10,228,121    8.1%                          40,673,366  79.2%
 US Government
  Obligations............      3,303,619    2.6%
                            ------------                                 -----------
 Total Fixed Income
  Securities.............     13,531,740   10.7%                          40,673,366  79.2%
                            ------------                                 -----------
 SHORT TERM INVESTMENTS
 Repurchase Agreements...      5,415,000    4.3%
                            ------------
 Total Short Term
  Investments............      5,415,000    4.3%                           4,672,000   9.1%
                            ------------                                 -----------
 Total Other Securities..                                                    405,025   0.8%
                            ------------                                 -----------
 TOTAL INVESTMENTS.......    126,761,093  100.1%    $2,308,194     94.0%  50,565,140  98.4%
 Other Assets Less
  Liabilities............        (78,489)  (0.1%)      147,533      6.0%     835,959   1.6%
                            ------------            ----------           -----------
 NET ASSETS..............   $126,682,604  100.0%    $2,455,727    100.0% $51,401,099 100.0%
                            ============            ==========           ===========

                    Templeton Variable Products Series Fund

                                                            Templeton
                                                          International
                                                              Stock
                                                            Portfolio
                                                          -------------
                                                              Value
                                                            (Note 2A)
 COMMON STOCK
 Aerospace & Defense....................................  $ 19,279,381     2.0%
 Airfreight & Couriers..................................    10,123,073     1.1%
 Airlines...............................................     8,725,188     0.9%
 Auto Components........................................     6,173,963     0.6%
 Automotive.............................................     9,652,942     1.0%
 Banks..................................................    83,941,067     8.7%
 Beverages..............................................     2,397,617     0.3%
 Building Products......................................     8,966,774     0.9%
 Chemicals..............................................    54,214,039     5.6%
 Commercial Services & Supplies.........................     9,237,174     1.0%
 Communications Equipment...............................     8,710,495     0.9%
 Computers & Peripherals................................     6,934,644     0.7%
 Construction & Engineering.............................     3,176,494     0.3%
 Diversified Financials.................................    39,938,078     4.1%
 Diversified Telecommunications Services................    57,472,882     6.0%
 Electric Utilities.....................................    79,909,838     8.3%
 Electrical Equipment...................................    13,646,959     1.4%
 Electronic Equipment & Instruments.....................     9,610,089     1.0%
 Food & Drug Retailing..................................    12,930,648     1.3%
 Food Products..........................................    29,079,912     3.0%
 Forest Products & Paper................................    13,923,942     1.4%
 Health & Personal Care.................................     7,496,965     0.8%
 Hotels Restaurants & Leisure...........................     3,333,186     0.4%
 Household Durables.....................................    23,981,542     2.5%
 Insurance..............................................    96,707,817    10.0%
 Machinery..............................................    27,233,151     2.8%
 Marine.................................................     6,494,609     0.7%
 Media..................................................    16,366,201     1.7%
 Metals & Mining........................................    32,237,699     3.4%
 Multiline Retail.......................................    16,744,228     1.7%
 Oil & Gas..............................................    51,747,874     5.4%
 Pharmaceuticals........................................    60,928,892     6.3%
 Real Estate............................................    23,123,586     2.4%
 Road & Rail............................................    23,927,432     2.5%
 Semiconductor Equipment & Products.....................     3,463,409     0.4%
 Transportation Infrastructure..........................       976,453     0.1%
 Wireless Telecommunication Services....................     6,431,503     0.7%
                                                          ------------
 Total Common Stock.....................................   889,239,746    92.3%
                                                          ------------
 PREFERRED STOCKS.......................................    30,011,908     3.1%
 SHORT TERM INVESTMENTS.................................     4,999,230     0.5%
                                                          ------------
 Total Investments before Repurchase Agreements.........   924,250,884    95.9%
 Repurchase Agreements..................................    51,761,000     5.4%
                                                          ------------
 TOTAL INVESTMENTS......................................   976,011,884   101.3%
 Other Assets Less Liabilities..........................   (12,401,366)   (1.3%)
                                                          ------------
 NET ASSETS.............................................  $963,610,518   100.0%
                                                          ============

                            New England Zenith Fund

                                         Zenith                Zenith
                                         Loomis                Davis
                                      Sayles Small            Venture
                                       Cap Series           Value Series
                                      ------------          ------------
                                         Value                 Value
                                       (Note 2A)             (Note 2A)
 COMMON STOCK
 Aerospace & Defense................  $  7,701,600    1.6%
 Apparel & Textiles.................     6,329,184    1.3%
 Auto Parts.........................        26,250    0.0%
 Banks..............................    19,616,468    4.0%  $101,163,078  10.9%
 Building & Construction............     2,326,188    0.5%    23,686,444   2.6%
 Business Services..................    19,920,947    4.1%     6,430,556   0.7%
 Chemicals..........................    15,948,937    3.3%    18,221,225   2.0%
 Communication Services.............    26,094,741    5.4%     9,427,950   1.0%
 Communications.....................    17,901,071    3.7%
 Computer & Business Equipment......    25,723,641    5.3%   123,153,656  13.3%
 Conglomerates......................                          45,443,400   4.9%
 Construction Materials.............     3,614,019    0.7%     6,036,210   0.7%
 Containers & Glass.................                          13,237,000   1.4%
 Cosmetics & Toiletries.............                           2,423,988   0.3%
 Domestic Oil.......................     4,976,597    1.0%    10,626,626   1.1%
 Drugs & Health Care................    74,706,643   15.4%    88,163,699   9.5%
 Electrical Equipment...............    19,083,130    3.9%     4,364,121   0.5%
 Electric Utilities.................     9,853,131    2.0%
 Electronics........................    15,919,295    3.3%    16,530,396   1.8%
 Financial Services.................    20,090,623    4.1%   150,566,563  16.3%
 Food & Beverages...................    11,635,769    2.4%
 Gas & Pipeline Utilities...........    12,932,825    2.7%
 Hotels & Restaurants...............     9,635,240    2.0%    29,476,400   3.2%
 Household Appliances & Home
  Furnishings.......................    14,723,004    3.0%
 Industrial Machinery...............    10,942,269    2.2%     7,435,106   0.8%
 Insurance..........................    21,040,656    4.3%    86,384,950   9.3%
 Mining.............................       967,500    0.2%
 Paper & Forest.....................     1,943,525    0.4%
 Publishing.........................     1,367,080    0.3%     1,800,675   0.2%
 Railroads & Equipment..............     4,924,588    1.0%
 Real Estate Investment Trust.......    14,145,688    2.9%     4,057,794   0.4%
 Retail.............................    19,651,362    4.0%    25,376,287   2.7%
 Software...........................    46,125,981    9.5%     4,380,984   0.5%
 Telephone..........................                           6,890,236   0.7%
 Tobacco............................                          25,454,000   2.8%
 Trucking & Freight Forwarding......                          11,874,244   1.3%
                                      ------------          ------------
 Total Common Stock.................   459,867,952   94.5%   822,605,588  88.9%
                                      ------------          ------------
 PREFERRED STOCKS
 Real Estate Investment Trust.......                           3,557,231   0.4%
                                                            ------------
 Total Preferred Stocks.............                           3,557,231   0.4%
                                                            ------------
 SHORT-TERM OBLIGATIONS
 Commercial Paper...................    28,237,453    5.8%
 Repurchase Agreements..............                          97,904,000  10.6%
                                      ------------          ------------
 Total Short-Term Obligations.......    28,237,453    5.8%    97,904,000  10.6%
                                      ------------          ------------
 TOTAL INVESTMENTS..................   488,105,405  100.3%   924,066,819  99.9%
 Other Assets Less Liabilities......    (1,666,868)  (0.3%)    1,198,297   0.1%
                                      ------------          ------------
 NET ASSETS.........................  $486,438,537  100.0%  $925,265,116 100.0%
                                      ============          ============

                     Alliance Variable Product Series Fund

                                                         Alliance Series
                                                        Growth & Income--
                                                             Class B
                                                            Portfolio
                                                        -----------------
                                                              Value
                                                            (Note 2A)
 COMMON STOCK
 Airlines.............................................    $ 11,615,625      1.5%
 Banking..............................................      92,422,012     12.3%
 Beverages............................................      17,971,875      2.4%
 Broadcast Services and Programming...................      40,049,225      5.3%
 Capital Goods........................................      24,373,750      3.3%
 Chemicals............................................      26,004,063      3.5%
 Computers............................................      37,266,750      5.0%
 Consumer Manufacturing...............................       8,671,875      1.2%
 Contract Manufacturing...............................      22,923,750      3.1%
 Cosmetics and Toiletries.............................      11,968,750      1.6%
 Drugs & Medical Products.............................      57,027,087      7.6%
 Electrical & Electronics.............................       7,159,375      1.0%
 Energy Sources.......................................      81,852,812     10.9%
 Financial Services...................................      69,438,773      9.3%
 Food & Household Products............................      32,819,875      4.4%
 Insurance Brokers....................................       9,362,813      1.3%
 Leisure..............................................      15,625,937      2.1%
 Metals & Mining......................................       5,862,500      0.8%
 Multi-Industry Companies.............................      29,350,000      3.9%
 Printing & Publishing................................      11,035,938      1.5%
 Retail-Apparel and Shoe..............................      11,793,750      1.6%
 Semiconductor Capital................................       4,773,437      0.6%
 Semiconductor Components/Integrated Circuits.........      22,612,500      3.0%
 Telecommunication Services...........................      28,485,938      3.8%
 Tobacco..............................................      22,000,000      2.9%
 Toys.................................................       5,054,000      0.7%
                                                          ------------
 Total Common Stock...................................     707,522,410     94.6%
                                                          ------------
 SHORT-TERM INVESTMENT
 Time Deposits........................................      36,910,000      4.9%
                                                          ------------
 Total Short-Term Investments.........................      36,910,000      4.9%
                                                          ------------
 TOTAL INVESTMENTS....................................     744,432,410     99.5%
 Other Assets Less Liabilities........................       3,853,610      0.5%
                                                          ------------
 NET ASSETS...........................................    $748,286,020    100.0%
                                                          ============

                  NOTES TO FINANCIAL STATEMENTS--(Concluded)

7. SUMMARY OF INVESTMENTS AS OF DECEMBER 31, 2000--(Concluded)

The value of the investments of the Fund's portfolios are determined using the following valuation techniques:

Portfolio securities that are traded on domestic stock exchanges are valued at the last price as of the close of business on the day the securities are being valued. Lacking any sales, securities are valued at the mean between closing bid and asked prices (except for the Loomis Sayles High Yield Bond Portfolio, which values such securities at last bid price). Securities trading primarily on non-domestic exchanges are valued at the preceding closing price on the exchange where it primarily trades (or in the case of Loomis Sayles High Yield Bond and Scudder Global Equity Portfolios, the last sale). A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Directors or its delegates. If no closing price is available, then such securities are valued, first, by using the mean between last current bid and asked prices or, second, by using the last available closing price (except for the Scudder Global Equity Portfolio, which second values such securities at the last current bid) or, third, by using the last available price.

Domestic securities, other than those held in the Money Market Fund, traded on over-the-counter markets are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers that make markets in the securities (except for the Loomis Sayles High Yield Bond Portfolio, which would value such security, first, at the last sale price and, second, at the bid price or the Scudder Global Equity and the Neuberger Berman Partners Mid Cap Value Portfolios that value such securities, first, at last sale price and, second, at last bid price). All non-U.S. securities traded on over-the-counter securities markets are valued at the last sale quote, if market quotations are available, or the last closing bid price if there is no active trading in a particular security for a given day (except the Neuberger Berman Partners Mid Cap Value Portfolio, which is valued at the mean between closing bid and asked prices). Where market quotations are not readily available for such non-domestic, over-the-counter securities, then such securities will be valued in good faith by a method that the Board of Directors or its delegates believe accurately reflects fair value. Portfolio securities that are traded both on over-the-counter markets and on a stock exchange are valued according to the broadest and most representative market. For debt securities, this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available (e.g. certain long term bonds and notes) are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by a pricing service retained for this purpose and typically utilized by other institutional-sized trading organizations.

Forward foreign exchange contracts are valued based on the closing prices of the forward currency contract rates in London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Short-term instruments with a remaining maturity of sixty days or less are valued utilizing the amortized cost method of valuation. If for any reason the fair value of any security is not fairly reflected by such method, such security will be valued by the same method as securities having a maturity of more than sixty days.

Options on securities, indices, or futures contracts are valued at the last sales price available as of the close of business on the day of valuation. If no sales have occurred, options are valued at the mean between bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to market daily. The value of futures contracts will be the sum of the margin deposits plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated. For this purpose, value is the value established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

8. PURCHASES AND SALES OF INVESTMENTS SECURITIES

The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities) for the year ended December 31, 2000 were $492,553,961 and $173,826,338, respectively. Gains and losses from sales of investments are computed on the basis of average cost.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Financial Statements
                    as of December 31, 2000 and 1999 and for
         Each of the Three Years in the Period Ended December 31, 2000
                                      and
                          Independent Auditors' Report

                         Independent Auditors' Report

The Board of Directors and Shareholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York
February 9, 2001

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2000 and 1999
                             (Dollars in millions)

                                                                2000     1999
                                                              -------- --------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value.........  $112,445 $ 96,981
 Equity securities, at fair value...........................     2,193    2,006
 Mortgage loans on real estate..............................    21,951   19,739
 Real estate and real estate joint ventures.................     5,504    5,649
 Policy loans...............................................     8,158    5,598
 Other limited partnership interests........................     1,652    1,331
 Short-term investments.....................................       930    3,055
 Other invested assets......................................     2,898    1,501
                                                              -------- --------
 Total investments..........................................   155,731  135,860
Cash and cash equivalents...................................     3,419    2,789
Accrued investment income...................................     2,040    1,725
Premiums and other receivables..............................     8,732    6,681
Deferred policy acquisition costs...........................    10,497    9,070
Deferred income taxes.......................................       --       603
Other assets................................................     3,823    3,563
Separate account assets.....................................    70,250   64,941
                                                              -------- --------
 Total assets...............................................  $254,492 $225,232
                                                              ======== ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Future policy benefits......................................  $ 81,966 $ 73,582
Policyholder account balances...............................    54,309   45,901
Other policyholder funds....................................     5,583    4,498
Policyholder dividends payable..............................     1,082      974
Policyholder dividend obligation............................       385      --
Short-term debt.............................................     1,094    4,208
Long-term debt..............................................     3,443    2,514
Current income taxes payable................................       127      548
Deferred income taxes payable...............................       742      --
Payables under securities loaned transactions...............    12,301    6,461
Other liabilities...........................................     7,076    7,915
Separate account liabilities................................    70,250   64,941
                                                              -------- --------
 Total liabilities..........................................   238,358  211,542
                                                              -------- --------
Commitments and contingencies (Note 10)
Company-obligated mandatorily redeemable securities of
 subsidiary trust...........................................       118      --
                                                              -------- --------
Stockholder's Equity:
Common stock, par value $0.01 per share; 1,000,000,000
 shares authorized; 494,466,664 shares issued and
 outstanding................................................         5      --
Additional paid-in capital..................................    14,549      --
Retained earnings...........................................       407   14,100
Accumulated other comprehensive income (loss)...............     1,055     (410)
                                                              -------- --------
 Total stockholder's equity.................................    16,016   13,690
                                                              -------- --------
 Total liabilities and stockholder's equity.................  $254,492 $225,232
                                                              ======== ========


          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 and 1998
                             (Dollars in millions)

                                                       2000     1999     1998
                                                      -------  -------  -------
REVENUES
Premiums............................................  $16,263  $12,088  $11,503
Universal life and investment-type product policy
 fees...............................................    1,820    1,433    1,360
Net investment income...............................   11,773    9,816   10,228
Other revenues......................................    2,462    2,154    1,994
Net investment (losses) gains (net of amounts
 allocable to other accounts of $(54), $(67) and
 $608, respectively)................................     (418)     (70)   2,021
                                                      -------  -------  -------
 Total revenues.....................................   31,900   25,421   27,106
                                                      -------  -------  -------
EXPENSES
Policyholder benefits and claims (excludes amounts
 directly related to net investment gains (losses)
 of $41, $(21) and $368, respectively)..............   16,935   13,100   12,638
Interest credited to policyholder account balances..    2,935    2,441    2,711
Policyholder dividends..............................    1,913    1,690    1,651
Payments to former Canadian policyholders...........      327      --       --
Demutualization costs...............................      230      260        6
Other expenses (excludes amounts directly related to
 net investment (losses) gains of $(95), $(46) and
 $240, respectively)................................    8,134    6,755    8,019
                                                      -------  -------  -------
 Total expenses.....................................   30,474   24,246   25,025
                                                      -------  -------  -------
Income before provision for income taxes............    1,426    1,175    2,081
Provision for income taxes..........................      477      558      738
                                                      -------  -------  -------
Net income..........................................  $   949  $   617  $ 1,343
                                                      =======  =======  =======
Net income after April 7, 2000 (date of
 demutualization) (Note 1)..........................  $ 1,169
                                                      =======




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 and 1998
                             (Dollars in millions)

                                                                Accumulated Other
                                                           Comprehensive Income (Loss)
                                                      -------------------------------------
                                                                       Foreign    Minimum
                                 Additional           Net Unrealized  Currency    Pension
                          Common  Paid-in   Retained    Investment   Translation Liability
                          Stock   Capital   Earnings  Gains (Losses) Adjustment  Adjustment  Total
                          ------ ---------- --------  -------------- ----------- ---------- -------
Balance at January 1,
 1998...................  $ --    $   --    $12,140       $1,898        $ (31)     $ --     $14,007
Comprehensive income:
 Net income.............                      1,343                                           1,343
 Other comprehensive
  loss:
 Unrealized investment
  losses, net of related
  offsets,
  reclassification
  adjustments and income
  taxes.................                                    (358)                              (358)
 Foreign currency
  translation
  adjustments...........                                                 (113)                 (113)
 Minimum pension
  liability adjustment..                                                             (12)       (12)
                                                                                            -------
 Other comprehensive
  loss..................                                                                       (483)
                                                                                            -------
 Comprehensive income...                                                                        860
                          -----   -------   -------       ------        -----      -----    -------
Balance at December 31,
 1998...................    --        --     13,483        1,540         (144)       (12)    14,867
Comprehensive loss:
 Net income.............                        617                                             617
 Other comprehensive
  loss:
 Unrealized investment
  losses, net of related
  offsets,
  reclassification
  adjustments and income
  taxes.................                                  (1,837)                            (1,837)
 Foreign currency
  translation
  adjustments...........                                                   50                    50
 Minimum pension
  liability adjustment..                                                              (7)        (7)
                                                                                            -------
 Other comprehensive
  loss..................                                                                     (1,794)
                                                                                            -------
 Comprehensive loss.....                                                                     (1,177)
                          -----   -------   -------       ------        -----      -----    -------
Balance at December 31,
 1999...................    --        --     14,100         (297)         (94)       (19)    13,690
Policy credits and cash
 payments to eligible
 policyholders..........                     (2,958)                                         (2,958)
Common stock issued in
 demutualization........      5    10,917   (10,922)                                            --
Capital contribution
 from Parent............            3,632                                                     3,632
Dividends on common
 stock..................                       (762)                                           (762)
Comprehensive income:
 Net loss before date of
  demutualization.......                       (220)                                           (220)
 Net income after date
  of demutualization....                      1,169                                           1,169
 Other comprehensive
  income:
 Unrealized investment
  gains, net of related
  offsets,
  reclassification
  adjustments and income
  taxes.................                                   1,480                              1,480
 Foreign currency
  translation
  adjustments...........                                                   (6)                   (6)
 Minimum pension
  liability adjustment..                                                              (9)        (9)
                                                                                            -------
 Other comprehensive
  income................                                                                      1,465
                                                                                            -------
 Comprehensive income...                                                                      2,414
                          -----   -------   -------       ------        -----      -----    -------
Balance at December 31,
 2000...................  $   5   $14,549   $   407       $1,183        $(100)     $ (28)   $16,016
                          =====   =======   =======       ======        =====      =====    =======



          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 and 1998
                             (Dollars in millions)

                                                    2000      1999      1998
                                                  --------  --------  --------
Cash flows from operating activities
Net Income....................................... $    949  $    617  $  1,343
 Adjustments to reconcile net income to net cash
  provided by operating activities:
  Depreciation and amortization expenses.........      498       173        56
  Gains (losses) from sales of investments and
   businesses, net...............................      471       137    (2,629)
  Change in undistributed income of real estate
   joint ventures and other limited partnership
   interests.....................................     (200)     (322)      (91)
  Interest credited to other policyholder account
   balances......................................    2,935     2,441     2,711
  Universal life and investment-type product
   policy fees...................................   (1,820)   (1,433)   (1,360)
  Change in accrued investment income............     (171)      269      (181)
  Change in premiums and other receivables.......     (931)     (619)   (2,681)
  Change in deferred policy acquisition costs,
   net...........................................     (880)     (389)     (188)
  Change in insurance-related liabilities........    3,144     2,243     1,481
  Change in income taxes payable.................      246        22       251
  Change in other liabilities....................   (2,180)      857     2,390
  Other, net.....................................     (764)     (131)     (260)
                                                  --------  --------  --------
Net cash provided by operating activities........    1,297     3,865       842
                                                  --------  --------  --------
Cash flows from investing activities
 Sales, maturities and repayments of:
  Fixed maturities...............................   57,295    73,120    57,857
  Equity securities..............................      899       760     3,085
  Mortgage loans on real estate..................    2,163     1,992     2,296
  Real estate and real estate joint ventures.....      655     1,062     1,122
  Other limited partnership interests............      422       469       146
 Purchases of:
  Fixed maturities...............................  (63,991)  (72,253)  (67,543)
  Equity securities..............................     (863)     (410)     (854)
  Mortgage loans on real estate..................   (2,836)   (4,395)   (2,610)
  Real estate and real estate joint ventures.....     (407)     (341)     (423)
  Other limited partnership interests............     (660)     (465)     (723)
 Net change in short-term investments............    2,382    (1,577)     (761)
 Net change in policy loans......................     (315)        2       133
 Purchase of businesses, net of cash received....     (416)   (2,972)      --
 Proceeds from sales of businesses...............      877       --      7,372
 Net change in payable under securities loaned
  transactions...................................    5,840     2,692     3,769
 Other, net......................................     (623)      (73)     (183)
                                                  --------  --------  --------
Net cash provided by (used in) investing
 activities...................................... $    422  $ (2,389) $  2,683
                                                  --------  --------  --------

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 and 1998
                             (Dollars in millions)

                                                   2000      1999      1998
                                                 --------  --------  --------
Cash flows from financing activities
 Policyholder account balances:
  Deposits...................................... $ 28,834  $ 18,428  $ 19,361
  Withdrawals...................................  (28,235)  (20,650)  (21,706)
 Net change in short-term debt..................   (3,114)      623    (1,002)
 Long-term debt issued..........................    1,230        44       693
 Long-term debt repaid..........................     (124)     (433)     (481)
 Capital contribution from Parent...............    3,632       --        --
 Cash payments to eligible policyholders........   (2,550)      --        --
 Dividends on common stock......................     (762)      --        --
                                                 --------  --------  --------
Net cash used in financing activities...........   (1,089)   (1,988)   (3,135)
                                                 --------  --------  --------
Change in cash and cash equivalents.............      630      (512)      390
Cash and cash equivalents, beginning of year....    2,789     3,301     2,911
                                                 --------  --------  --------
Cash and cash equivalents, end of year.......... $  3,419  $  2,789  $  3,301
                                                 ========  ========  ========
Supplemental disclosures of cash flow
 information:
Cash paid during the year for:
 Interest....................................... $    440  $    388  $    367
                                                 ========  ========  ========
 Income taxes................................... $    222  $    587  $    579
                                                 ========  ========  ========
Non-cash transactions during the year:
 Policy credits to eligible policyholders....... $    408  $    --   $    --
                                                 ========  ========  ========
 Business acquisitions--assets.................. $ 22,936  $  4,832  $    --
                                                 ========  ========  ========
 Business acquisitions--liabilities............. $ 22,437  $  1,860  $    --
                                                 ========  ========  ========
 Business dispositions--assets.................. $  1,879  $    --   $ 10,663
                                                 ========  ========  ========
 Business dispositions--liabilities............. $  1,686  $    --   $  3,691
                                                 ========  ========  ========
 Real estate acquired in satisfaction of debt... $     22  $     37  $     69
                                                 ========  ========  ========


          See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.Summary Of Significant Accounting Policies

 Business

  Metropolitan Life Insurance Company ("Metropolitan Life") and its subsidiaries (the "Company") is a leading provider of insurance and financial services to a broad section of institutional and individual customers. The Company offers life insurance, annuities and mutual funds to individuals and group insurance, reinsurance and retirement and savings products and services to corporations and other institutions.

 Basis of Presentation

  The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The New York State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

  The preparation of financial statements in conformity GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates include those used in determining deferred policy acquisition costs, investment allowances and the liability for future policyholder benefits. Actual results could differ from those estimates.

  The accompanying consolidated financial statements include the accounts of Metropolitan Life and subsidiaries, partnerships and joint ventures in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Closed block assets, liabilities, revenues and expenses are combined on a line by line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. Intercompany accounts and transactions have been eliminated.

  The Company uses the equity method to account for its investments in real estate joint ventures and other limited partnership interests in which it does not have a controlling interest, but has more than a minimal interest.

  Minority interest related to consolidated entities included in other liabilities was $479 million and $245 million at December 31, 2000 and 1999, respectively.

  Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2000 presentation.

 Demutualization

  On April 7, 2000 (the "date of demutualization"), Metropolitan Life converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. ("MetLife" or the "Holding Company"), a Delaware corporation. The conversion was pursuant to an order by the New York Superintendent of Insurance ("Superintendent") approving Metropolitan Life's plan of reorganization, as amended (the "plan").

  On the date of demutualization, policyholders' membership interests in Metropolitan Life were extinguished and eligible policyholders received, in exchange for their interests, trust interests representing 494,466,664 shares of common stock of MetLife to be held in a trust, cash payments aggregating $2,550 million and adjustments to their policy values in the form of policy credits aggregating $408 million, as provided in the plan. In addition, Metropolitan Life's Canadian branch made cash payments of $327 million to holders of certain policies transferred to Clarica Life Insurance Company in connection with the sale of a substantial portion of Metropolitan Life's Canadian operations in 1998, as a result of a commitment made in connection with obtaining Canadian regulatory approval of that sale.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

 Earnings After Date of Demutualization

  Net income after the date of demutualization is based on the results of operations after March 31, 2000, adjusted for the payments to the former Canadian policyholders and costs of demutualization recorded in April 2000 which are applicable to the period prior to April 7, 2000.

 Investments

  The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

  Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the net carrying value amount of the loan based on the loan's effective interest rate. However, interest ceases to be accrued for loans on which interest is more than 60 days past due.

  Real estate, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 40 years). Cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs.

  Policy loans are stated at unpaid principal balances.

  Short-term investments are stated at amortized cost, which approximates fair value.

 Derivative Instruments

  The Company uses derivative instruments to reduce the risk associated with changing market values or variable cash flows related to the Company's financial assets and liabilities. This objective is achieved through one of two principal risk management strategies: hedging the changes in fair value of financial assets, liabilities or firm commitments or hedging the variable cash flows of assets, liabilities or forecasted transactions. Hedged forecasted transactions, other than the receipt or payment of variable interest payments, are not expected to occur more than 12 months after hedge inception. The Company's derivative strategy employs a variety of instruments including financial futures, financial forwards, interest rate and foreign currency swaps, floors, foreign exchange contracts, caps and options.

  The Company's derivative program is monitored by senior management. The Company's risk of loss is typically limited to the fair value of its derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments and, with respect to over-the-counter transactions, from the possible inability of counterparties to meet the terms of the contracts. The Company has policies regarding the financial stability and credit standing of its major counterparties.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The Company uses derivative instruments to hedge designated risks. The hedge is expected to be highly effective in offsetting the designated risk at the inception of the contract. The Company monitors the effectiveness of its hedges throughout the contract term using an offset ratio of 80 to 125 percent as its minimum acceptable threshold for hedge effectiveness. During any period the derivative instruments are outside their threshold for hedge effectiveness, or if the relationship no longer qualifies as a hedge, all changes in the derivative's value are marked to market through net investment gains and losses.

  Gains or losses on financial futures contracts entered into in anticipation of investment transactions are deferred and, at the time of the ultimate investment purchase or disposition, recorded as an adjustment to the basis of the purchased assets or to the proceeds on disposition. Gains or losses on financial futures used in asset risk management are deferred and amortized into net investment income over the remaining term of the investment. Gains or losses on financial futures used in portfolio risk management are deferred and amortized into net investment income or policyholder benefits over the remaining life of the hedged sector of the underlying portfolio.

  Financial forward contracts that are entered into to purchase securities are marked to fair value through other comprehensive income, similar to the accounting for the security to be purchased. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the contracted value. Gains or losses resulting from the termination of forward contracts are recognized immediately as a component of net investment gains (losses).

  Interest rate and certain foreign currency swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the term of the swap agreement as an adjustment to net investment income or other expenses. Gains or losses resulting from swap terminations are amortized over the remaining term of the underlying asset or liability. Gains and losses on swaps and certain foreign forward exchange contracts entered into in anticipation of investment transactions are deferred and, at the time of the ultimate investment purchase or disposition, reflected as an adjustment to the basis of the purchased assets or to the proceeds of disposition. In the event the asset or liability underlying a swap is disposed of, the swap position is closed immediately and any gain or loss is recorded in net investment gains and losses.

  The Company periodically enters into collars, which consist of purchased put and written call options, to lock in unrealized gains on equity securities. Collars are marked to market through other comprehensive income (loss), similar to the accounting for the underlying equity securities.

  Purchased interest rate caps and floors are used to offset the risk of interest rate changes related to insurance liabilities. Premiums paid on floors, caps and options are amortized over the life of the applicable derivative instrument. Any gains or losses relating to these derivative instruments are deferred and are recognized as a component of net investment income over the original term of the derivative instrument.

 Cash and Cash Equivalents

  The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

 Property, Equipment and Leasehold Improvements

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from 10 to 40 years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation of property and equipment and accumulated amortization on leasehold improvements was $1,304 million and $1,224 million at December 31, 2000 and 1999, respectively. Related depreciation and amortization expense was $120 million, $109 million and $116 million for the years ended December 31, 2000, 1999 and 1998, respectively.

 Deferred Policy Acquisition Costs

  The costs of acquiring new insurance business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts. Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

  Deferred policy acquisition costs for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

  Deferred policy acquisition costs related to internally replaced contracts are expensed at date of replacement.

  Deferred policy acquisition costs for property and casualty insurance contracts, which are primarily comprised of commissions and certain underwriting expenses, are deferred and amortized on a pro rata basis over the applicable contract term or reinsurance treaty.

  Value of business acquired, included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts.

  Information regarding deferred policy acquisition costs is as follows:

                                                        Years ended December
                                                                 31,
                                                        -----------------------
                                                         2000     1999    1998
                                                        -------  ------  ------
                                                        (Dollars in millions)
   Balance at January 1................................ $ 9,070  $7,028  $6,948
   Capitalization of policy acquisition costs..........   1,805   1,160   1,025
   Value of business acquired..........................   1,681     156      32
                                                        -------  ------  ------
       Total...........................................  12,556   8,344   8,005
                                                        -------  ------  ------
   Amortization allocated to:
     Net investment (losses) gains.....................     (95)    (46)    240
     Unrealized investment gains (losses)..............     596  (1,628)   (216)
     Other expenses....................................   1,472     930     641
                                                        -------  ------  ------
       Total amortization..............................   1,973    (744)    665
                                                        -------  ------  ------
   Dispositions and other..............................     (86)    (18)   (312)
                                                        -------  ------  ------
   Balance at December 31.............................. $10,497  $9,070  $7,028
                                                        =======  ======  ======

  On September 28, 1999, Metropolitan Life's board of directors adopted a plan of reorganization. Consequently, in the fourth quarter of 1999, Metropolitan Life was able to commit to state insurance regulatory authorities that it would establish investment sub-segments to further align investments with the traditional individual life business of the Individual Business segment. As a result, future dividends for the traditional individual life business will be determined based on the results of such investment sub-segments. Additionally, estimated future gross margins used to determine amortization of deferred policy acquisition costs and the amount of unrealized investment gains and losses relating to these products are based on investments in such sub-segments. Using the investments in the sub-segments to determine estimated gross margins and unrealized investment gains and losses increased 1999 amortization of deferred policy acquisition costs by $56 million, net of income taxes of $32 million, and decreased other comprehensive loss in 1999 by $123 million, net of income taxes of $70 million.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Amortization of deferred policy acquisition costs is allocated to (1) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized and (3) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

  Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

 Goodwill

  The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill is amortized on a straight-line basis over a period ranging from 10 to 30 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments are recognized in operating results if a permanent diminution in value is deemed to have occurred.

                                                     Years ended December 31
                                                     --------------------------
                                                       2000     1999     1998
                                                     --------  -------  -------
                                                      (Dollars in millions)
Net Balance at January 1............................ $    611  $   404  $   359
Acquisitions........................................      279      237       67
Amortization........................................      (62)     (30)     (22)
Dispositions........................................     (125)     --       --
                                                     --------  -------  -------
Net Balance at December 31.......................... $    703  $   611  $   404
                                                     ========  =======  =======

                                                             December 31
                                                        -----------------------
                                                           2000        1999
                                                        ----------  -----------
                                                        (Dollars in millions)
Accumulated Amortization............................... $       74  $       118
                                                        ==========  ===========

 Future Policy Benefits and Policyholder Account Balances

  Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (a) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 3% to 11%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (b) the liability for terminal dividends and (c) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

  Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 3% to 12%. Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3% to 11%. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 11%.

  Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 17%, less expenses, mortality charges and withdrawals.

  The liability for unpaid claims and claim expenses for property and casualty insurance represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation. Revisions of these estimates are included in operations in the year such refinements are made.

 Recognition of Insurance Revenue and Related Benefits

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

  Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

  Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Premiums related to property and casualty contracts are recognized as revenue on a pro rata basis over the applicable contract term. Unearned premiums are included in other liabilities.

 Policyholder Dividends

  Policyholder dividends are approved annually by the boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

 Participating Business

  Participating business represented approximately 22% and 19% of the Company's life insurance in-force, and 81% and 83% of the number of life insurance policies in-force, at December 31, 2000 and 1999, respectively. Participating policies represented approximately 47% and 50%, 50% and 54%, and 45% and 47% of gross and net life insurance premiums for the years ended December 31, 2000, 1999 and 1998, respectively. The percentages indicated are calculated excluding the business of the Reinsurance segment.

 Income Taxes

  Metropolitan Life and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code, as amended (the "Code"). Non-includable subsidiaries file either separate tax returns or separate consolidated tax returns. Under the Code, the amount of federal income tax expense incurred by mutual life insurance companies includes an equity tax calculated based upon a prescribed formula that incorporates a differential earnings rate between stock and mutual life insurance companies. Metropolitan Life is not subject to the equity tax after the date of demutualization. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities.

 Reinsurance

  The Company has reinsured certain of its life insurance and property and casualty insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. Deferred policy acquisition costs are reduced by amounts

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and realized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

 Foreign Currency Translation

  Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported in earnings.

 Application of Accounting Pronouncements


  Effective December 31, 2000, the Company early adopted Statement of Position ("SOP") 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts ("SOP 00-3"). SOP 00-3 provides guidance on accounting by insurance enterprises for demutualizations and the formation of mutual insurance holding companies, including the emergence of earnings from and the financial statement presentation of the closed block formed as a part of a demutualization. Adoption of SOP 00-3 did not have a material effect on the Company's consolidated results of operations other than the reclassification of demutualization costs as operating expenses rather than as an extraordinary item.

  Effective October 1, 2000, the Company adopted Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying generally accepted accounting principles to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

  Effective January 1, 2000, the Company adopted Statement of Position 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that 1) transfer only significant timing risk, 2) transfer only significant underwriting risk, 3) transfer neither significant timing nor underwriting risk and 4) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

  In September 2000, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125 ("SFAS 140"). SFAS 140 is effective for transfers and extinguishments of liabilities occurring after March 31, 2001 and is effective for disclosures about securitizations and collateral and for recognition and reclassification of collateral for fiscal years ending after

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

December 15, 2000. The Company is in the process of quantifying the impact, if any, of the provisions of SFAS 140 effective for future periods.

  Effective January 1, 1999, the Company adopted SOP 98-5, Reporting on the Costs of Start-Up Activities ("SOP 98-5"). SOP 98-5 broadly defines start-up activities. SOP 98-5 requires costs of start-up activities and organization costs to be expensed as incurred. Adoption of SOP 98-5 did not have a material effect on the Company's consolidated financial statements.

  Effective January 1, 1999, the Company adopted SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use ("SOP 98-1"). SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. Adoption of the provisions of SOP 98-1 had the effect of increasing other assets by $82 million at December 31, 1999.

  Effective January 1, 1999, the Company adopted SOP 97-3, Accounting for Insurance and Other Enterprises for Insurance Related Assessments ("SOP 97-3"). SOP 97-3 provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund and other insurance related assessments. Adoption of SOP 97-3 did not have a material effect on the Company's consolidated financial statements.

  In June 2000, the FASB issued Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment of FASB Statement No. 133 ("SFAS 138"). In June 1999, the FASB also issued Statement of Financial Accounting Standards No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133 ("SFAS 137"). SFAS 137 deferred the provisions of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") until January 1, 2001. SFAS 133 and SFAS 138 require, among other things, that all derivatives be recognized in the consolidated balance sheets as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133 and SFAS 138, as of January 1, 2001, are required to be reported in income. The Company estimates that the cumulative effect of the adoption SFAS 133 and SFAS 138 will result in a $32 million, net of income taxes of $19 million, increase in other comprehensive income and an insignificant impact on net income.

  In July 2000, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF No. 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company currently is in the process of quantifying the impact of EITF No. 99-20, the provisions of the consensus are not expected to have a material impact on the Company's consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

2.Investments

 Fixed Maturities and Equity Securities

  Fixed maturities and equity securities at December 31, 2000 were as follows:

                                                    Gross Unrealized
                                                    -----------------
                                           Cost or
                                          Amortized                   Estimated
                                            Cost      Gain     Loss   Fair Value
                                          --------- -------- -------- ----------
                                                  (Dollars in millions)
   Fixed Maturities:
    Bonds:
    U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies..........  $  8,443  $  1,188 $     16  $  9,615
    States and political subdivisions...     1,563        79        3     1,639
    Foreign governments.................     5,153       341      153     5,341
    Corporate...........................    48,401     1,176    1,466    48,111
    Mortgage and asset-backed
     securities.........................    32,996       697      165    33,528
    Other...............................    13,872       384      366    13,890
                                          --------  -------- --------  --------
     Total bonds........................   110,428     3,865    2,169   112,124
    Redeemable preferred stocks.........       321       --       --        321
                                          --------  -------- --------  --------
     Total fixed maturities.............  $110,749  $  3,865 $  2,169  $112,445
                                          ========  ======== ========  ========
   Equity Securities:
    Common stocks.......................  $    872  $    785 $     55  $  1,602
    Nonredeemable preferred stocks......       577        19        5       591
                                          --------  -------- --------  --------
     Total equity securities............  $  1,449  $    804 $     60  $  2,193
                                          ========  ======== ========  ========

  Fixed maturities and equity securities at December 31, 1999 were as follows:
                                                    Gross Unrealized
                                                    -----------------
                                           Cost or
                                          Amortized                   Estimated
                                            Cost      Gain     Loss   Fair Value
                                          --------- -------- -------- ----------
                                                  (Dollars in millions)
   Fixed Maturities:
    Bonds:
    U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies..........  $  5,990  $    456 $    147  $  6,299
    States and political subdivisions...     1,583         4       45     1,542
    Foreign governments.................     4,090       210       94     4,206
    Corporate...........................    47,505       585    1,913    46,177
    Mortgage and asset-backed
     securities.........................    27,396       112      847    26,661
    Other...............................    12,235       313      462    12,086
                                          --------  -------- --------  --------
     Total bonds........................    98,799     1,680    3,508    96,971
    Redeemable preferred stocks.........        10       --       --         10
                                          --------  -------- --------  --------
     Total fixed maturities.............  $ 98,809  $  1,680 $  3,508  $ 96,981
                                          ========  ======== ========  ========
   Equity Securities:
    Common stocks.......................  $    980  $    921 $     35  $  1,866
    Nonredeemable preferred stocks......       151       --        11       140
                                          --------  -------- --------  --------
     Total equity securities............  $  1,131  $    921 $     46  $  2,006
                                          ========  ======== ========  ========

  The Company held foreign currency derivatives with notional amounts of $3,885 million and $4,002 million to hedge the exchange rate risk associated with foreign bonds at December 31, 2000 and 1999, respectively.

  At December 31, 2000, fixed maturities at estimated fair values held by the Company that were below investment grade or not rated by an independent rating agency totaled $9,864 million. At December 31, 2000, non-income producing fixed maturities were insignificant.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The cost or amortized cost and estimated fair value of bonds at December 31, 2000, by contractual maturity date, are shown below:

                                                             Cost or
                                                            Amortized Estimated
                                                              Cost    Fair Value
                                                            --------- ----------
                                                                (Dollars in
                                                                 millions)
   Due in one year or less................................. $  3,465   $  3,460
   Due after one year through five years...................   21,041     21,275
   Due after five years through ten years..................   23,831     23,904
   Due after ten years.....................................   29,095     29,957
                                                            --------   --------
     Total.................................................   77,432     78,596
   Mortgage and asset-backed securities....................   32,996     33,528
                                                            --------   --------
     Total bonds........................................... $110,428   $112,124
                                                            ========   ========

  Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

  Sales of securities classified as available-for-sale were as follows:

                                                         Years ended December
                                                                  31,
                                                        -----------------------
                                                         2000    1999    1998
                                                        ------- ------- -------
                                                         (Dollars in millions)
   Proceeds............................................ $46,205 $59,852 $46,913
   Gross investment gains.............................. $   599 $   605 $ 2,053
   Gross investment losses............................. $ 1,520 $   911 $   486

  Gross investment losses above exclude writedowns recorded during 2000 and 1999 for permanently impaired available-for-sale securities of $324 million and $133 million, respectively.

  Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

 Securities Lending Program

  The Company participates in securities lending programs whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $11,746 million and $6,458 million and estimated fair value of $12,289 million and $6,391 million were on loan under the program at December 31, 2000 and 1999, respectively. The Company was liable for cash collateral under its control of $12,301 million and $6,461 million at December 31, 2000 and 1999, respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

 Assets on Deposit and Held in Trust

  The Company had investment assets on deposit with regulatory agencies with a fair market value of $597 million and $476 million at December 31, 2000 and 1999, respectively. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,234 million at December 31, 2000.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

 Mortgage Loans on Real Estate

  Mortgage loans on real estate were categorized as follows:

                                                           December 31
                                                 -------------------------------
                                                      2000            1999
                                                 --------------- ---------------
                                                 Amount  Percent Amount  Percent
                                                 ------- ------- ------- -------
                                                      (Dollars in millions)
   Commercial mortgage loans.................... $16,944    77%  $14,931    75%
   Agricultural mortgage loans..................   4,980    22     4,816    24
   Residential mortgage loans...................     110     1        82     1
                                                 -------   ---   -------   ---
     Total......................................  22,034   100%   19,829   100%
                                                           ===             ===
   Less: Valuation allowances...................      83              90
                                                 -------         -------
     Mortgage loans............................. $21,951         $19,739
                                                 =======         =======

  Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2000, approximately 16%, 7% and 6% of the properties were located in California, New York and Georgia, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

  Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $540 million and $547 million at December 31, 2000 and 1999, respectively.

  Changes in mortgage loan valuation allowances were as follows:

                                                    Years ended December 31,
                                                    ---------------------------
                                                     2000      1999      1998
                                                    -------- --------  --------
                                                      (Dollars in millions)
   Balance at January 1............................ $    90  $    173  $    289
   Additions.......................................      38        40        40
   Deductions for writedowns and dispositions......     (74)     (123)     (130)
   Acquisitions (dispositions) of affiliates.......      29       --        (26)
                                                    -------  --------  --------
   Balance at December 31.......................... $    83  $     90  $    173
                                                    =======  ========  ========

  A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                               December 31,
                                                           ---------------------
                                                              2000       1999
                                                           ---------- ----------
                                                           (Dollars in millions)
   Impaired mortgage loans with valuation allowances...... $      592 $      540
   Impaired mortgage loans without valuation allowances...        330        437
                                                           ---------- ----------
     Total................................................        922        977
   Less: Valuation allowances.............................         77         83
                                                           ---------- ----------
     Impaired mortgage loans.............................. $      845 $      894
                                                           ========== ==========

  The average investment in impaired mortgage loans on real estate was $912 million, $1,134 million and $1,282 million for the years ended December 31, 2000, 1999 and 1998, respectively. Interest income on impaired mortgage loans was $76 million, $101 million and $109 million for the years ended December 31, 2000, 1999 and 1998, respectively.

  The investment in restructured mortgage loans on real estate was $784 million and $980 million at December 31, 2000 and 1999, respectively. Interest income of $62 million, $80 million and $74 million was recognized on restructured loans for the years ended December 31, 2000, 1999 and 1998, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $74 million, $92 million and $87 million for the years ended December 31, 2000, 1999 and 1998, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Mortgage loans on real estate with scheduled payments of 60 days (90 days for agriculture mortgages) or more past due or in foreclosure had an amortized cost of $40 million and $44 million at December 31, 2000 and 1999, respectively.

 Real Estate and Real Estate Joint Ventures

  Real estate and real estate joint ventures consisted of the following:

                                                           December 31,
                                                       ----------------------
                                                          2000        1999
                                                       ----------  ----------
                                                       (Dollars in millions)
   Real estate and real estate joint ventures held-
    for-investment.................................... $    5,495  $    5,440
   Impairments........................................       (272)       (289)
                                                       ----------  ----------
     Total............................................      5,223       5,151
                                                       ----------  ----------
   Real estate and real estate joint ventures held-
    for-sale..........................................        417         719
   Impairments........................................        (97)       (187)
   Valuation allowance................................        (39)        (34)
                                                       ----------  ----------
     Total............................................        281         498
                                                       ----------  ----------
       Real estate and real estate joint ventures..... $    5,504  $    5,649
                                                       ==========  ==========

  Accumulated depreciation on real estate was $2,337 million and $2,235 million at December 31, 2000 and 1999, respectively. Related depreciation expense was $224 million, $247 million and $282 million for the years ended December 31, 2000, 1999 and 1998, respectively.

  Real estate and real estate joint ventures were categorized as follows:

                                                           December 31,
                                                   -----------------------------
                                                        2000           1999
                                                   -------------- --------------
                                                   Amount Percent Amount Percent
                                                   ------ ------- ------ -------
                                                       (Dollars in millions)
   Office......................................... $3,635    66%  $3,846    68%
   Retail.........................................    586    10      587    10
   Apartments.....................................    558    10      474     8
   Land...........................................    202     4      258     5
   Agriculture....................................     84     2       96     2
   Other..........................................    439     8      388     7
                                                   ------   ---   ------   ---
     Total........................................ $5,504   100%  $5,649   100%
                                                   ======   ===   ======   ===

  The Company's real estate holdings are primarily located throughout the United States. At December 31, 2000, approximately 26%, 25% and 10% of the Company's real estate holdings were located in New York, California and Texas, respectively.

  Changes in real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                                                Years ended
                                                                December 31,
                                                               ----------------
                                                               2000  1999  1998
                                                               ----  ----  ----
                                                                (Dollars in
                                                                 millions)
   Balance at January 1....................................... $ 34  $ 33  $110
   Additions charged (credited) to operations.................   17    36    (5)
   Deductions for writedowns and dispositions.................  (12)  (35)  (72)
                                                               ----  ----  ----
   Balance at December 31..................................... $ 39  $ 34  $ 33
                                                               ====  ====  ====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Investment income related to impaired real estate and real estate joint ventures held-for-investment was $45 million, $61 million and $105 million for the years ended December 31, 2000, 1999 and 1998, respectively. Investment income related to impaired real estate and real estate joint ventures held-for-sale was $18 million, $14 million and $3 million for the years ended December 31, 2000, 1999 and 1998, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $15 million and $22 million at December 31, 2000 and 1999, respectively.

  The Company owned real estate acquired in satisfaction of debt of $66 million and $47 million at December 31, 2000 and 1999, respectively.

 Leveraged Leases

  Leveraged leases, included in other invested assets, consisted of the following:

                                                             December 31,
                                                         ----------------------
                                                            2000        1999
                                                         ----------  ----------
                                                         (Dollars in millions)
   Investment........................................... $    1,002  $    1,016
   Estimated residual values............................        546         559
                                                         ----------  ----------
     Total..............................................      1,548       1,575
   Unearned income......................................       (384)       (417)
                                                         ----------  ----------
     Leveraged leases................................... $    1,164  $    1,158
                                                         ==========  ==========

  The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from three to 15 years, but in certain circumstances are as long as 30 years. These receivables are generally collateralized by the related property.

 Net Investment Income

  The components of net investment income were as follows:

                                                          Years ended December
                                                                   31,
                                                         -----------------------
                                                          2000    1999    1998
                                                         ------- ------- -------
                                                          (Dollars in millions)
   Fixed maturities..................................... $ 8,529 $ 7,171 $ 6,990
   Equity securities....................................      41      40      78
   Mortgage loans on real estate........................   1,693   1,484   1,580
   Real estate and real estate joint ventures...........   1,407   1,426   1,529
   Policy loans.........................................     515     340     387
   Other limited partnership interests..................     142     199     196
   Cash, cash equivalents and short-term investments....     271     173     187
   Other................................................     192      91     406
                                                         ------- ------- -------
     Total..............................................  12,790  10,924  11,353
   Less: Investment expenses............................   1,017   1,108   1,125
                                                         ------- ------- -------
     Net investment income.............................. $11,773 $ 9,816 $10,228
                                                         ======= ======= =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

 Net Investment Gains (Losses)

  Net investment gains (losses), including changes in valuation allowances, were as follows:

                                                         Years ended December
                                                                 31,
                                                         ----------------------
                                                          2000    1999    1998
                                                         -------  -----  ------
                                                             (Dollars in
                                                              millions)
   Fixed maturities..................................... $(1,437) $(538) $  573
   Equity securities....................................     192     99     994
   Mortgage loans on real estate........................     (18)    28      23
   Real estate and real estate joint ventures...........     101    265     424
   Other limited partnership interests..................      (7)    33      13
   Sales of businesses..................................     632    --      531
   Other................................................      65    (24)     71
                                                         -------  -----  ------
     Total..............................................    (472)  (137)  2,629
   Amounts allocable to:
     Future policy benefit loss recognition.............     --     --     (272)
     Deferred policy acquisition costs..................      95     46    (240)
     Participating contracts............................    (126)    21     (96)
     Policyholder dividend obligation...................      85    --      --
                                                         -------  -----  ------
       Net investment (losses) gains.................... $  (418) $ (70) $2,021
                                                         =======  =====  ======

  Investment gains and losses have been reduced by (1) additions to future policy benefits resulting from the need to establish additional liabilities due to the recognition of investment gains, (2) deferred policy acquisition cost amortization to the extent that such amortization results from investment gains and losses, (3) additions to participating contractholder accounts when amounts equal to such investment gains and losses are credited to the contractholders' accounts, and (4) adjustments to the policyholder dividend obligation resulting from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

 Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                        Years ended December
                                                                 31,
                                                       -------------------------
                                                        2000     1999     1998
                                                       -------  -------  -------
                                                        (Dollars in millions)
   Fixed maturities................................... $ 1,696  $(1,828) $ 4,809
   Equity securities..................................     744      875      832
   Other invested assets..............................      70      165      154
                                                       -------  -------  -------
     Total............................................   2,510     (788)   5,795
                                                       -------  -------  -------
   Amounts allocable to:
     Future policy benefit loss recognition...........    (284)    (249)  (2,248)
     Deferred policy acquisition costs................     101      697     (931)
     Participating contracts..........................    (133)    (118)    (212)
     Policyholder dividend obligation.................    (385)     --       --
   Deferred income taxes..............................    (626)     161     (864)
                                                       -------  -------  -------
     Total............................................  (1,327)     491   (4,255)
                                                       -------  -------  -------
       Net unrealized investment gains (losses)....... $ 1,183  $  (297) $ 1,540
                                                       =======  =======  =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The changes in net unrealized investment gains (losses) were as follows:

                                                        Years ended December
                                                                 31,
                                                        -----------------------
                                                         2000    1999     1998
                                                        ------  -------  ------
                                                        (Dollars in millions)
   Balance at January 1...............................  $ (297) $ 1,540  $1,898
   Unrealized investment gains (losses) during the
    year..............................................   3,298   (6,583)   (870)
   Unrealized investment gains (losses) relating to:
     Future policy benefit loss recognition...........     (35)   1,999     (59)
     Deferred policy acquisition costs................    (596)   1,628     216
     Participating contracts..........................     (15)      94     100
     Policyholder dividend obligation.................    (385)     --      --
   Deferred income taxes..............................    (787)   1,025     255
                                                        ------  -------  ------
   Balance at December 31.............................  $1,183  $  (297) $1,540
                                                        ======  =======  ======
   Net change in unrealized investment gains (losses).  $1,480  $(1,837) $ (358)
                                                        ======  =======  ======

3. Derivative Instruments

  The table below provides a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2000 and 1999:

                                          2000                                 1999
                          ------------------------------------ ------------------------------------
                                              Current Market                       Current Market
                                              or Fair Value                        or Fair Value
                          Carrying Notional ------------------ Carrying Notional ------------------
                           Value    Amount  Assets Liabilities  Value    Amount  Assets Liabilities
                          -------- -------- ------ ----------- -------- -------- ------ -----------
                                                    (Dollars in millions)
Financial futures.......    $23    $   254   $ 23     $--        $ 27   $ 3,140   $37      $ 10
Interest rate swaps.....     41      1,549     49        1        (32)    1,316    11        40
Floors..................    --         325      3      --         --        --    --        --
Caps....................    --       9,950    --       --           1    12,376     3       --
Foreign currency swaps..     (1)     1,469    267       85        --      4,002    26       103
Exchange traded options.      1         10    --         1        --        --    --        --
                            ---    -------   ----     ----       ----   -------   ---      ----
 Total contractual
  commitments...........    $64    $13,557   $342     $ 87       $ (4)  $20,834   $77      $153
                            ===    =======   ====     ====       ====   =======   ===      ====

  The following is a reconciliation of the notional amounts by derivative type and strategy at December 31, 2000 and 1999:

                             December 31, 1999           Terminations/ December 31, 2000
                              Notional Amount  Additions  Maturities    Notional Amount
                             ----------------- --------- ------------- -----------------
                                                (Dollars in millions)
   BY DERIVATIVE TYPE
   Financial futures.......       $ 3,140       $14,255     $17,141         $   254
   Financial forwards......           --             12          12             --
   Interest rate swaps.....         1,316         1,605       1,372           1,549
   Floors..................           --            325         --              325
   Caps....................        12,376         1,000       3,426           9,950
   Foreign currency swaps..         4,002           687       3,220           1,469
   Exchange traded options.           --             41          31              10
                                  -------       -------     -------         -------
     Total contractual com-
      mitments.............       $20,834       $17,925     $25,202         $13,557
                                  =======       =======     =======         =======
   BY STRATEGY
   Liability hedging.......       $12,571       $ 2,876     $ 3,830         $11,617
   Invested asset hedging..         4,215           781       3,310           1,686
   Portfolio hedging.......         2,021        14,255      16,022             254
   Anticipated transaction
    hedging................         2,027            13       2,040             --
                                  -------       -------     -------         -------
     Total contractual com-
      mitments.............       $20,834       $17,925     $25,202         $13,557
                                  =======       =======     =======         =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2000:

                                                    Remaining Life
                             -------------------------------------------------------------
                             One Year   After One Year   After Five Years
                             or Less  Through Five Years Through Ten Years After Ten Years  Total
                             -------- ------------------ ----------------- --------------- -------
                                                     (Dollars in millions)
   Financial futures.......   $  254        $  --             $  --             $--        $   254
   Interest rate swaps.....      243           714               268             324         1,549
   Floors..................      --            --                325             --            325
   Caps....................    5,210         4,740               --              --          9,950
   Foreign currency swaps..       91           508               685             185         1,469
   Exchange traded options.       10           --                --              --             10
                              ------        ------            ------            ----       -------
    Total contractual
     commitments...........   $5,808        $5,962            $1,278            $509       $13,557
                              ======        ======            ======            ====       =======

4.Fair Value Information

  The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

  Amounts related to the Company's financial instruments were as follows:

                                                    Notional Carrying Estimated
                                                     Amount   Value   Fair Value
   December 31, 2000                                -------- -------- ----------
                                                       (Dollars in millions)
   Assets:
     Fixed maturities.............................           $112,445  $112,445
     Equity securities............................              2,193     2,193
     Mortgage loans on real estate................             21,951    22,847
     Policy loans.................................              8,158     8,914
     Short-term investments.......................                930       930
     Cash and cash equivalents....................              3,419     3,419
     Mortgage loan commitments....................    $534        --         17
   Liabilities:
     Policyholder account balances................             43,196    42,958
     Short-term debt..............................              1,094     1,094
     Long-term debt...............................              3,443     3,343
     Payable under securities loaned transactions.             12,301    12,301
   Other:
     Company-obligated mandatorily redeemable
      securities of subsidiary trust..............                118       118

                                                    Notional Carrying Estimated
                                                     Amount   Value   Fair Value
   December 31, 1999                                -------- -------- ----------
                                                       (Dollars in millions)
   Assets:
     Fixed maturities.............................           $ 96,981  $ 96,981
     Equity securities............................              2,006     2,006
     Mortgage loans on real estate................             19,739    19,452
     Policy loans.................................              5,598     5,618
     Short-term investments.......................              3,055     3,055
     Cash and cash equivalents....................              2,789     2,789
     Mortgage loan commitments....................    $465        --         (7)
   Liabilities:
     Policyholder account balances................             37,170    36,893
     Short-term debt..............................              4,208     4,208
     Long-term debt...............................              2,514     2,466
     Payable under securities loaned transactions.              6,461     6,461

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

 Fixed Maturities and Equity Securities

  The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

 Mortgage Loans on Real Estate and Mortgage Loan Commitments

  Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments.

 Policy Loans

  Fair values for policy loans are estimated by discounting expected future cash flows using U.S. Treasury rates to approximate interest rates and the Company's past experiences to project patterns of loan accrual and repayment characteristics.

 Cash and Cash Equivalents and Short-term Investments

  The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

 Policyholder Account Balances

  The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

 Short-term and Long-term Debt, Payables Under Securities Loaned Transactions and Company-Obligated Mandatorily Redeemable Securities of Subsidiary Trust

  The fair values of short-term and long-term debt, payables under securities loaned transactions and Company-obligated mandatorily redeemable securities of subsidiary trust are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

 Derivative Instruments

  The fair value of derivative instruments, including financial futures, financial forwards, interest rate and foreign currency swaps, floors, foreign exchange contracts, caps and options are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

5.Employee Benefit Plans

 Pension Benefit and Other Benefit Plans

  The Company is both the sponsor and administrator of defined benefit pension plans covering all eligible employees and sales representatives of Metropolitan Life and certain of its subsidiaries. Retirement benefits are based upon years of credited service and final average earnings history.

  The Company also provides certain postemployment benefits and certain postretirement health care and life insurance benefits for retired employees through insurance contracts. Substantially all of the Company's employees may, in accordance with the plans applicable to the postretirement benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the Company.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                       December 31,
                                                ------------------------------
                                                   Pension          Other
                                                  Benefits        Benefits
                                                --------------  --------------
                                                 2000    1999    2000    1999
                                                ------  ------  ------  ------
                                                   (Dollars in millions)
Change in projected benefit obligation:
  Projected benefit obligation at beginning of
   year........................................ $3,737  $3,920  $1,483  $1,708
    Service cost...............................     98     100      29      28
    Interest cost..............................    291     271     113     107
    Acquisitions...............................    107     --       37     --
    Actuarial losses (gains)...................    176    (260)     59    (281)
    Curtailments and terminations..............     (3)    (22)      2      10
    Change in benefits.........................     (2)    --      (86)    --
    Benefits paid..............................   (259)   (272)    (95)    (89)
                                                ------  ------  ------  ------
Projected benefit obligation at end of year....  4,145   3,737   1,542   1,483
                                                ------  ------  ------  ------
Change in plan assets:
  Contract value of plan assets at beginning of
   year........................................  4,726   4,403   1,199   1,123
    Actual return on plan assets...............     54     575     179     141
    Acquisitions...............................     79     --      --      --
    Employer contribution......................     19      20       3      24
    Benefits paid..............................   (259)   (272)    (63)    (89)
                                                ------  ------  ------  ------
Contract value of plan assets at end of year...  4,619   4,726   1,318   1,199
                                                ------  ------  ------  ------
Over (under) funded............................    474     989    (224)   (284)
Unrecognized net asset at transition...........    (31)    (66)    --      --
Unrecognized net actuarial losses (gains)......      2    (564)   (478)   (487)
Unrecognized prior service cost................    109     127     (89)     (2)
                                                ------  ------  ------  ------
Prepaid (accrued) benefit cost................. $  554  $  486  $ (791) $ (773)
                                                ------  ------  ------  ------
Qualified plan prepaid pension cost............ $  775  $  632
Non-qualified plan accrued pension cost........   (263)   (182)
Unamortized prior service cost.................     14      17
Accumulated other comprehensive income.........     28      19
                                                ------  ------
Prepaid benefit cost........................... $  554  $  486
                                                ======  ======

  The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                               Non-Qualified
                             Qualified Plan        Plan             Total
                             ----------------  --------------  ----------------
                              2000     1999     2000    1999    2000     1999
                             -------  -------  ------  ------  -------  -------
                                         (Dollars in millions)
Aggregate projected benefit
 obligation................  $(3,775) $(3,482) $ (370) $ (255) $(4,145) $(3,737)
Aggregate contract value of
 plan assets (principally
 Company contracts)........    4,619    4,726     --      --     4,619    4,726
                             -------  -------  ------  ------  -------  -------
Over (under) funded........  $   844  $ 1,244  $ (370) $ (255) $   474  $   989
                             =======  =======  ======  ======  =======  =======

  The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                         Pension Benefits     Other Benefits
                                       ---------------------  ---------------
                                         2000        1999      2000    1999
                                       ---------  ----------  ------  -------
Weighted average assumptions at
 December 31:
  Discount rate....................... 6.9%-7.75% 6.25%-7.75% 6%-7.5% 6%-7.75%
  Expected rate of return on plan
   assets.............................      8%-9%    8%-10.5%   6%-9%    6%-9%
  Rate of compensation increase.......      4%-6%   4.5%-8.5%    N/A      N/A

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The assumed health care cost trend rates used in measuring the accumulated nonpension postretirement benefit obligation were 6.5% per year for pre-Medicare eligible claims and 6% for Medicare eligible claims in 2000 and 1999.

  Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                       One Percent One Percent
                                                        Increase    Decrease
                                                       ----------- -----------
                                                        (Dollars in millions)
   Effect on total of service and interest cost
    components........................................    $ 16        $ 13
   Effect of accumulated postretirement benefit
    obligation........................................    $143        $118

  The components of periodic benefit costs were as follows:

                                         Pension Benefits     Other Benefits
                                         -------------------  ----------------
                                         2000   1999   1998   2000  1999  1998
                                         -----  -----  -----  ----  ----  ----
                                              (Dollars in millions)
   Service cost......................... $  98  $ 100  $  90  $ 29  $ 28  $ 31
   Interest cost........................   291    271    257   113   107   114
   Expected return on plan assets.......  (420)  (363)  (337)  (97)  (89)  (79)
   Amortization of prior actuarial
    gains...............................   (19)    (6)   (11)  (22)  (11)  (13)
   Curtailment (credit) cost............    (3)   (17)   (10)    2    10     4
                                         -----  -----  -----  ----  ----  ----
   Net periodic benefit (credit) cost... $ (53) $ (15) $ (11) $ 25  $ 45  $ 57
                                         =====  =====  =====  ====  ====  ====

 Savings and Investment Plans

  The Company sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $65 million, $45 million and $43 million for the years ended December 31, 2000, 1999 and 1998, respectively.

6.Closed Block

  On the date of demutualization, Metropolitan Life established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings. Amounts reported at April 7, 2000 and for the period after demutualization are as of April 1, 2000 and for the period beginning on April 1, 2000 (the effect of transaction from April 1, 2000 through April 6, 2000 are not considered material).

  Closed block liabilities and assets designated to the closed block at December 31, 2000 and April 7, 2000 were as follows:

                                                                        April
                                                          December 31,   7,
                                                          ------------ -------
                                                              2000      2000
                                                          ------------ -------
                                                              (Dollars in
                                                               millions)
   Closed Block Liabilities
   Future policy benefits................................   $39,415    $38,661
   Other policyholder funds..............................       278        321
   Policyholder dividends payable........................       740        747
   Policyholder dividend obligation......................       385        --
   Payable under securities loaned transactions..........     3,268      1,856
   Other.................................................        37        330
                                                            -------    -------
       Total closed block liabilities....................    44,123     41,915
                                                            -------    -------
   Assets Designated To The Closed Block
   Investments:
     Fixed maturities available-for-sale, at fair value
      (amortized cost: $25,660 and $24,725)..............    25,634     23,940
     Equity securities, at fair value (cost: $51)........        54        --
     Mortgage loans on real estate.......................     5,801      4,744
     Policy loans........................................     3,826      3,762
     Short-term investments..............................       223        168
     Other invested assets...............................       248        325
                                                            -------    -------
       Total investments.................................    35,786     32,939
   Cash and cash equivalents.............................       661        655
   Accrued investment income.............................       557        538
   Deferred income taxes.................................     1,234      1,390
   Premiums and other receivables........................       117        267
                                                            -------    -------
       Total assets designated to the closed block.......    38,355     35,789
                                                            -------    -------
   Excess of closed block liabilities over assets
    designated to the closed block.......................     5,768      6,126
                                                            -------    -------
   Amounts included in other comprehensive loss:
     Net unrealized investment loss, net of deferred
      income tax
      of $9 and $287.....................................       (14)      (498)
     Allocated to policyholder dividend obligation, net
      of
      deferred income tax of $143........................      (242)       --
                                                            -------    -------
                                                               (256)      (498)
                                                            -------    -------
   Maximum future earnings to be recognized from closed
    block assets and liabilities.........................   $ 5,512    $ 5,628
                                                            =======    =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Information regarding the policyholder dividend obligation is as follows:

                            (Dollars in millions)
                            ---------------------
   Balance at April 7,
    2000...................         $--
   Change in policyholder
    dividend obligation....           85
   Net investment losses...          (85)
   Net unrealized
    investment gains at
    December 31, 2000......          385
                                    ----
   Balance at December 31,
    2000...................         $385
                                    ====

  Closed block revenues and expenses were as follows:

                                                           April 7, 2000 through
                                                             December 31, 2000
                                                           ---------------------
                                                           (Dollars in millions)
   REVENUES
   Premiums..............................................         $2,900
   Net investment income.................................          1,949
   Net investment losses (net of amounts allocable to the
    policyholder dividend obligation of $(85))...........           (150)
                                                                  ------
     Total revenues......................................          4,699
                                                                  ------
   EXPENSES
   Policyholder benefits and claims......................          2,874
   Policyholder dividends................................          1,132
   Change in policyholder dividend obligation (includes
    amounts directly related to net investment losses of
    $(85))...............................................             85
   Other expenses........................................            425
                                                                  ------
     Total expenses......................................          4,516
                                                                  ------
   Revenues net of expenses before income taxes..........            183
   Income taxes..........................................             67
                                                                  ------
   Revenues net of expenses and income taxes.............         $  116
                                                                  ======

  The change in maximum future earnings of the closed block was as follows:

                                                           (Dollars in millions)
   April 7, 2000..........................................        $5,628
   December 31, 2000......................................         5,512
                                                                  ------
   Change during the period...............................        $ (116)
                                                                  ======

  The Company charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the plan of reorganization. The Company also charges the closed block for expenses of maintaining the policies included in the closed block.

7.Separate Accounts

  Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $53,656 million and $47,618 million at December 31, 2000 and 1999, respectively, for which the policyholder assumes the investment risk, and guaranteed separate accounts totaling $16,594 million and $17,323 million at December 31, 2000 and 1999, respectively, for which the Company contractually guarantees either a minimum return or account value to the policyholder.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $667 million, $485 million and $413 million for the years ended December 31, 2000, 1999 and 1998, respectively. Guaranteed separate accounts consisted primarily of Met Managed Guaranteed Interest Contracts and participating close out contracts. The average interest rates credited on these contracts were 6.9% and 6.5% at December 31, 2000 and 1999, respectively. The assets that support these liabilities were comprised of $15,708 million and $16,874 million in fixed maturities at December 31, 2000 and 1999, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, these investment products carry a graded surrender charge as well as a market value adjustment.

8.Debt

  Debt consisted of the following:

                                                             December 31,
                                                         ---------------------
                                                            2000       1999
                                                         ---------- ----------
                                                         (Dollars in millions)
   Surplus notes, interest rates ranging from 6.30% to
    7.80%, maturity dates ranging from 2003 to 2025....  $    1,650 $    1,546
   Capital note, interest at 8.00%, due 2005...........       1,006        --
   Investment related exchangeable debt, interest rates
    ranging from 4.90% to 5.40%, due 2001 and 2002.....         271        369
   Fixed rate notes, interest rates ranging from 5.29%
    to 10.50%, maturity dates ranging from 2001 to
    2009...............................................         316        187
   Senior notes, interest rates ranging from 7.06% to
    7.25%, maturity dates ranging from 2003 to 2007....          98        270
   Capital lease obligations...........................          42         44
   Other notes with varying interest rates.............          60         98
                                                         ---------- ----------
   Total long-term debt................................       3,443      2,514
   Total short-term debt...............................       1,094      4,208
                                                         ---------- ----------
     Total.............................................  $    4,537 $    6,722
                                                         ========== ==========

  Metropolitan Life and certain of its subsidiaries maintain committed and unsecured credit facilities aggregating $2,000 million (five-year facility of $1,000 million expiring in April 2003 and a 364-day facility of $1,000 million expiring in April of 2001). Both facilities bear interest at LIBOR plus 20 basis points. The facilities can be used for general corporate purposes and also provide backup for the Company's commercial paper program. At December 31, 2000, there were no outstanding borrowings under either of the facilities.

  Reinsurance Group of America, Incorporated ("RGA"), a subsidiary of the Company, maintains committed and unsecured credit facilities aggregating $178 million (two three-year facilities of $140 million and $22 million expiring May 2003 and a three month $16 million revolving line of credit). The interest on borrowing is based on the terms of each specific borrowing. At December 31, 2000, there was $98 million outstanding under these facilities. Subsequent to December 31, 2000, RGA amended its revolving line of credit agreement into a $20 million facility.

  Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile. Subject to the prior approval of the Superintendent, the $300 million 7.45% surplus notes due 2023 may be redeemed, in whole or in part, at the election of Metropolitan Life at any time on or after November 1, 2003.

  Each issue of investment related debt is payable in cash or by delivery of an underlying security owned by the Company. The amount payable at maturity of the debt is greater than the principal of the debt if the market value of the underlying security appreciates above certain levels at the date of debt repayment as compared to the market value of the underlying security at the date of debt issuance. At December 31, 2000, the underlying securities pledged as collateral has a market value of $295 million.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  In connection with the demutualization, Metropolitan Life issued to the Holding Company a mandatorily convertible note bearing interest at an annual rate of 8.00% of the principal amount of $1,006 million, payable quarterly in arrears commencing August 15, 2000 and maturing on May 15, 2005. The principal amount of the capital note is mandatorily convertible into common stock of Metropolitan Life upon maturity or acceleration of the capital note and without any further action by the Holding Company or Metropolitan Life. In addition, the capital note provides that Metropolitan Life may not make any payment of principal or interest on the capital note so long as specified payment restrictions exist and have not been waived by the Superintendent. Payment restrictions would exist if Metropolitan Life fails to exceed certain thresholds relative to the level of its statutory risk-based capital or the amount of its outstanding capital notes, surplus notes or similar obligations. At December 31, 2000, Metropolitan Life's statutory total adjusted capital exceeded these limitations.

  The aggregate maturities of long-term debt for the Company are $172 million in 2001, $210 million in 2002, $500 million in 2003, $14 million in 2004,
$1,398 million in 2005 and $1,149 million thereafter.

  Short-term debt of the Company consisted of commercial paper with a weighted average interest rate of 6.60% and 6.05% and a weighted average maturity of 44 and 74 days at December 31, 2000 and 1999, respectively.

  Interest expense related to the Company's indebtedness was $417 million, $384 million and $333 million for the years ended December 31, 2000, 1999 and 1998, respectively.

9.Company-obligated Mandatorily Redeemable Securities Of Subsidiary Trust

  In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. GenAmerica has fully and unconditionally guaranteed, on a subordinated basis, the obligation of the trust under the capital securities and is obligated to mandatorily redeem the securities on June 30, 2027. GenAmerica may prepay the securities any time after June 30, 2007. Capital securities outstanding at December 31, 2000 were $118 million, net of unamortized discount of $7 million.

10.Commitments And Contingencies

 Litigation

  Metropolitan Life is currently a defendant in approximately 500 lawsuits raising allegations of improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims."

  On December 28, 1999, after a fairness hearing, the United States District Court for the Western District of Pennsylvania approved a class action settlement resolving a multidistrict litigation proceeding involving alleged sales practices claims. No appeal was taken, and the settlement is final. The settlement class includes most of the owners of permanent life insurance policies and annuity contracts or certificates issued pursuant to individual sales in the United States by Metropolitan Life, Metropolitan Insurance and Annuity Company or Metropolitan Tower Life Insurance Company between January 1, 1982 and December 31, 1997. The class includes owners of approximately six million in-force or terminated insurance policies and approximately one million in-force or terminated annuity contracts or certificates.

  In addition to dismissing the consolidated class actions, the District Court's order also bars sales practices claims by class members with respect to policies or annuities issued by the defendant insurers during the class period, effectively resolving all pending sales practices class actions against these insurers in the United States.

  Under the terms of the order, only those class members who excluded themselves from the settlement may continue an existing, or start a new, sales practices lawsuit against Metropolitan Life, Metropolitan Insurance and Annuity Company or Metropolitan Tower Life Insurance Company for policies or annuities issued during the class period. Approximately 20,000 class members elected to exclude themselves from the settlement. At December 31, 2000, approximately 300 of these "opt-outs" have filed new individual lawsuits.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The settlement provides three forms of relief. General relief, in the form of free death benefits, is provided automatically to class members who did not exclude themselves from the settlement or who did not elect the claim evaluation procedures set forth in the settlement. The claim evaluation procedures permit a class member to have a claim evaluated by a third party under procedures set forth in the settlement. Claim awards made under the claim evaluation procedures will be in the form of policy adjustments, free death benefits or, in some instances, cash payments. In addition, class members who have or had an ownership interest in specified policies will also automatically receive deferred acquisition cost tax relief in the form of free death benefits. The settlement fixes the aggregate amounts that are available under each form of relief. Implementation of the class action settlement is proceeding.

  Metropolitan Life expects that the total cost of the settlement will be approximately $957 million. This amount is equal to the amount of the increase in liabilities for the death benefits and policy adjustments and the present value of expected cash payments to be provided to included class members, as well as attorneys' fees and expenses and estimated other administrative costs, but does not include the cost of litigation with policyholders who are excluded from the settlement. The Company believes that the cost of the settlement will be substantially covered by available reinsurance and the provisions made in the consolidated financial statements, and thus will not have a material adverse effect on its business, results of operations or financial position. Metropolitan Life made some recoveries in 2000 under those reinsurance agreements and, although there is no assurance that other reinsurance claim submissions will be paid, Metropolitan Life believes payment is likely to occur. The Company believes it has made adequate provision in the consolidated financial statements for all probable losses for sales practices claims, including litigation costs involving policyholders who are excluded from the settlement as well as for the two class action settlements described in the two paragraphs immediately following the next paragraph.

  The Metropolitan Life class action settlement did not resolve two putative class actions involving sales practices claims filed against Metropolitan Life in Canada. A certified class action with conditionally certified subclasses is pending in the United States District Court for the Southern District of New York against Metropolitan Life, Metropolitan Insurance and Annuity Company, Metropolitan Tower Life Insurance Company and various individual defendants alleging improper sales abroad; settlement discussions are continuing.

  Separate from the Metropolitan Life class action settlement, similar sales practices class action litigation against New England Mutual Life Insurance Company ("New England Mutual"), with which Metropolitan Life merged in 1996, and General American, which was acquired in 2000, has been settled. The New England Mutual case, a consolidated multidistrict litigation in the United States District Court for the District of Massachusetts, involves approximately 600,000 life insurance policies sold during the period January 1, 1983 through August 31, 1996. The settlement of this case was approved by the District Court in October 2000 and is not being appealed. Implementation of the class action settlement is proceeding. The Company expects that the total cost of this settlement will be approximately $150 million. Approximately 2,400 class members opted-out of the settlement. As of December 31, 2000, New England Mutual was a defendant in approximately 30 opt-out lawsuits involving sales practices claims.

  The settlement of the consolidated multidistrict sales practices class action case against General American was approved by the United States District Court for the Eastern District of Missouri. The General American case involves approximately 250,000 life insurance policies sold during the period January 1, 1982 through December 31, 1996. One appeal has been filed. The Company expects that the approximate cost of the settlement will be $55 million, not including legal fees and costs for plaintiffs' counsel. The District Court has scheduled a hearing in March 2001 with respect to plaintiffs' class counsels' request for such fees and costs. Approximately 700 class members have elected to exclude themselves from the General American settlement. As of December 31, 2000, General American was a defendant in approximately ten opt-out lawsuits involving sales practices claims.

  In the past, some individual sales practices claims have been resolved through settlement, have been won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life's, New England Mutual's or General American's sales of individual life insurance policies or annuities. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

  Metropolitan Life is also a defendant in numerous lawsuits seeking compensatory and punitive damages for personal injuries allegedly caused by exposure to asbestos or asbestos-containing products. Metropolitan Life has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. Rather, these lawsuits, currently numbering in the thousands, have principally been based upon allegations relating to certain research, publication and other activities of one or more of Metropolitan Life's employees during the period from the 1920's through approximately the 1950's and alleging that Metropolitan Life learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Legal theories asserted against Metropolitan Life have included negligence, intentional tort claims and conspiracy claims concerning the health risks associated with asbestos. While Metropolitan Life believes it has meritorious defenses to these claims, and has not suffered any adverse judgments in respect of these claims, most of the cases have been resolved by settlements. Metropolitan Life intends to continue to exercise its best judgment regarding settlement or defense of such cases, including when trials of these cases are appropriate. The number of such cases that may be brought or the aggregate amount of any liability that Metropolitan Life may ultimately incur is uncertain.

  Significant portions of amounts paid in settlement of such cases have been funded with proceeds from a previously-resolved dispute with Metropolitan Life's primary, umbrella and first level excess liability insurance carriers. Metropolitan Life was involved in litigation with several of its excess liability insurers regarding amounts payable under its policies with respect to coverage for these claims. The trial court granted summary judgment to these insurers and Metropolitan Life appealed. The Connecticut Supreme Court in 2001 affirmed the decision of the trial court. The Company believes that Metropolitan Life's asbestos-related litigation with these insurers should have no effect on its recoveries under excess insurance policies that were obtained in 1998 for asbestos-related claims.

  The Company has recorded, in other expenses, charges of $15 million ($10 million after-tax), $499 million ($317 million after-tax), and $1,895 million ($1,203 million after-tax) for the years ended December 31, 2000, 1999, and 1998, respectively, for sales practices claims and claims for personal injuries caused by exposure to asbestos or asbestos-containing products. The 2000 charge was principally related to sales practices claims. The 1999 charge was principally related to the settlement of the multidistrict litigation proceeding involving alleged improper sales practices, accruals for sales practices claims not covered by the settlement and other legal costs. The 1998 charge was comprised of $925 million and $970 million for sales practices claims and asbestos-related claims, respectively. The Company recorded the charges for sales practices claims in 1998 based on preliminary settlement discussions and the settlement history of other insurers.

  Prior to the fourth quarter of 1998, Metropolitan Life established a liability for asbestos-related claims based on settlement costs for claims that Metropolitan Life had settled, estimates of settlement costs for claims pending against Metropolitan Life and an estimate of settlement costs for unasserted claims. The amount for unasserted claims was based on management's estimate of unasserted claims that would be probable of assertion. A liability is not established for claims which management believes are only reasonably possible of assertion. Based on this process, the accrual for asbestos-related claims at December 31, 1997 was $386 million. Potential liabilities for asbestos-related claims are not easily quantified, due to the nature of the allegations against Metropolitan Life, which are not related to the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products, adding to the uncertainty as to the number of claims that may be brought against Metropolitan Life.

  During 1998, Metropolitan Life decided to pursue the purchase of excess insurance to limit its exposure to asbestos-related claims. In connection with the negotiations with the casualty insurers to obtain this insurance, Metropolitan Life obtained information that caused management to reassess the accruals for asbestos-related claims. This information included:

  . Information from the insurers regarding the asbestos-related claims experience of other insureds, which indicated that the number of claims that were probable of assertion against Metropolitan Life in the future

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES was significantly greater than it had assumed in its accruals. The number of claims brought against Metropolitan Life is generally a reflection of the number of asbestos-related claims brought against asbestos defendants generally and the percentage of those claims in which Metropolitan Life is included as a defendant. The information provided to Metropolitan Life relating to other insureds indicated that Metropolitan Life had been included as a defendant for a significant percentage of total asbestos-related claims and that it may be included in a larger percentage of claims in the future, because of greater awareness of asbestos litigation generally by potential plaintiffs and plaintiffs' lawyers and because of the bankruptcy and reorganization or the exhaustion of insurance coverage of other asbestos defendants; and that, although volatile, there was an upward trend in the number of total claims brought against asbestos defendants.

  . Information derived from actuarial calculations Metropolitan Life made in the fourth quarter of 1998 in connection with these negotiations, which helped to frame, define and quantify this liability. These calculations were made using, among other things, current information regarding Metropolitan Life's claims and settlement experience (which reflected Metropolitan Life's decision to resolve an increased number of these claims by settlement), recent and historic claims and settlement experience of selected other companies and information obtained from the insurers.

  Based on this information, Metropolitan Life concluded that certain claims that previously were considered as only reasonably possible of assertion were probable of assertion, increasing the number of assumed claims to approximately three times the number assumed in prior periods. As a result of this reassessment, Metropolitan Life increased its liability for asbestos-related claims to $1,278 million at December 31, 1998.

  During 1998, Metropolitan Life paid $1,407 million of premiums for excess of loss reinsurance agreements and excess insurance policies, consisting of $529 million for the excess of loss reinsurance agreements for sales practices claims and excess mortality losses and $878 million for the excess insurance policies for asbestos-related claims.

  Metropolitan Life obtained the excess of loss reinsurance agreements to provide reinsurance with respect to sales practices claims made on or prior to December 31, 1999 and for certain mortality losses in 1999. These reinsurance agreements have a maximum aggregate limit of $650 million, with a maximum sublimit of $550 million for losses for sales practices claims. This coverage is in excess of an aggregate self-insured retention of $385 million with respect to sales practices claims and $506 million, plus Metropolitan Life's statutory policy reserves released upon the death of insureds, with respect to life mortality losses. At December 31, 1999, the subject losses under the reinsurance agreements due to sales practices claims and related counsel fees from the time Metropolitan Life entered into the reinsurance agreements did not exceed that self-insured retention. No recoveries were made with respect to the coverage for excess mortality losses for 1999. As noted above, recoveries have been made in 2000 under the reinsurance agreements for the sales practices claims. The maximum sublimit of $550 million for sales practices claims was within a range of losses that management believed were reasonably possible at December 31, 1998. Each excess of loss reinsurance agreement for sales practices claims and mortality losses contains an experience fund, which provides for payments to Metropolitan Life at the commutation date if experience is favorable at such date. The Company accounts for the aggregate excess of loss reinsurance agreements as reinsurance; however, if deposit accounting were applied, the effect on the Company's consolidated financial statements in 2000, 1999 and 1998 would not be significant.

  Under reinsurance accounting, the excess of the liability recorded for sales practices losses recoverable under the agreements of $550 million over the premium paid of $529 million resulted in a deferred gain of $21 million which was amortized into income over the settlement period from January 1999 through April 2000. Under deposit accounting, the premium would be recorded as an other asset rather than as an expense, and the reinsurance loss recoverable and the deferred gain would not have been recorded. Because the agreements also contain an experience fund which increases with the passage of time, the increase in the experience fund in 1999 and 2000 under deposit accounting would be recognized as interest income in an amount approximately equal to the deferred gain that was amortized into income under reinsurance accounting.

  The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1,500 million, which is in excess of a $400 million self-insured retention ($878 million of which was recorded as a recoverable at

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

December 31, 2000, 1999 and 1998). The asbestos-related policies are also subject to annual and per-claim sublimits. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. Although amounts paid in any given year that are recoverable under the policies will be reflected as a reduction in the Company's operating cash flows for that year, management believes that the payments will not have a material adverse effect on the Company's liquidity. Each asbestos-related policy contains an experience fund and a reference fund that provides for payments to the Company at the commutation date if experience under the policy to such date has been favorable, or pro rata reductions from time to time in the loss reimbursements to the Company if the cumulative return on the reference fund is less than the return specified in the experience fund.

  The Company believes adequate provision has been made in its consolidated financial statements for all reasonably probable and estimable losses for sales practices and asbestos-related claims.

  With respect to Metropolitan Life's asbestos litigation, estimates can be uncertain due to the limitations of available data and the difficulty of predicting with any certainty numerous variables that can affect liability estimates, including the number of future claims, the cost to settle claims and the impact of any possible future adverse verdicts and their amounts. Recent bankruptcies of other companies involved in asbestos litigation may result in an increase in the number of claims and the cost of resolving claims, as well as the number of trials and possible verdicts Metropolitan Life may experience. Plaintiffs are seeking additional funds from defendants, including Metropolitan Life, in light of recent bankruptcy filings by certain other defendants. Accordingly, it is reasonably possible that the Company's total exposure to asbestos claims may be greater than the liability recorded by the Company in its consolidated financial statements. Metropolitan Life will continue to study the variables in light of additional information, including legislative and judicial developments, gained over time in order to identify trends that may become evident and to assess their impact on the previously established liability; future charges to income may be necessary. While the potential future charges could be material in particular quarterly or annual periods in which they are recorded, based on information currently known by management, it does not believe any such charges are likely to have a material adverse effect on the Company's consolidated financial position.

  A purported class action suit involving policyholders in four states has been filed in a Rhode Island state court against a Metropolitan Life subsidiary, Metropolitan Property and Casualty Insurance Company, with respect to claims by policyholders for the alleged diminished value of automobiles after accident-related repairs. The trial court recently denied a motion by Metropolitan Property and Casualty Insurance Company for summary judgment, and discovery has commenced. A class certification motion has been denied. Similar "diminished value" purported class action suits have been filed in Texas and Tennessee against Metropolitan Property and Casualty Insurance Company. A purported class action has been filed against Metropolitan Property and Casualty Insurance Company's subsidiary, Metropolitan Casualty Insurance Company, in Florida by a policyholder alleging breach of contract and unfair trade practices with respect to allowing the use of parts not made by the original manufacturer to repair damaged automobiles. A motion for class certification is pending. In addition, a plaintiff in Louisiana state court recently amended an individual lawsuit to state a putative class action on behalf of Louisiana insureds challenging the method that Metropolitan Property and Casualty Insurance Company uses to determine the value of a motor vehicle that has sustained a total loss. A class certification motion is pending. These suits are in the early stages of litigation and Metropolitan Property and Casualty Insurance Company and Metropolitan Casualty Insurance Company intend to defend themselves vigorously against these suits. Similar suits have been filed against many other personal lines property and casualty insurers.

  The United States, the Commonwealth of Puerto Rico and various hotels and individuals have sued MetLife Capital Corporation, a former subsidiary of the Company, seeking damages for clean up costs, natural resource damages, personal injuries and lost profits and taxes based upon, among other things, a release of oil from a barge which was being towed by the M/V Emily S. In connection with the sale of MetLife Capital, the Company acquired MetLife Capital's potential liability with respect to the M/V Emily S. lawsuits. MetLife Capital had entered into a sale and leaseback financing arrangement with respect to the M/V Emily S. The plaintiffs have taken the position that MetLife Capital, as the owner of record of the M/V Emily S., is responsible for all damages caused by the barge, including the oil spill. The claims of the governments of the United States and Puerto Rico were settled in 2000 within amounts previously accrued by the Company.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Metropolitan Life has completed a tender offer to purchase the shares of Conning Corporation that it had not already owned. After Metropolitan Life had announced its intention to make a tender offer, three putative class actions were filed by Conning shareholders alleging that the prospective offer was inadequate and constituted a breach of fiduciary duty. The parties to the litigation have reached an agreement providing for a settlement of the actions; a motion seeking court approval for the settlement will be filed with the New York State Supreme Court in New York County after a final agreement is signed.

  Several lawsuits were brought in 2000 challenging the fairness of Metropolitan Life's plan of reorganization and the adequacy and accuracy of Metropolitan Life's disclosure to policyholders regarding the plan. These actions name as defendants some or all of Metropolitan Life, the Holding Company, the individual directors, the New York Superintendent of Insurance and the underwriters for MetLife, Inc.'s initial public offering, Goldman Sachs & Company and Credit Suisse First Boston. Five purported class actions pending in the Supreme Court of the State of New York for New York County have been consolidated within the commercial part. In addition, there remains a separate purported class action in New York state court in New York County and another in Kings County. The plaintiffs in the state court class actions seek injunctive, declaratory and compensatory relief, as well as an accounting. Some of the plaintiffs in the above described actions have also brought a proceeding under Article 78 of New York's Civil Practice Law and Rules challenging the Opinion and Decision of the New York Superintendent of Insurance that approved the plan. In this proceeding, petitioners seek to vacate the Superintendent's Opinion and Decision and enjoin him from granting final approval of the plan. Another purported class action is pending in the Supreme Court of the State of New York for New York County and has been brought on behalf of a purported class of beneficiaries of Metropolitan Life annuities purchased to fund structured settlements claiming that the class members should have received common stock or cash in connection with the demutualization. Three purported class actions were filed in the United States District Court for the Eastern District of New York claiming violation of the Securities Act of 1933. The plaintiffs in these actions, which have been consolidated, claim that the Policyholder Information Booklets relating to the plan failed to disclose certain material facts and seek rescission and compensatory damages. A purported class action was filed in the United States District Court for the Southern District of New York seeking damages from Metropolitan Life and the Holding Company for alleged violations of various provisions of the Constitution of the United States in connection with the plan of reorganization. Metropolitan Life, the Holding Company and the individual defendants believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions. The defendants have moved to dismiss most of these actions; the Kings County action and the Article 78 proceeding are being voluntarily held in abeyance.

  Three lawsuits were also filed against Metropolitan Life in 2000 in the United States District Courts for the Southern District of New York, for the Eastern District of Louisiana, and for the District of Kansas, alleging racial discrimination in the marketing, sale, and administration of life insurance policies, including "industrial" life insurance policies, sold by Metropolitan Life decades ago. The plaintiffs in these three purported class actions seek unspecified compensatory damages, punitive damages, reformation, imposition of a constructive trust, a declaration that the alleged practices are discriminatory and illegal, injunctive relief requiring Metropolitan Life to discontinue the alleged discriminatory practices and adjust policy values, and other relief. Metropolitan Life believes it has meritorious defenses to the plaintiffs' claims and is contesting vigorously plaintiffs' claims in these actions. Metropolitan Life has successfully transferred the Louisiana action to the United States District Court for the Southern District of New York and has also filed a motion to transfer the Kansas action to the same court. Metropolitan Life has moved for summary judgment in the two actions pending in New York, citing the applicable statute of limitations. The New York cases are scheduled for trial in November 2001.

  Insurance departments in a number of states have initiated inquiries in 2000 about possible race-based underwriting of life insurance. These inquiries generally have been directed to all life insurers licensed in the respective states, including Metropolitan Life and certain of its subsidiaries. The New York Insurance Department has commenced examinations of certain domestic life insurance companies, including Metropolitan Life and certain of its subsidiaries, concerning possible past race-based underwriting practices.

  Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular quarterly or annual periods.

 Leases

  In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and subrental income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                                         Gross
                                                        Rental Sublease  Rental
                                                        Income  Income  Payments
                                                        ------ -------- --------
                                                         (Dollars in millions)
   2001................................................ $  881   $17      $145
   2002................................................    679    15       114
   2003................................................    631    12        93
   2004................................................    574    11        76
   2005................................................    538    11        61
   Thereafter..........................................  2,322    21       264

 Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1,311 million and $1,131 million at December 31, 2000 and 1999, respectively. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

11.Acquisitions and Dispositions

 Acquisitions

  On January 6, 2000, Metropolitan Life completed its acquisition of GenAmerica for $1.2 billion. As part of the GenAmerica acquisition, General American Life Insurance Company paid Metropolitan Life a fee of $120 million in connection with the assumption of certain funding agreements. The fee has been considered as part of the purchase price of GenAmerica. GenAmerica is a holding company which includes General American Life Insurance Company, approximately 49% of the outstanding shares of RGA common stock, a provider of reinsurance, and 61% of the outstanding shares of Conning Corporation ("Conning") common stock, an asset manager. Metropolitan Life owned 10% of the outstanding shares of RGA common stock prior to the completion of the GenAmerica acquisition. At December 31, 2000 Metropolitan Life's ownership percentage of the outstanding shares of RGA common stock was approximately 59%.

  In April 2000, Metropolitan Life acquired the outstanding shares of Conning common stock not already owned by Metropolitan Life for $73 million.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The Company's total revenues and net income for the year ended December 31, 1999 on both a historical and pro forma basis as if the acquisition of GenAmerica had occurred on January 1, 1999 were as follows:

                                                       Total Revenues Net Income
                                                       -------------- ----------
                                                         (Dollars in millions)
   Historical.........................................    $25,421        $617
   Pro forma (unaudited)..............................    $29,278        $403

  The pro forma results include adjustments to give effect to the amortization of discounts on fixed maturities, goodwill and value of business acquired, adjustments to liabilities for future policy benefits, and certain other adjustments, together with related income tax effects. The pro forma information is not necessarily indicative of the results that would have occurred had the purchase been made on January 1, 1999 or the future results of the combined operations.

 Dispositions

  During 2000, the Company completed the sale of its 48% ownership interest in its affiliates, Nvest, L.P. and Nvest Companies L.P. This transaction resulted in an investment gain of $663 million.

  Effective October 31, 2000, the Company sold Exeter Reassurance Company, Ltd. ("Exeter") to the Holding Company and recorded an investment loss of $27 million.

  During 1998, the Company sold MetLife Capital Holdings, Inc. (a commercial financing company) and a substantial portion of its Canadian and Mexican insurance operations, which resulted in an investment gain of $531 million.

12. Income Taxes

  The provision for income taxes was as follows:

                                                    Years ended December 31,
                                                   ----------------------------
                                                     2000      1999      1998
                                                   --------  --------  --------
                                                     (Dollars in millions)
   Current:
     Federal...................................... $   (131) $    608  $    666
     State and local..............................       34        24        60
     Foreign......................................        5         4        99
                                                   --------  --------  --------
                                                        (92)      636       825
                                                   --------  --------  --------
   Deferred:
     Federal......................................      555       (78)      (25)
     State and local..............................        8         2        (8)
     Foreign......................................        6        (2)      (54)
                                                   --------  --------  --------
                                                        569       (78)      (87)
                                                   --------  --------  --------
   Provision for income taxes..................... $    477  $    558  $    738
                                                   ========  ========  ========

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported were as follows:

                                                     Years ended December 31,
                                                     ---------------------------
                                                       2000     1999     1998
                                                     --------  -------- --------
                                                      (Dollars in millions)
   Tax provision at U.S. statutory rate............. $    499  $   411  $   728
   Tax effect of:
     Tax exempt investment income...................      (52)     (39)     (40)
     Surplus tax....................................     (145)     125       18
     State and local income taxes...................       30       18       31
     Prior year taxes...............................      (37)     (31)       4
     Demutualization costs..........................       21       56      --
     Payment to former Canadian policyholders.......      114      --       --
     Sales of businesses............................       31      --       (19)
     Other, net.....................................       16       18       16
                                                     --------  -------  -------
   Provision for income taxes....................... $    477  $   558  $   738
                                                     ========  =======  =======

  Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                 December 31,
                                                                 --------------
                                                                  2000    1999
                                                                 ------  ------
                                                                  (Dollars in
                                                                   millions)
   Deferred income tax assets:
     Policyholder liabilities and receivables................... $3,034  $3,042
     Net operating losses.......................................    258      72
     Net unrealized investment losses...........................    --      161
     Employee benefits..........................................    167     192
     Litigation related.........................................    232     468
     Other......................................................    350     242
                                                                 ------  ------
                                                                  4,041   4,177
     Less: Valuation allowance..................................     78      72
                                                                 ------  ------
                                                                  3,963   4,105
                                                                 ------  ------
   Deferred income tax liabilities:
     Investments................................................  1,329   1,472
     Deferred policy acquisition costs..........................  2,713   1,967
     Net unrealized investment gains............................    626     --
     Other......................................................     37      63
                                                                 ------  ------
                                                                  4,705   3,502
                                                                 ------  ------
   Net deferred income tax (liability) asset.................... $ (742) $  603
                                                                 ======  ======

  Domestic net operating loss carryforwards amount to $393 million at December 31, 2000 and expire in 2020. Foreign net operating loss carryforwards amount to $354 million at December 31, 2000 and were generated in various foreign countries with expiration periods of five years to infinity.

  The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The Internal Revenue Service has audited the Company for the years through and including 1996. The Company is being audited for the years 1997, 1998 and 1999. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

13. Reinsurance

  The Company's life insurance operations participate in reinsurance in order to limit losses, minimize exposure to large risks and to provide additional capacity for future growth. Risks in excess of $25 million on single survivorship policies and $35 million on joint survivorship policies are 100 percent coinsured. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. In addition, the Company has exposure to catastrophes, which are an inherent risk of the property and casualty insurance business and could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

  The Company is engaged in life reinsurance whereby it indemnifies another insurance company for all or a portion of the insurance risk underwritten by the ceding company.

  See Note 10 for information regarding certain excess of loss reinsurance agreements providing coverage for risks associated primarily with sales practices claims.

  The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                      Years ended December
                                                               31,
                                                     -------------------------
                                                      2000     1999     1998
                                                     -------  -------  -------
                                                      (Dollars in millions)
   Direct premiums.................................. $15,661  $13,249  $12,763
   Reinsurance assumed..............................   2,858      484      409
   Reinsurance ceded................................  (2,256)  (1,645)  (1,669)
                                                     -------  -------  -------
   Net premiums..................................... $16,263  $12,088  $11,503
                                                     =======  =======  =======
   Reinsurance recoveries netted against
    policyholder benefits........................... $ 1,934  $ 1,626  $ 1,744
                                                     =======  =======  =======

  Reinsurance recoverables, included in premiums and other receivables, were $3,304 million and $2,898 million at December 31, 2000 and 1999, respectively, including $1,359 million and $1,372 million, respectively, relating to reinsurance of long-term guaranteed interest contracts and structured settlement lump sum contracts accounted for as a financing transaction. Reinsurance and ceded commissions payables, included in other liabilities, were $225 million and $148 million at December 31, 2000 and 1999, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The following provides an analysis of the activity in the liability for benefits relating to property and casualty and group accident and non-medical health policies and contracts:

                                                       Years ended December
                                                                31,
                                                      -------------------------
                                                       2000     1999     1998
                                                      -------  -------  -------
                                                       (Dollars in millions)
   Balance at January 1.............................. $ 3,789  $ 3,320  $ 3,655
     Reinsurance recoverables........................    (415)    (382)    (378)
                                                      -------  -------  -------
   Net balance at January 1..........................   3,374    2,938    3,277
                                                      -------  -------  -------
   Acquisition of business...........................      35      204      --
                                                      -------  -------  -------
   Incurred related to:
     Current year....................................   3,773    3,129    2,726
     Prior years.....................................    (111)     (16)    (245)
                                                      -------  -------  -------
                                                        3,662    3,113    2,481
                                                      -------  -------  -------
   Paid related to:
     Current year....................................  (2,243)  (2,012)  (1,967)
     Prior years.....................................  (1,023)    (869)    (853)
                                                      -------  -------  -------
                                                       (3,266)  (2,881)  (2,820)
                                                      -------  -------  -------
   Net Balance at December 31........................   3,805    3,374    2,938
     Add: Reinsurance recoverables...................     214      415      382
                                                      -------  -------  -------
   Balance at December 31............................ $ 4,019  $ 3,789  $ 3,320
                                                      =======  =======  =======

14. Other Expenses

  Other expenses were comprised of the following:

                                                       Years ended December
                                                                31,
                                                      -------------------------
                                                       2000     1999     1998
                                                      -------  -------  -------
                                                       (Dollars in millions)
   Compensation.....................................  $ 2,712  $ 2,590  $ 2,478
   Commissions......................................    1,710      937      902
   Interest and debt issue costs....................      365      405      379
   Amortization of policy acquisition costs
    (excludes amortization of $(95), $(46) and $240,
    respectively, related to investment (losses)
    gains)..........................................    1,472      930      641
   Capitalization of policy acquisition costs.......   (1,805)  (1,160)  (1,025)
   Rent, net of sublease income.....................      296      239      155
   Minority interest................................      115       55       67
   Restructuring charge.............................      --       --        81
   Other............................................    3,269    2,759    4,341
                                                      -------  -------  -------
     Total other expenses...........................  $ 8,134  $ 6,755  $ 8,019
                                                      =======  =======  =======

  During 1998, the Company recorded charges of $81 million to restructure headquarters operations and consolidate certain agencies and other operations. These costs were paid during 1999.

15. Stockholder's Equity

 Dividend Restrictions

  Under the New York Insurance Law, Metropolitan Life is permitted without prior insurance regulatory clearance to pay a stockholder dividend to the Holding Company as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). Metropolitan Life will be permitted to pay a stockholder dividend to the Holding Company in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the distribution. Under the New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Department has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. At December 31, 2000, Metropolitan Life could pay the Holding Company a stockholder dividend of $721 million without prior approval of the Superintendent.

  During 2000, the Company paid an ordinary dividend of $762 million to its parent, the Holding Company.

 Statutory Equity and Income

  The reconciliations of insurance subsidiaries' statutory capital and surplus and net change in statutory capital and surplus determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities, with stockholder's equity and net income determined in conformity with generally accepted accounting principles were as follows:

                                                               December 31,
                                                              ----------------
                                                               2000     1999
                                                              -------  -------
                                                                (Dollars in
                                                                 millions)
   Statutory capital and surplus of insurance subsidiaries... $ 7,213  $ 7,630
   GAAP adjustments for:
     Future policy benefits and policyholder account
      balances...............................................  (3,469)  (4,167)
     Deferred policy acquisition costs.......................   8,740    8,381
     Deferred income taxes...................................     (57)     886
     Valuation of investments................................   1,077   (2,102)
     Statutory asset valuation reserves......................   3,344    3,189
     Statutory interest maintenance reserves.................     547    1,114
     Surplus notes...........................................  (1,650)  (1,546)
     Other, net..............................................     271      305
                                                              -------  -------
   Stockholder's Equity...................................... $16,016  $13,690
                                                              =======  =======

                                                             Years ended
                                                            December 31,
                                                          -------------------
                                                          2000   1999   1998
                                                          -----  ----  ------
                                                             (Dollars in
                                                              millions)
   Net change in statutory capital and surplus of
    insurance subsidiaries............................... $(417) $242  $   10
   GAAP adjustments for:
     Future policy benefits and policyholder account
      balances...........................................   133   556     127
     Deferred policy acquisition costs...................   214   379     224
     Deferred income taxes...............................  (496)  154     234
     Valuation of investments............................ 1,229   473   1,158
     Statutory asset valuation reserves..................    88  (226)   (461)
     Statutory interest maintenance reserves.............  (571) (368)    312
     Dividends on common stock...........................   762   --      --
     Other, net..........................................     7  (593)   (261)
                                                          -----  ----  ------
   Net income............................................ $ 949  $617  $1,343
                                                          =====  ====  ======

  In March 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the
"Codification"). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES principles will continue to be established by individual state laws and permitted practices. The Department requires adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The Company believes that the adoption of Codification by the NAIC and the Codification as modified by the Department, as currently interpreted, will not adversely affect statutory capital and surplus as of January 1, 2001.

16. Other Comprehensive Income (Loss)

  The following table sets forth the reclassification adjustments required for the years ended December 31, 2000, 1999 and 1998 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                        2000    1999     1998
                                                       ------  -------  ------
                                                       (Dollars in millions)
Holding gains (losses) on investments arising during
 the year............................................. $2,807  $(6,314) $1,493
Income tax effect of holding gains or losses..........   (975)   2,262    (617)
Reclassification adjustments:
  Recognized holding losses (gains) included in
   current year income................................    989       38  (2,013)
  Amortization of premium and discount on investments.   (498)    (307)   (350)
  Recognized holding (losses) gains allocated to other
   policyholder amounts...............................    (54)     (67)    608
  Income tax effect...................................   (152)     120     729
Allocation of holding (gains) losses on investments
 relating to other policyholder amounts...............   (977)   3,788    (351)
Income tax effect of allocation of holding gains or
 losses to other policyholder amounts.................    340   (1,357)    143
                                                       ------  -------  ------
Net unrealized investment gains (losses)..............  1,480   (1,837)   (358)
                                                       ------  -------  ------
Foreign currency translation adjustments arising
 during the year......................................     (6)      50    (115)
Reclassification adjustment for sale of investment in
 foreign operation....................................    --       --        2
                                                       ------  -------  ------
Foreign currency translation adjustment...............     (6)      50    (113)
                                                       ------  -------  ------
Minimum pension liability adjustment..................     (9)      (7)    (12)
                                                       ------  -------  ------
Other comprehensive income (loss)..................... $1,465  $(1,794) $ (483)
                                                       ======  =======  ======

17. Business Segment Information

  The Company provides insurance and financial services to customers in the United States, Canada, Central America, South America, Europe, South Africa, Asia and Australia. The Company's business is divided into six major segments:
Individual Business, Institutional Business, Reinsurance, Auto & Home, Asset Management and International. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

  Individual Business offers a wide variety of individual insurance and investment products, including life insurance, annuities and mutual funds. Institutional Business offers a broad range of group insurance and retirement and savings products and services, including group life insurance, non-medical health insurance such as short and long-term disability, long-term care and dental insurance and other insurance products and services. Reinsurance provides life reinsurance and international life and disability on a direct and reinsurance basis. Auto & Home provides insurance coverages including private passenger automobile, homeowners and personal excess liability insurance. Asset Management provides a broad variety of asset management products and services to individuals and institutions. International provides life insurance, accident and health insurance, annuities and retirement and savings products to both individuals and groups, and auto and homeowners coverage to individuals.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Set forth in the tables below is certain financial information with respect to the Company's operating segments for the years ended December 31, 2000, 1999 and 1998. The accounting policies of the segments are the same as those described in the summary of significant accounting policies, except for the method of capital allocation. The Company allocates capital to each segment based upon an internal capital allocation system that allows the Company to more effectively manage its capital. The Company evaluates the performance of each operating segment based upon income or loss from operations before provision for income taxes and non-recurring items (e.g. items of unusual or infrequent nature). The Company allocates non-recurring items (primarily consisting of sales practices claims and claims for personal injuries caused by exposure to asbestos or asbestos-containing products and demutualization costs) and, prior to its sale in 1998, the results of MetLife Capital Holdings, Inc., to the Corporate segment.

At or for the
year ended
December 31,                                           Auto &    Asset                            Consolidation/
2000              Individual Institutional Reinsurance  Home   Management International Corporate  Elimination    Total
-------------     ---------- ------------- ----------- ------  ---------- ------------- --------- -------------- --------
                                                          (Dollars in millions)
                                                                                         $
Premiums........   $  4,673     $ 6,900      $1,396    $2,636     $--        $  660          --      $    (2)    $ 16,263
Universal life
 and investment-
 type product
 policy fees....      1,221         547         --        --       --            53          --           (1)       1,820
Net investment
 income.........      6,475       3,959         368       194       90          254          678        (245)      11,773
Other revenues..        838         673          29        40      760            9          150         (37)       2,462
Net investment
 gains (losses).        227        (475)         (2)      (20)     --            18         (228)         62         (418)
Policyholder
 benefits and
 claims.........      5,054       8,178       1,045     2,005      --           562           91         --        16,935
Interest
 credited to
 policyholder
 account
 balances.......      1,680       1,090         109       --       --            56          --          --         2,935
Policyholder
 dividends......      1,742         124          15       --       --            32          --          --         1,913
Payments to
 former Canadian
 policyholders..        --          --          --        --       --           327          --          --           327
Demutualization
 costs..........        --          --          --        --       --           --           230         --           230
Other expenses..      3,511       1,753         506       827      784          292          687        (226)       8,134
Income (loss)
 before
 provision for
 income taxes...      1,447         459         116        18       66         (275)        (408)          3        1,426
Net income
 (loss).........        920         307          68        30       34         (285)        (150)         25          949
Total assets....    132,433      90,279       6,503     4,511      418        5,119       18,788      (3,559)     254,492
Deferred policy
 acquisition
 costs..........      8,610         446         910       176      --           354            1         --        10,497
Separate account
 assets.........     34,860      33,918          28       --       --         1,491          --          (47)      70,250
Policyholder
 liabilities....     84,049      50,223       4,984     2,559      --         2,435           64        (989)     143,325
Separate account
 liabilities....     34,860      33,918          28       --       --         1,491          --          (47)      70,250

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

At or for the
year ended
December 31,                                           Auto &   Asset                            Consolidation/
1999              Individual Institutional Reinsurance  Home  Management International Corporate  Elimination    Total
-------------     ---------- ------------- ----------- ------ ---------- ------------- --------- -------------- --------
                                                          (Dollars in millions)
Premiums........   $ 4,289      $ 5,525       $--      $1,751   $  --       $  523      $  --       $   --      $ 12,088
Universal life
 and investment-
 type product
 policy fees....       888          502        --         --       --           43         --           --         1,433
Net investment
 income.........     5,346        3,755        --         103       80         206         605         (279)       9,816
Other revenues..       558          629        --          21      803          12          59           72        2,154
Net realized
 investment
 (losses) gains.       (14)         (31)       --           1      --            1         (41)          14          (70)
Policyholder
 benefits and
 claims.........     4,625        6,712        --       1,301      --          458         --             4       13,100
Interest
 credited to
 policyholder
 account
 balances.......     1,359        1,030        --         --       --           52         --           --         2,441
Policyholder
 dividends......     1,509          159        --         --       --           22         --           --         1,690
Demutualization
 costs..........       --           --         --         --       --          --          260          --           260
Other expenses..     2,719        1,589        --         514      795         248       1,031         (141)       6,755
Income (loss)
 before
 provision for
 income taxes...       855          890        --          61       88           5        (668)         (56)       1,175
Net income
 (loss).........       555          567        --          56       51          21        (583)         (50)         617
Total assets....   109,401       88,127        --       4,443    1,036       4,381      20,499       (2,655)     225,232
Deferred policy
 acquisition
 costs..........     8,228          364        --         167      --          311         --           --         9,070
Separate account
 assets.........    28,828       35,236        --         --       --          877         --           --        64,941
Policyholder
 liabilities....    72,956       47,781        --       2,318      --        2,187           6         (293)     124,955
Separate account
 liabilities....    28,828       35,236        --         --       --          877         --           --        64,941

At or for the
year ended
December 31,                                           Auto &   Asset                            Consolidation/
1998              Individual Institutional Reinsurance  Home  Management International Corporate  Elimination    Total
-------------     ---------- ------------- ----------- ------ ---------- ------------- --------- -------------- --------
                                                          (Dollars in millions)
Premiums........   $  4,323     $ 5,159       $--      $1,403   $  --       $  618      $   --      $   --      $ 11,503
Universal life
 and investment-
 type product
 policy fees....        817         475        --         --       --           68          --          --         1,360
Net investment
 income.........      5,480       3,885        --          81       75         343          682        (318)      10,228
Other revenues..        474         575        --          36      817          33          111         (52)       1,994
Net realized
 investment
 gains..........        659         557        --         122      --          117          679        (113)       2,021
Policyholder
 benefits and
 claims.........      4,606       6,416        --       1,029      --          597          (10)        --        12,638
Interest
 credited to
 policyholder
 account
 balances.......      1,423       1,199        --         --       --           89          --          --         2,711
Policyholder
 dividends......      1,445         142        --         --       --           64          --          --         1,651
Demutualization
 costs..........        --          --         --         --       --          --             6         --             6
Other expenses..      2,577       1,613        --         386      799         352        2,601        (309)       8,019
Income (loss)
 before
 provision for
 income taxes...      1,702       1,281        --         227       93          77       (1,125)       (174)       2,081
Net income
 (loss).........      1,069         846        --         161       49          56         (695)       (143)       1,343
Total assets....    103,614      88,741        --       2,763    1,164       3,432       20,852      (5,220)     215,346
Deferred policy
 acquisition
 costs..........      6,386         354        --          57      --          231          --          --         7,028
Separate account
 assets.........     23,013      35,029        --         --       --           26          --          --        58,068
Policyholder
 liabilities....     71,571      49,406        --       1,477      --        2,043            1        (295)     124,203
Separate account
 liabilities....     23,013      35,029        --         --       --           26          --          --        58,068

  The Individual Business segment included an equity ownership interest in Nvest under the equity method of accounting. Nvest was included within the Asset Management segment due to the types of products and strategies employed by the entity. The Individual Business segment's equity in earnings of Nvest, which is included in net investment income, was $30 million, $48 million and $49 million for the years ended December 31, 2000, 1999 and 1998, respectively. The Individual Business segment includes $538 million (after allocating $118 million to participating

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES contracts) of the gain on the sale of Nvest in 2000. As part of the GenAmerica acquisition, the Company acquired General American Life Insurance Company, the results of which are included primarily in the Individual Business segment.

  The Reinsurance segment includes the life reinsurance business of RGA, acquired in 2000, combined with Exeter, an ancillary life reinsurance business of the Company. Effective October 31, 2000, the Company sold Exeter to its parent, MetLife, Inc. Exeter has been reported as a component of the Individual Business segment rather than as a separate segment for periods prior to January 1, 2000 due to its immateriality.

  The Auto & Home segment includes the standard personal lines property and casualty insurance operations of The St. Paul Companies which were acquired in September, 1999.

  As part of the GenAmerica acquisition, the Company acquired Conning, the results of which are included in the Asset Management segment.

  The International segment includes a $87 million gain resulting from the sale of a substantial portion of the Company's Canadian operations in 1998.

  The Corporate segment includes a $433 million gain resulting from the sale of MetLife Capital Holdings, Inc. in 1998.

  Net investment income and net investment gains and losses are based upon the actual results of each segment's specifically identifiable asset portfolio. Other costs and operating costs were allocated to each of the segments based upon: (1) a review of the nature of such costs, (2) time studies analyzing the amount of employee compensation costs incurred by each segment and (3) cost estimates included in the Company's product pricing.

  The consolidation/elimination column includes the elimination of all intersegment amounts and the Individual Business segment's ownership interest in Nvest. The principal component of the intersegment amounts related to intersegment loans, which bore interest at rates commensurate with related borrowings.

  Revenues derived from any customer did not exceed 10% of consolidated revenues. Revenues from U.S. operations were $30,906 million, $24,637 million and $25,643 million for the years ended December 31, 2000, 1999 and 1998, respectively, which represented 97%, 97% and 95%, respectively, of consolidated revenues.

                                 MetLife/(R)/

                      Metropolitan Life Insurance Company
                    One Madison Avenue, New York, NY 10010

1900002349(0502) printed in U.S.A.                     E00048MVC(exp0502)MLIC-LD

                                    PART II
                REPRESENTATION WITH RESPECT TO FEES AND CHARGES

Metropolitan Life represents that the fees and charges deducted under the Policies offered and sold pursuant to this amended Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life under the Policies. Metropolitan Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Metropolitan Life to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies issued pursuant this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein based on supplements, amendments, endorsements or other riders to such policies or prospectus, or otherwise.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

  The facing sheet.
  Cross-Reference Table.

  The Prospectus, consisting of 34 pages.
  Undertaking to File Reports as filed with the initial filing of this Registration Statement on January 22, 1993.
  Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933 as filed with the initial filing of this Registration Statement on January 22, 1993.
  Representation With Respect To Fees And Charges.
  The signatures.
  Written Consents of the following persons:
    Michael F. Rogalski (filed with Exhibit 6 below).
    Freedman, Levy, Kroll & Simonds as filed with the initial filing of this Registration Statement on January 22, 1993.
    Deloitte & Touche LLP

The following exhibits:

 1.A (1) --Resolution of Board of Directors of Metropolitan Life effecting the establishment of Metropolitan Life Separate Account UL++++
 (2)     --Not Applicable
 (3)(a)  --Not Applicable
 (b)     --Form of Selected Broker Agreement*
 (c)     --Schedule of Sales Commissions+++
 (4)     --Not Applicable
 (5)(a)  --Specimen Flexible Premium Variable Life Insurance Policy*
 (b)     --Alternate pages required by State Law*
 (c)     --Endorsement for calculation of minimum death benefit using the Cash
          Value Accumulation test*
 (d)     --Accelerated Death Benefit and Zero Cost Loan riders*
 (e)     --Yearly Renewable Term rider+++++
 (f)     --Refund of sales load rider+++++
 (g) --Amended Policy Specifications Page indicating alternate premium expense charges+++++
 (h) (1) --Participation Agreements with INVESCO and Janus**
 (2)      Form of Participation Agreement with Templeton**
 (3)      Participation Agreements with New England and Alliance*****
 (4)      Form of Participation Agreement with COVA*****
 (5)(i)   Participation Agreement with Fidelity****

 (ii)     Supplemental Agreements with Fidelity*****
 (i)     --Form of personalized illustration*****
 (6)(a)  -- Restated Charter and By-Laws of Metropolitan Life***
 (7)     --Not Applicable
 (8)     --Not Applicable
 (9)     --Not Applicable
 (10)(a) --Amended Application Forms for Policy and Form of Receipt (including
          State variations)*
 3. --Opinion and consent of Counsel as to the legality of the securities being registered+++++
 4.      --Not Applicable
 5.      --See Exhibit 27 below.
 6. --Opinion and consent of Michael F. Rogalski, relating to the Policies+
 7.      --Not Applicable
 8.      --Powers of Attorney++++
 11.     --Memoranda describing certain procedures filed pursuant to Rule 6e-
          3(T)(b)(12)(iii)*
 27. --Financial Data Schedule (not applicable) No Code of Ethics has been included in the above exhibits, because the registrant invests only in shares of open-end management investment companies registered under the Investment
          Company Act of 1940.

--------
  +  Filed herewith.
  ++ Included in the filing of Post-Effective Amendment No. 4 to this
     Registration Statement on March 1, 1996.
  +++ Incorporated by reference from "Distribution of the Policies" in the Prospectus included herein.

 ++++ Incorporated by reference to the filing of Post-Effective Amendment No.
      5 to the Registration Statement of Separate Account UL (File No. 33-47927) on April 30, 1997, except for Robert H. Benmosche's power of attorney, which is incorporated by reference to the Registration Statement of Separate Account UL (File No. 333-40161) filed on November 13, 1997, Stewart G. Nagler's power of attorney, which is incorporated by reference to the filing of Post- Effective Amendment No. 6 to the Registration Statement of Separate Account UL (File No. 33-47927) on December 23, 1997, Virginia M. Wilson's power of attorney which is incorporated by reference to the filing of Pre-Effective Amendment No. 2 to the Registration Statement of Metropolitan Life Separate Account E (File No. 333-80547) on November 1, 1999, William C. Steere, Jr.'s power of attorney which is included in the filing of Post-Effective Amendment No. 8 to this Registration Statement, and John C. Danforth's power of attorney which is filed herewith.
+++++ Included in the filing of Post-Effective Amendment No. 5 to this
      Registration Statement on April 26, 1996.
    * Included in the filing of Post-Effective Amendment No. 6 to this Registration Statement on April 30, 1997.
   ** Included in the filing of Post-Effective Amendment No. 8 to this
      Registration Statement on April 23, 1999.
  *** Incorporated by reference to the filing of Post-Effective Amendment No.
      3 to the Registration Statement of Separate Account UL (File No. 333-40161) on April 6, 2000.
 **** Incorporated by reference to the filing of Post-Effective Amendment No.
      26 to the Registration Statement of Separate Account E (File No. 2-90380) on Form N-4 on April 30, 1997.

***** Incorporated by reference to the filing of Post-Effective Amendment No.
      10 to this Registration Statement on September 18, 2000.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, METROPOLITAN LIFE INSURANCE COMPANY certifies that it meets all of the requirements for effectness of this amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, State of New York, this 24th day of April, 2001.

                                          Metropolitan Life Insurance Company
                                          (Seal)


                                                   /s/ Gary A. Beller
                                          By: _________________________________
                                             Senior Executive Vice-President &
                                                      General Counsel

                                                 /s/ Cheryl D. Martino
                                          Attest: _____________________________
                                                    Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                Signature                            Title                       Date
                ---------                            -----                       ----

                   *                      Chairman, President, and
 _______________________________________   Chief Executive Officer
           Robert H. Benmosche             and Director (Principal
                                           Executive Officer)

                   *                      Vice-Chairman of the Board
 _______________________________________   and Chief Investment
               Gerald Clark                Officer and Director

                   *                      Vice-Chairman of the Board
 _______________________________________   and Chief Financial
            Stewart G. Nagler              Officer (Principal
                                           Financial Officer)

                   *                      Senior Vice-President and
 _______________________________________   Controller (Principal
            Virginia M. Wilson             Accounting Officer)

                   *                      Director
 _______________________________________
            Curtis H. Barnette

                   *                      Director
 _______________________________________
             Joan Ganz Cooney

                   *                      Director
 _______________________________________
             John C. Danforth

                   *                      Director
 _______________________________________
           Burton A. Dole, Jr.

        /s/ Christopher P. Nicholas       Attorney-in-fact                  April 24, 2001
 *By: __________________________________
      Christopher P. Nicholas, Esq.

                Signature                            Title                       Date
                ---------                            -----                       ----

                   *                      Director
 _______________________________________
            James R. Houghton

                   *                      Chairman and Chief
 _______________________________________   Executive Officer
              Harry P. Kamen               (Retired) and Director

                   *                      Director
 _______________________________________
             Helene L. Kaplan

                   *                      Director
 _______________________________________
           Charles M. Leighton

                   *                      Director
 _______________________________________
           John J. Phelan, Jr.

                   *                      Director
 _______________________________________
              Hugh B. Price

                   *                      Director
 _______________________________________
          Ruth J. Simmons, Ph.D

                   *                      Director
 _______________________________________
            William C. Steere

        /s/ Christopher P. Nicholas       Attorney-in-fact                  April 24, 2001
 *By: __________________________________
      Christopher P. Nicholas, Esq.

Pursuant to the requirements of the Securities Act of 1933, the Registrant, METROPOLITAN LIFE SEPARATE ACCOUNT UL, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement pursuant to Rule 485(b) and has duly caused this amended Registration Statement to be signed, on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, State of New York this 24th day of April 2001.

                                          Metropolitan Life Separate Account
                                          UL
                                          (Registrant)


                                          By: Metropolitan Life Insurance
                                             Company
                                          (Depositor)
                                          (Seal)

                                                /s/ Gary A. Beller, Esq.
                                          By: _________________________________
                                             Senior Executive Vice-President &
                                                      General Counsel

                                                 /s/ Cheryl D. Martino
                                          Attest: _____________________________
                                                    Assistant Secretary

                         INDEPENDENT AUDITORS' CONSENT

Metropolitan Life Insurance Company:

We consent to the use in this Post-Effective Amendment No. 11 to Registration Statement No. 33-57320 of Metropolitan Life Separate Account UL on Form S-6 of our report dated March 5, 2001, relating to Metropolitan Life Separate Account UL, and our report dated February 9, 2001, relating to Metropolitan Life Insurance Company, both appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Legal, Accounting and Actuarial Matters" appearing in such Prospectus.

Deloitte & Touche LLP

New York, New York

April 23, 2001